First American Multi-Manager Domestic Equity Fund
Schedule of Investments
June 30, 2026 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 56.5%

COMMUNICATION SERVICES - 5.4%
Alphabet, Inc. - Class A	61,993	$ 22,154,438
Alphabet, Inc. - Class C	51,769	18,291,541
AT&T, Inc.	55,619	1,151,313
Comcast Corp. - Class A	29,295	719,192
Fox Corp. - Class A	5,011	261,374
Fox Corp. - Class B	4,178	195,698
Match Group, Inc.	6,206	236,138
Meta Platforms, Inc. - Class A	27,407	15,438,089
Netflix, Inc. (a)	49,404	3,527,446
New York Times Co. (The) - Class A	8,560	599,029
Pinterest, Inc. - Class A (a)	5,548	116,674
Reddit, Inc. - Class A (a)	811	140,773
ROBLOX Corp. - Class A (a)	2,246	122,137
Space Exploration Technologies Corp. - Class A (a)(b)	1,179	201,444
Spotify Technology SA (a)	579	265,836
T-Mobile US, Inc.	2,412	404,565
Universal Music Group NV	13,370	280,068
Verizon Communications, Inc.	17,234	729,688
Walt Disney Co. (The)	20,134	1,937,898
Total Communication Services		66,773,341

CONSUMER DISCRETIONARY - 5.8%
ADT, Inc.	71,192	462,748
Airbnb, Inc. - Class A (a)	1,971	282,050
Amazon.com, Inc. (a)	106,518	25,387,500
AutoZone, Inc. (a)	95	303,614
Bath & Body Works, Inc.	5,485	126,868
Best Buy Co., Inc. (b)	12,103	918,376
Booking Holdings, Inc.	3,094	551,475
Boot Barn Holdings, Inc. (a)	5,280	867,346
BorgWarner, Inc.	1,579	104,846
Burlington Stores, Inc. (a)	496	157,133
Carvana Co. (a)	2,827	186,073
Chipotle Mexican Grill, Inc. (a)	8,038	273,292
Columbia Sportswear Co.	1,886	116,593
Darden Restaurants, Inc.	1,327	273,375
Deckers Outdoor Corp. (a)	1,059	105,148
Dick's Sporting Goods, Inc.	454	102,972
DoorDash, Inc. - Class A (a)	885	163,309
DR Horton, Inc.	647	105,383
Dutch Bros, Inc. - Class A (a)	13,270	952,919
eBay, Inc.	2,932	327,651
Etsy, Inc. (a)	1,380	103,955
Expedia Group, Inc.	1,657	423,993
Five Below, Inc. (a)	573	103,020
Ford Motor Co.	22,678	315,224
Garmin Ltd.	820	194,783
General Motors Co.	50,117	3,863,018
Graham Holdings Co. - Class B	332	378,951
H&R Block, Inc.	3,869	147,332

Hilton Worldwide Holdings, Inc.	4,742	1,567,041
Home Depot, Inc. (The)	11,426	4,029,722
Lear Corp.	846	113,415
Life Time Group Holdings, Inc. (a)	29,625	1,209,885
Lowe's Cos., Inc.	7,508	1,655,439
Lululemon Athletica, Inc. (a)	762	87,005
Macy's, Inc.	4,250	100,087
Marriott International, Inc./MD - Class A	8,778	3,253,039
Mattel, Inc. (a)	7,758	107,681
McDonald's Corp.	6,601	1,784,316
Mohawk Industries, Inc. (a)(b)	4,111	498,788
Murphy USA, Inc.	381	205,309
Navan, Inc. - Class A (a)(b)	22,275	509,429
NIKE, Inc. - Class B (b)	7,913	324,829
O'Reilly Automotive, Inc. (a)	31,552	2,905,624
PulteGroup, Inc. (b)	10,901	1,495,726
Ralph Lauren Corp.	417	167,388
Ross Stores, Inc.	2,726	580,229
Royal Caribbean Cruises Ltd. (b)	2,467	783,347
SharkNinja, Inc. (a)	768	116,943
Starbucks Corp.	2,890	295,329
Tapestry, Inc.	1,978	289,540
Tesla, Inc. (a)	20,461	8,605,897
Texas Roadhouse, Inc.	845	163,279
TJX Cos., Inc. (The)	6,788	1,028,382
Toll Brothers, Inc.	668	110,053
Ulta Beauty, Inc. (a)	288	129,882
Vail Resorts, Inc. (b)	2,384	324,582
Viking Holdings Ltd. (a)	16,350	1,711,354
Williams-Sonoma, Inc.	770	179,487
Total Consumer Discretionary		71,631,974

CONSUMER STAPLES - 2.3%
Altria Group, Inc.	11,657	838,721
Archer-Daniels-Midland Co.	1,815	138,666
BJ's Wholesale Club Holdings, Inc. (a)	3,221	280,936
Casey's General Stores, Inc.	953	757,435
Coca-Cola Co. (The)	38,299	3,112,560
Coca-Cola Consolidated, Inc.	607	115,888
Colgate-Palmolive Co.	4,291	393,399
Costco Wholesale Corp.	6,061	5,669,884
Darling Ingredients, Inc. (a)	50,184	2,741,050
Dollar General Corp.	1,065	122,592
Dollar Tree, Inc. (a)	1,455	175,982
Hershey Co. (The) (b)	1,868	327,741
JM Smucker Co. (The)	1,244	139,950
Keurig Dr Pepper, Inc. (b)	27,774	909,043
Kimberly-Clark Corp. (b)	3,415	374,865
Kraft Heinz Co. (The)	11,699	276,330
Kroger Co. (The)	3,114	172,920
Molson Coors Beverage Co. - Class B	4,119	160,476
Mondelez International, Inc. - Class A	1,744	100,873
Monster Beverage Corp. (a)	3,483	334,786
PepsiCo, Inc.	8,200	1,110,280
Performance Food Group Co. (a)	6,188	691,757
Philip Morris International, Inc.	5,550	1,004,050
Procter & Gamble Co. (The)	18,918	2,774,136
Target Corp.	6,469	844,916
Turning Point Brands, Inc.	4,960	420,658

Walmart, Inc.	34,912	3,954,133
Yesway, Inc. - Class A (a)	2,451	49,755
Total Consumer Staples		27,993,782

Energy - 1.4%
Antero Resources Corp. (a)	58,740	2,064,124
APA Corp.	8,975	292,316
Baker Hughes Co. (b)	53,038	2,943,609
Chevron Corp.	6,594	1,093,021
Chord Energy Corp.	1,109	126,759
ConocoPhillips	13,819	1,436,623
Devon Energy Corp.	4,728	195,361
Diamondback Energy, Inc.	586	103,007
EOG Resources, Inc.	1,958	254,011
EQT Corp.	2,577	137,019
Exxon Mobil Corp.	37,391	5,112,098
Halliburton Co.	10,569	358,818
Kinder Morgan, Inc.	3,929	125,610
Marathon Petroleum Corp.	1,956	500,090
Matador Resources Co.	2,414	120,169
Occidental Petroleum Corp.	3,525	171,209
Permian Resources Corp.	16,404	301,998
Phillips 66	1,644	277,918
SLB Ltd.	6,604	307,020
Targa Resources Corp.	1,091	292,541
TechnipFMC PLC	3,557	235,829
Valero Energy Corp.	1,904	495,878
Weatherford International PLC	1,274	103,831
Williams Cos., Inc. (The)	7,396	549,819
Total Energy		17,598,678

FINANCIALS - 7.2%
Affiliated Managers Group, Inc.	317	107,273
Affirm Holdings, Inc. (a)(b)	11,771	959,925
Allstate Corp. (The)	1,795	427,102
American Express Co.	2,341	791,843
American International Group, Inc.	2,854	212,709
Ameriprise Financial, Inc. (b)	8,084	3,708,616
Aon PLC - Class A	1,196	396,701
Apollo Global Management, Inc. (b)	12,216	1,445,275
Arch Capital Group Ltd. (a)	11,065	1,073,969
Assurant, Inc.	474	127,283
Axis Capital Holdings Ltd.	1,499	161,053
Axos Financial, Inc. (a)(b)	10,800	1,051,812
Bank of America Corp.	118,673	6,761,988
Bank of New York Mellon Corp. (The)	18,296	2,645,785
Bank OZK	2,394	124,703
Berkshire Hathaway, Inc. - Class B (a)	13,052	6,531,090
Blackrock, Inc.	1,477	1,420,224
Blackstone, Inc.	1,990	234,163
Block, Inc. (a)	3,252	247,152
Capital One Financial Corp.	2,470	495,531
Cboe Global Markets, Inc.	599	145,359
Charles Schwab Corp. (The)	10,306	950,935
Chime Financial, Inc. - Class A (a)(b)	10,890	223,027
Chubb Ltd.	14,044	4,785,353
Citigroup, Inc.	32,175	4,503,213
Citizens Financial Group, Inc.	3,192	223,663
CME Group, Inc.	1,048	231,430

Coinbase Global, Inc. - Class A (a)(b)	2,291	334,921
Corpay, Inc. (a)	682	227,290
Dave, Inc. (a)	1,152	429,224
East West Bancorp, Inc.	1,189	153,488
Everest Group Ltd.	607	216,839
FactSet Research Systems, Inc.	497	114,350
Fidelity National Information Services, Inc.	5,708	221,927
Fifth Third Bancorp	9,828	554,004
First American Financial Corp.	3,853	264,277
Fiserv, Inc. (a)	2,882	141,362
FNB Corp./PA	13,756	262,465
Franklin Resources, Inc.	3,316	110,323
Galaxy Digital, Inc. - Class A (a)(b)	12,665	346,261
Global Payments, Inc.	1,606	116,531
Goldman Sachs Group, Inc. (The)	4,599	4,651,291
Hartford Insurance Group, Inc. (The)	1,234	163,530
Interactive Brokers Group, Inc. - Class A	1,226	106,711
Intercontinental Exchange, Inc.	24,192	2,978,277
Invesco Ltd.	4,146	109,413
Jefferies Financial Group, Inc.	5,006	250,200
JPMorgan Chase & Co.	34,124	11,169,809
KeyCorp	4,910	113,176
KKR & Co., Inc.	7,219	662,560
Lincoln International, Inc. (a)	2,900	69,223
M&T Bank Corp.	462	109,961
Marsh & McLennan Cos., Inc.	1,681	280,172
Mastercard, Inc. - Class A	8,977	4,610,587
MetLife, Inc.	4,070	344,363
Moody's Corp.	419	189,773
Morgan Stanley	9,840	2,056,954
Morningstar, Inc.	847	132,149
MSCI, Inc.	292	163,532
Nasdaq, Inc.	3,189	251,357
Northern Trust Corp.	1,250	217,300
PayPal Holdings, Inc.	5,255	226,911
PicS NV (a)	2,853	30,327
Pinnacle Financial Partners, Inc.	1,657	167,158
PNC Financial Services Group, Inc. (The)	487	119,909
Popular, Inc.	1,273	209,001
Progressive Corp. (The)	1,645	359,350
Prudential Financial, Inc.	2,229	240,576
Raymond James Financial, Inc.	10,179	1,547,513
Regions Financial Corp.	4,560	137,712
Reinsurance Group of America, Inc.	922	196,063
RenaissanceRe Holdings Ltd.	454	143,873
Robinhood Markets, Inc. - Class A (a)	3,126	313,475
S&P Global, Inc.	1,863	758,725
SoFi Technologies, Inc. (a)	6,220	111,525
Starwood Property Trust, Inc. REIT	28,131	460,786
State Street Corp.	3,011	510,666
Synchrony Financial	2,210	168,071
Tradeweb Markets, Inc. - Class A	1,121	111,719
Travelers Cos., Inc. (The)	881	290,836
Truist Financial Corp.	10,581	527,145
UMB Financial Corp. (b)	6,516	930,224
Unum Group	2,051	183,359
US Bancorp	6,403	386,741
Visa, Inc. - Class A	20,825	7,144,849
Voya Financial, Inc.	1,194	108,093
Wells Fargo & Co.	12,290	1,015,646

Total Financials		88,511,030

HEALTH CARE - 6.3%
Abbott Laboratories	4,899	444,535
AbbVie, Inc.	15,377	3,869,468
Adaptive Biotechnologies Corp. (a)(b)	146,436	3,141,052
Agilent Technologies, Inc.	2,528	335,794
Alignment Healthcare, Inc. (a)(b)	39,870	949,305
Alnylam Pharmaceuticals, Inc. (a)	656	197,476
Amgen, Inc.	4,582	1,659,234
Arrowhead Pharmaceuticals, Inc. (a)(b)	3,290	268,168
AstraZeneca PLC	2,876	545,347
AtriCure, Inc. (a)	32,690	914,666
Biogen, Inc. (a)	540	116,672
Bio-Rad Laboratories, Inc. - Class A (a)(b)	1,310	384,629
Bio-Techne Corp. (b)	54,865	3,876,212
Boston Scientific Corp. (a)	14,744	629,274
Bristol-Myers Squibb Co.	9,923	571,763
Cardinal Health, Inc.	1,573	373,682
Centene Corp. (a)	3,937	252,716
Chemed Corp.	240	111,778
Cigna Group (The)	5,290	1,458,347
Cogent Biosciences, Inc. (a)(b)	11,265	435,955
CVS Health Corp.	9,929	1,027,155
Danaher Corp.	2,518	479,629
DaVita, Inc. (a)	505	112,352
Dexcom, Inc. (a)	29,089	1,959,144
Edwards Lifesciences Corp. (a)	1,682	152,154
Elevance Health, Inc.	1,305	504,683
Eli Lilly & Co.	8,665	10,393,061
Encompass Health Corp.	2,537	256,440
Exelixis, Inc. (a)	2,177	118,451
GE HealthCare Technologies, Inc.	1,659	106,193
Gilead Sciences, Inc.	6,276	792,910
Glaukos Corp. (a)	2,665	372,460
GMR Solutions, Inc. - Class A (a)	17,406	269,097
Guardant Health, Inc. (a)	39,515	5,928,435
Guardian Pharmacy Services, Inc. - Class A (a)	14,866	622,439
HCA Healthcare, Inc.	2,029	791,087
Hinge Health, Inc. - Class A (a)(b)	6,840	567,720
Humana, Inc.	434	172,393
IDEXX Laboratories, Inc. (a)	724	381,143
Illumina, Inc. (a)	1,081	190,072
Immunome, Inc. (a)	17,119	362,752
Incyte Corp. (a)	2,131	241,570
Intuitive Surgical, Inc. (a)	1,331	529,312
Ionis Pharmaceuticals, Inc. (a)	1,407	111,561
IQVIA Holdings, Inc. (a)	1,318	254,664
Jazz Pharmaceuticals PLC (a)	778	187,475
Johnson & Johnson	19,302	4,902,129
Kestra Medical Technologies Ltd. (a)(b)	26,460	673,142
Labcorp Holdings, Inc.	1,177	329,560
McKesson Corp.	2,088	1,577,693
Medline, Inc. - Class A (a)(b)	5,737	226,267
Medpace Holdings, Inc. (a)	209	110,684
Medtronic PLC	5,190	406,014
Merck & Co., Inc.	21,637	2,780,355
Mettler-Toledo International, Inc. (a)	125	159,689
Moderna, Inc. (a)	1,782	124,793

Natera, Inc. (a)	544	147,669
Neurocrine Biosciences, Inc. (a)	1,147	193,310
Pfizer, Inc.	24,196	582,640
Procept Biorobotics Corp. (a)	10,880	245,670
Quest Diagnostics, Inc.	1,968	417,118
Regeneron Pharmaceuticals, Inc.	672	419,019
Repligen Corp. (a)	7,305	996,694
ResMed, Inc.	825	160,776
Revolution Medicines, Inc. (a)	634	118,736
STERIS PLC	519	109,286
Stryker Corp.	580	182,607
Tempus AI, Inc. - Class A (a)(b)	13,171	762,996
Tenet Healthcare Corp. (a)	5,157	964,772
Thermo Fisher Scientific, Inc.	8,579	4,301,167
Twist Bioscience Corp. (a)	7,240	744,851
United Therapeutics Corp. (a)	196	106,199
UnitedHealth Group, Inc.	8,499	3,532,439
Universal Health Services, Inc. - Class B	1,113	165,492
Vericel Corp. (a)(b)	25,960	1,154,960
Vertex Pharmaceuticals, Inc. (a)	5,330	2,647,571
Waystar Holding Corp. (a)	18,330	376,315
West Pharmaceutical Services, Inc.	482	173,038
Zoetis, Inc.	4,331	311,226
Total Health Care		77,525,302

INDUSTRIALS - 5.4%
3M Co.	2,101	340,173
Allegion PLC	803	112,813
Allison Transmission Holdings, Inc.	899	101,353
American Airlines Group, Inc. (a)	6,175	111,582
AMETEK, Inc.	18,693	4,522,584
API Group Corp. (a)	35,445	1,501,096
Applied Industrial Technologies, Inc.	370	125,115
ATI, Inc. (a)	577	113,727
Automatic Data Processing, Inc.	3,154	706,338
Boeing Co. (The) (a)	8,206	1,776,353
Booz Allen Hamilton Holding Corp.	1,916	116,244
Cardinal Infrastructure Group, Inc. - Class A (a)(b)	11,830	1,114,386
Carpenter Technology Corp.	209	128,919
Casella Waste Systems, Inc. - Class A (a)(b)	8,505	824,730
Caterpillar, Inc.	2,260	2,406,674
CECO Environmental Corp. (a)	3,355	304,433
CH Robinson Worldwide, Inc.	608	114,511
Cintas Corp.	2,317	394,075
Comfort Systems USA, Inc.	306	606,477
CSX Corp.	6,494	308,660
Cummins, Inc.	1,042	743,165
Curtiss-Wright Corp.	356	269,763
Deere & Co.	1,993	1,264,220
Delta Air Lines, Inc.	2,931	274,517
Eaton Corp. PLC	1,073	457,227
EMCOR Group, Inc.	434	360,168
Emerson Electric Co.	1,673	239,490
Equifax, Inc.	1,494	237,128
Everus Construction Group, Inc. (a)	1,881	312,152
Fastenal Co.	7,346	352,828
FedEx Corp.	3,516	1,100,965
Fedex Freight Holding Co., Inc. (a)	966	145,866
Fluence Energy, Inc. (a)(b)	4,916	97,730

GE Vernova, Inc.	1,510	1,774,039
Generac Holdings, Inc. (a)	378	110,682
General Dynamics Corp.	1,993	706,000
General Electric Co.	10,558	3,945,841
Genpact Ltd.	7,863	216,232
Honeywell Aerospace, Inc. (a)	7,034	1,554,966
Honeywell International, Inc.	7,034	1,574,801
Howmet Aerospace, Inc.	1,736	466,741
Hubbell, Inc.	207	108,302
IDEX Corp.	1,682	381,730
Illinois Tool Works, Inc.	2,036	550,677
JB Hunt Transport Services, Inc.	948	274,380
Johnson Controls International PLC	3,597	525,558
Kirby Corp. (a)	1,053	143,176
Knight-Swift Transportation Holdings, Inc.	1,444	112,444
L3Harris Technologies, Inc.	1,513	439,663
Lennox International, Inc.	394	225,742
Lincoln Electric Holdings, Inc.	1,350	358,438
Loar Holdings, Inc. (a)(b)	12,385	998,355
Lockheed Martin Corp.	1,526	777,436
Madison Air Solutions Corp. - Class A (a)	3,669	143,091
Masco Corp.	1,505	122,462
MasTec, Inc. (a)	335	139,380
Mayville Engineering Co., Inc. (a)	11,385	426,482
Mueller Industries, Inc.	999	122,807
Nextpower, Inc. - Class A (a)(b)	5,100	607,614
Nordson Corp.	918	276,951
Norfolk Southern Corp.	9,671	3,042,400
Northrop Grumman Corp.	2,216	1,128,631
nVent Electric PLC	642	108,890
Old Dominion Freight Line, Inc.	901	195,157
Oshkosh Corp.	751	115,263
Otis Worldwide Corp.	15,295	1,095,122
Owens Corning	1,629	258,946
PACCAR, Inc.	2,223	267,027
Parker-Hannifin Corp.	718	702,290
Paycom Software, Inc.	846	106,325
Quanta Services, Inc.	639	460,106
Republic Services, Inc.	504	107,392
Rocket Lab Corp. (a)	1,912	194,355
Rockwell Automation, Inc.	871	431,215
RTX Corp.	11,432	2,168,993
Ryder System, Inc.	832	219,457
Saia, Inc. (a)	308	129,717
Snap-on, Inc.	897	360,953
Southwest Airlines Co. (b)	35,994	1,850,811
SPX Technologies, Inc. (a)(b)	4,765	1,168,235
Textron, Inc.	4,237	388,660
Timken Co. (The)	780	113,350
Toro Co. (The)	1,491	145,253
Trane Technologies PLC	8,998	4,419,458
Transcat, Inc. (a)	8,755	812,201
TransDigm Group, Inc.	131	174,497
Uber Technologies, Inc. (a)	7,498	541,056
Union Pacific Corp.	9,391	2,554,352
United Airlines Holdings, Inc. (a)	1,664	226,287
United Parcel Service, Inc. - Class B	1,848	198,660
United Rentals, Inc.	1,204	1,364,000
Valmont Industries, Inc.	191	110,322
Vertiv Holdings Co. - Class A	1,783	596,984

VSE Corp.	4,739	1,082,861
Waste Management, Inc.	558	124,367
Westinghouse Air Brake Technologies Corp.	491	132,374
Woodward, Inc.	811	345,032
WW Grainger, Inc.	417	567,287
XPO, Inc. (a)	654	134,260
Total Industrials		66,811,998

INFORMATION TECHNOLOGY - 19.6%
Accenture PLC - Class A	2,779	345,819
Adobe, Inc. (a)	2,226	456,375
Advanced Micro Devices, Inc. (a)	18,339	10,653,308
Agilysys, Inc. (a)(b)	4,070	425,315
Amphenol Corp. - Class A	6,083	1,072,555
Analog Devices, Inc.	12,311	4,889,560
Apple, Inc.	138,556	40,092,564
Applied Materials, Inc.	14,469	10,461,087
AppLovin Corp. - Class A (a)	1,009	519,867
Arista Networks, Inc. (a)	5,263	894,078
Astera Labs, Inc. (a)	586	283,050
Autodesk, Inc. (a)	2,308	448,721
Broadcom, Inc.	56,449	21,323,610
Cadence Design Systems, Inc. (a)	1,185	444,754
CDW Corp./DE	1,149	161,595
Ciena Corp. (a)	715	350,750
Cirrus Logic, Inc. (a)	748	111,100
Cisco Systems, Inc.	42,925	5,041,971
Cloudflare, Inc. - Class A (a)	1,213	297,525
Cognex Corp.	1,693	122,607
Cognizant Technology Solutions Corp. - Class A	3,609	139,777
Coherent Corp. (a)	5,178	2,042,566
Corning, Inc.	2,995	765,013
Crowdstrike Holdings, Inc. - Class A (a)	3,974	3,032,718
Datadog, Inc. - Class A (a)	1,335	347,581
Dell Technologies, Inc. - Class C	1,440	621,302
DigitalOcean Holdings, Inc. (a)(b)	5,950	934,329
Docusign, Inc. (a)	2,462	109,362
Dropbox, Inc. - Class A (a)	4,409	121,115
Everpure, Inc. - Class A (a)	1,855	146,155
F5, Inc. (a)	897	373,116
Fabrinet (a)	559	314,203
Fair Isaac Corp. (a)	95	113,504
First Solar, Inc. (a)	465	109,721
Flex Ltd. (a)	2,047	331,757
Fortinet, Inc. (a)	3,103	476,683
Gartner, Inc. (a)	682	88,401
Hewlett Packard Enterprise Co.	7,514	338,957
HP, Inc.	6,414	140,723
Intel Corp. (a)	26,581	3,711,505
International Business Machines Corp.	7,173	2,017,119
Intuit, Inc.	1,254	327,294
Jabil, Inc.	552	212,785
Keysight Technologies, Inc. (a)	1,202	420,784
KLA Corp.	6,318	1,906,204
Lam Research Corp.	19,650	8,514,935
Lattice Semiconductor Corp. (a)	5,944	909,194
Lumentum Holdings, Inc. (a)	299	256,560
MACOM Technology Solutions Holdings, Inc. (a)	1,940	737,918
Manhattan Associates, Inc. (a)	1,154	160,695

Marvell Technology, Inc.	4,880	1,453,703
Microchip Technology, Inc.	1,827	166,622
Micron Technology, Inc.	10,172	11,741,438
Microsoft Corp.	79,444	29,634,201
MKS, Inc.	404	179,699
MongoDB, Inc. (a)	388	130,329
Monolithic Power Systems, Inc.	234	323,472
Motorola Solutions, Inc.	745	309,391
NetApp, Inc.	2,030	314,163
Novanta, Inc. (a)(b)	6,920	1,122,701
Nutanix, Inc. - Class A (a)	2,444	124,546
NVIDIA Corp.	234,637	46,948,517
ON Semiconductor Corp. (a)	1,890	178,681
Onto Innovation, Inc. (a)	334	126,402
Oracle Corp.	28,612	4,193,089
Palantir Technologies, Inc. - Class A (a)	13,443	1,568,395
Palo Alto Networks, Inc. (a)	2,723	928,597
Qnity Electronics, Inc.	4,113	671,694
QUALCOMM, Inc. (b)	9,090	1,679,741
Salesforce, Inc.	7,341	1,150,041
Sandisk Corp. (a)	641	1,457,461
Semtech Corp. (a)	3,995	646,591
ServiceNow, Inc. (a)	6,656	660,808
ServiceTitan, Inc. - Class A (a)(b)	8,840	625,076
SiTime Corp. (a)	1,096	817,134
Skyworks Solutions, Inc.	1,508	102,242
Snowflake, Inc. - Class A (a)	2,575	655,338
Synopsys, Inc. (a)	670	298,867
TD SYNNEX Corp.	405	108,273
Teradata Corp. (a)	3,397	117,706
Teradyne, Inc.	900	435,456
Texas Instruments, Inc.	4,333	1,291,537
Twilio, Inc. - Class A (a)	5,884	1,214,046
Tyler Technologies, Inc. (a)	1,181	345,395
Western Digital Corp.	1,642	1,048,778
Workday, Inc. - Class A (a)	1,013	124,011
Zoom Communications, Inc. (a)	1,561	134,730
Total Information Technology		241,147,058

MATERIALS - 0.9%
Air Products and Chemicals, Inc.	745	218,419
Albemarle Corp.	729	98,437
Alcoa Corp.	2,058	107,304
Amcor PLC (b)	10,021	434,410
Avery Dennison Corp. (b)	14,869	2,413,982
Ball Corp.	2,742	171,101
CF Industries Holdings, Inc.	1,977	214,030
Corteva, Inc.	2,774	234,930
CRH PLC	4,276	457,532
Crown Holdings, Inc.	1,577	176,340
Dow, Inc.	4,613	126,212
DuPont de Nemours, Inc.	1	90
Eagle Materials, Inc.	460	103,500
Eastman Chemical Co.	1,279	85,667
Ecolab, Inc.	911	253,814
Freeport-McMoRan, Inc.	26,078	1,640,045
International Flavors & Fragrances, Inc.	2,094	165,887
Linde PLC	1,795	931,497
LyondellBasell Industries NV - Class A	1,918	100,983

Newmont Corp.	6,753	630,730
Nucor Corp. (b)	6,563	1,461,908
PPG Industries, Inc.	2,042	247,674
Reliance, Inc.	271	101,246
Royal Gold, Inc.	532	106,193
Sherwin-Williams Co. (The)	1,026	353,272
Steel Dynamics, Inc.	473	108,535
Total Materials		10,943,738

REAL ESTATE - 1.0%
AH Realty Trust, Inc. REIT	51,058	361,491
American Homes 4 Rent REIT - Class A	5,369	179,969
American Tower Corp. REIT	3,796	620,912
Blackstone Digital Infrastructure Trust, Inc. REIT (a)	28,203	610,031
Brixmor Property Group, Inc. REIT	7,561	238,398
CBRE Group, Inc. - Class A (a)	12,573	1,693,457
CoStar Group, Inc. (a)	2,488	70,460
Crown Castle, Inc. REIT	1,760	133,285
Digital Realty Trust, Inc. REIT	853	153,182
EastGroup Properties, Inc. REIT	529	107,138
Equinix, Inc. REIT	349	363,794
FirstService Corp.	6,155	874,687
Gaming and Leisure Properties, Inc. REIT	29,257	1,302,814
Healthpeak Properties, Inc. REIT	5,846	125,104
Host Hotels & Resorts, Inc. REIT	14,289	338,792
Iron Mountain, Inc. REIT	944	119,237
Jones Lang LaSalle, Inc. (a)	414	128,319
Kilroy Realty Corp. REIT	2,916	109,263
Kimco Realty Corp. REIT	4,845	122,821
Lamar Advertising Co. REIT - Class A	1,390	216,812
NNN REIT, Inc. REIT	7,271	338,320
Prologis, Inc. REIT	13,703	1,856,345
Regency Centers Corp. REIT	1,518	121,045
SBA Communications Corp. REIT	580	102,347
Simon Property Group, Inc. REIT	1,264	282,694
Ventas, Inc. REIT	1,784	158,419
VICI Properties, Inc. REIT	16,024	425,437
Vornado Realty Trust REIT	2,835	111,416
Welltower, Inc. REIT	1,710	388,119
WP Carey, Inc. REIT	1,482	105,963
Total Real Estate		11,760,071

UTILITIES - 1.2%
Ameren Corp.	3,840	434,074
American Electric Power Co., Inc.	3,651	499,493
American Water Works Co., Inc.	11,772	1,548,960
Atmos Energy Corp.	2,246	386,918
Constellation Energy Corp.	6,663	1,654,889
Duke Energy Corp.	5,633	713,025
Entergy Corp.	1,665	191,242
Eversource Energy	2,270	164,053
Exelon Corp.	10,107	471,188
NextEra Energy, Inc. (b)	33,703	2,958,112
NiSource, Inc.	8,403	399,563
NRG Energy, Inc.	10,535	1,538,742
PG&E Corp.	90,134	1,516,054
PPL Corp.	7,837	284,875
Public Service Enterprise Group, Inc.	3,819	309,950
Sempra	2,245	208,134

Southern Co. (The)	1,782		170,555
UGI Corp.	3,089		106,694
Vistra Corp.	1,693		268,561
Xcel Energy, Inc.	1,322		106,157
Total Utilities			13,931,239

TOTAL COMMON STOCKS (Cost $615,898,702)			694,628,211

EXCHANGE-TRADED FUNDS - 40.0%
Defiance AI & Power Infrastructure ETF (b)	5,876		196,317
iShares Russell 1000 ETF (b)	4,665		1,910,317
Schwab US Large-Cap ETF (c)	16,672,188		490,662,493
TOTAL EXCHANGE-TRADED FUNDS (Cost $384,946,740)			492,769,127

MUTUAL FUNDS - 2.5%
PIMCO RAE US Small Fund - Institutional Class (Cost $24,026,553)	2,172,001		30,560,053

SHORT-TERM INVESTMENTS - 0.9%
BlackRock Liquidity FedFund - Institutional Class, 3.54% (d) (Cost $11,455,180)	11,455,180		11,455,180

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.0%
Mount Vernon Liquid Assets Portfolio, LLC, 3.75% (d)(e) (Cost $36,530,659)	36,530,659		36,530,659

TOTAL INVESTMENTS - 102.9% (Cost $1,072,857,834)			$ 1,265,943,230
OTHER ASSETS AND LIABILITIES, NET - (2.9)%		(0.02867)	(35,277,196)
NET ASSETS - 100.0%			$ 1,230,666,034

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $35,808,189.
(c)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2026.
(e)	Affiliated security as defined by the Investment Company Act of 1940, as amended.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*………………………………………………………….	$ 694,348,143	$ 280,068	$ –	$ 694,628,211
Exchange-Traded Funds…………………………………………………...	492,769,127	–	–	492,769,127
Mutual Funds…………………………………………………………........	30,560,053	–	–	30,560,053
Money Market Funds……………………………………………………...	11,455,180	–	–	11,455,180
Investments Purchased with Proceeds from Securities Lending(a)………...	–	–	–	36,530,659
Total Investments……………………………………………………….	$ 1,229,132,503	$ 280,068	$ –	$ 1,265,943,230

*See Schedule of Investments for additional detailed categorizations.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $36,530,659 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

First American Multi-Manager Domestic Equity Fund - Transactions with Affiliates
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Interest Income	Value at End of Period	Percent of Net Assets at End of Period
Mount Vernon Liquid Assets Portfolio, LLC	$ –	$ 322,800,562	$ (286,269,903)	$ –	$ –	$ 9,157	$ 36,530,659	3.0%

First American Multi-Manager International Equity Fund
Schedule of Investments
June 30, 2026 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 41.4%

AUSTRALIA - 0.4%
Aeris Resources Ltd. (c)	199,327	$ 50,812
Ampol Ltd.	2,858	64,813
ANZ Group Holdings Ltd.	7,685	188,317
Aristocrat Leisure Ltd.	30,564	1,302,112
Aurizon Holdings Ltd.	45,802	132,611
BHP Group Ltd.	13,192	550,616
BlueScope Steel Ltd.	5,525	121,662
Capricorn Metals Ltd.	3,033	26,621
Cogstate Ltd.	15,498	29,336
Dyno Nobel Ltd.	68,511	186,419
GR Engineering Services Ltd.	29,714	109,059
Horizon Oil Ltd.	215,936	29,849
Macmahon Holdings Ltd.	136,065	90,121
Medibank Pvt Ltd.	11,631	40,008
Orica Ltd.	8,841	145,473
Pro Medicus Ltd.	1,039	147,098
Regis Resources Ltd.	17,444	73,015
South32 Ltd.	125,137	336,516
Whitehaven Coal Ltd.	13,388	70,501
Total Australia		3,694,959

AUSTRIA - 0.5%
Erste Group Bank AG	32,517	4,356,391
Palfinger AG	231	8,412
Raiffeisen Bank International AG	9,646	616,071
Zumtobel Group AG	1,953	8,922
Total Austria		4,989,796

BELGIUM - 0.5%
Elia Group SA/NV	20,752	3,300,665
KBC Group NV	5,488	748,562
UCB SA	1,614	483,282
Total Belgium		4,532,509

BRAZIL - 1.0%
Ambev SA	418,600	1,320,111
B3 SA - Brasil Bolsa Balcao	231,900	652,265
Banco BTG Pactual SA	68,310	719,185
Banco do Brasil SA	160,500	620,262
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR (a)	734,977	4,248,167
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	186,680	1,074,378
Natura Cosmeticos SA (c)	465,000	780,059
Vale SA	43,600	658,185
Total Brazil		10,072,612

BRITAIN - 4.1%
accesso Technology Group PLC (c)	6,576	28,017
AstraZeneca PLC	2,712	514,249
AstraZeneca PLC	22,465	4,202,728
Babcock International Group PLC	270,713	3,419,080

Barclays PLC - ADR	52,328	1,405,530
BP PLC - ADR (a)	41,510	1,533,795
British American Tobacco PLC	36,109	2,227,141
Centrica PLC	25,486	57,760
Convatec Group PLC (d)	570,991	1,629,239
dotdigital group PLC	46,816	26,210
EKF Diagnostics Holdings PLC (c)	33,466	11,977
GSK PLC - ADR (a)	24,413	1,279,730
Gym Group PLC (c)(d)	7,912	22,150
Haleon PLC - ADR (a)	222,959	2,080,208
NatWest Group PLC	119,288	1,051,405
Next PLC	577	111,352
Odfjell Technology Ltd.	1,907	10,539
Rentokil Initial PLC	401,145	2,271,081
Rolls-Royce Holdings PLC	678,817	13,033,431
Speedy Hire PLC	27,025	7,281
Standard Chartered PLC	27,967	758,041
Tesco PLC	370,533	2,262,492
Wise Group PLC - Class A (c)	125,055	1,500,641
Total Britain		39,444,077

CANADA - 1.7%
Aecon Group, Inc.	1,900	60,982
B2Gold Corp.	8,700	32,635
Bank of Nova Scotia (The)	3,400	295,518
Bonterra Energy Corp. (c)	4,600	17,677
Brookfield Corp. (a)	74,107	3,156,217
Cameco Corp.	23,159	2,358,976
Canadian Imperial Bank of Commerce	1,800	207,281
Canadian Natural Resources Ltd.	74,107	2,932,406
Capstone Copper Corp. (c)	1,700	15,618
Centerra Gold, Inc.	9,100	144,304
CES Energy Solutions Corp.	2,100	24,535
Constellation Software, Inc./Canada	2,600	4,894,765
Dexterra Group, Inc.	2,275	22,185
Dynacor Group, Inc.	5,600	23,889
Fortuna Mining Corp. (c)	20,224	170,975
Hudbay Minerals, Inc.	10,900	257,388
Kinaxis, Inc. (c)	600	64,419
Kinross Gold Corp.	57,770	1,367,824
Martinrea International, Inc.	6,179	43,568
Melcor Developments Ltd.	2,000	26,229
Polaris Renewable Energy, Inc.	8,200	88,461
Tidewater Renewables Ltd. (c)	3,400	29,990
Total Canada		16,235,842

CHINA - 2.4%
Baidu, Inc. - ADR (a)(c)	20,528	2,346,145
Baidu, Inc. - Class A (c)	43,500	619,439
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. - Class A	344,700	605,316
Carpenter Tan Holdings Ltd.	41,500	32,423
China Hongqiao Group Ltd.	245,500	630,030
China Merchants Bank Co., Ltd. - Class A	164,700	861,583
China Xinhua Education Group Ltd. (c)(d)	150,000	6,308
Contemporary Amperex Technology Co., Ltd. - Class A	51,660	3,003,509
Haier Smart Home Co., Ltd. - Class H	412,400	1,055,243
Kanzhun Ltd. - ADR	101,239	1,302,946
KE Holdings, Inc. - ADR	27,999	406,825
Lenovo Group Ltd.	496,000	1,481,775

Natural Food International Holding Ltd.	174,681	34,134
New Hope Service Holdings Ltd.	71,000	16,228
Ping An Insurance Group Co. of China Ltd. - Class H	77,000	503,543
Shenzhou International Group Holdings Ltd.	189,700	955,471
Tencent Holdings Ltd.	17,200	947,878
Weichai Power Co., Ltd. - Class H	83,000	364,620
WuXi AppTec Co., Ltd. - Class A	200,472	3,690,518
Wuxi Biologics Cayman, Inc. (c)(d)	608,500	2,696,469
Xin Point Holdings Ltd.	34,000	16,804
Yangzijiang Shipbuilding Holdings Ltd.	172,100	456,949
Zhongsheng Group Holdings Ltd. (c)	452,500	280,133
ZTO Express Cayman, Inc.	40,300	890,720
Total China		23,205,009

CURACAO - 0.1%
HAL Trust	2,776	523,465

DENMARK - 0.4%
AP Moller - Maersk A/S - Class B	297	704,725
Genmab A/S (c)	430	117,793
Novo Nordisk A/S - ADR (a)	66,440	3,185,133
Total Denmark		4,007,651

FINLAND - 0.3%
Detection Technology Oy	1,758	16,877
Neste Oyj	3,315	107,761
Nokia Oyj - ADR	17,339	230,262
Nokia Oyj	156,814	2,075,896
Orion Oyj	309	25,328
Wartsila OYJ Abp	22,113	844,173
Total Finland		3,300,297

FRANCE - 1.6%
AKWEL SADIR	736	5,719
BNP Paribas SA	13,744	1,606,353
Bouygues SA	4,886	272,610
CBo Territoria	4,714	20,850
Eiffage SA	5,368	792,527
Gaztransport Et Technigaz SA	63	13,344
Klepierre SA	11,863	495,967
Manitou BF SA	530	11,451
NRJ Group	1,377	10,636
Orange SA	135,886	2,563,099
Publicis Groupe SA	3,499	345,833
Societe Generale SA	97,569	8,639,461
TotalEnergies SE	3,670	285,087
Total France		15,062,937

GERMANY - 2.3%
Aumovio SE (c)	970	39,886
Bayer AG	51,967	2,872,937
Continental AG	29,174	2,405,939
ElringKlinger AG	2,058	11,478
Evotec SE (a)(c)	234,816	1,341,189
Fresenius SE & Co. KGaA	5,940	271,257
Gesco SE	711	10,723
HOCHTIEF AG	950	550,462
IVU Traffic Technologies AG	774	17,955

KSB SE & Co. KGaA	26	27,143
M1 Kliniken AG	1,141	25,293
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,798	2,120,188
Nordex SE (c)	2,157	113,877
SAP SE	12,190	1,866,803
Schaeffler AG	150,872	1,462,136
Siemens AG	1,643	527,944
Siemens Energy AG	44,767	8,484,534
thyssenkrupp AG	7,642	90,883
Zeal Network SE	608	29,387
Total Germany		22,270,014

GREECE - 0.2%
Alpha Bank SA	427,948	1,939,181

HONG KONG - 1.1%
AIA Group Ltd.	209,800	1,924,275
Alibaba Group Holding Ltd. - ADR	16,147	1,549,789
Alibaba Group Holding Ltd.	79,500	949,780
Allied Group Ltd.	50,000	13,625
Bank of East Asia Ltd. (The)	86,000	137,681
Cathay Pacific Airways Ltd.	208,000	346,417
Chen Hsong Holdings	38,098	7,409
China Overseas Land & Investment Ltd.	523,500	808,837
CK Asset Holdings Ltd.	66,000	373,567
CK Hutchison Holdings Ltd.	8,500	72,246
CLP Holdings Ltd.	24,000	224,325
Galaxy Entertainment Group Ltd.	273,000	1,028,020
Giordano International Ltd.	128,000	22,201
Intron Technology Holdings Ltd.	90,000	22,373
Jardine Matheson Holdings Ltd.	3,000	185,417
Johnson Electric Holdings Ltd.	13,000	32,387
KLN Logistics Group Ltd.	173,038	121,302
Kunlun Energy Co., Ltd.	98,000	80,366
Man Wah Holdings Ltd.	922,000	352,500
Midland Holdings Ltd.	204,000	60,025
Pacific Basin Shipping Ltd.	2,398,000	828,934
PAX Global Technology Ltd.	138,000	59,151
PC Partner Group Ltd.	16,000	11,384
Pico Far East Holdings Ltd.	264,607	73,289
Power Assets Holdings Ltd.	1,500	10,945
Queen's Road Capital Investment Ltd.	1,300	12,145
Sa Sa International Holdings Ltd.	132,000	15,503
Singamas Container Holdings Ltd.	276,253	15,700
SITC International Holdings Co., Ltd.	96,043	385,678
VTech Holdings Ltd.	3,200	21,018
WH Group Ltd. (d)	808,500	857,107
Yue Yuen Industrial Holdings Ltd.	195,500	305,854
Total Hong Kong		10,909,250

HUNGARY - 0.3%
MOL Hungarian Oil & Gas PLC	41,084	488,144
OTP Bank Nyrt	2,948	435,641
Richter Gedeon Nyrt	21,845	845,812
Wizz Air Holdings PLC (c)(d)	39,614	626,329
Total Hungary		2,395,926

INDIA - 0.2%

HDFC Bank Ltd.	89,675	758,549
REC Ltd.	115,981	448,919
UPL Ltd.	134,131	814,494
Total India		2,021,962

INDONESIA - 0.1%
Bank Rakyat Indonesia Persero Tbk PT	3,989,900	611,733

IRELAND - 0.3%
Origin Enterprises PLC	8,956	42,572
PDD Holdings, Inc. - ADR (c)	9,671	737,704
Ryanair Holdings PLC - ADR	37,718	2,442,240
Total Ireland		3,222,516

ISRAEL - 0.6%
Bank Hapoalim BM	10,803	249,152
Bank Leumi Le-Israel BM	3,238	72,437
Check Point Software Technologies Ltd. (c)	5,189	681,990
Israel Discount Bank Ltd. - Class A	5,790	57,423
Nice Ltd. - ADR (a)(c)	145	13,173
Nova Ltd. (a)(c)	60	32,577
Teva Pharmaceutical Industries Ltd. - ADR (a)(c)	137,098	4,644,880
Wix.com Ltd. (a)(c)	2,559	116,102
Total Israel		5,867,734

ITALY - 1.1%
Cementir Holding NV	132,354	2,202,236
Emak SpA	21,988	21,684
Eni SpA	25,528	597,114
Leonardo SpA	6,974	373,983
Lottomatica Group SpA	162,109	4,500,979
Moncler SpA	4,764	276,413
Piquadro SpA	6,750	20,671
UniCredit SpA	30,253	2,706,644
Total Italy		10,699,724

JAPAN - 5.7%
Advantest Corp.	3,200	650,482
Coca-Cola Bottlers Japan Holdings, Inc.	86,400	2,280,159
CTS Co., Ltd.	4,600	23,643
Daihatsu Diesel Manufacturing Co., Ltd.	1,600	25,387
Dai-Ichi Cutter Kogyo KK	2,800	23,246
Daikin Industries Ltd.	1,900	288,609
Denso Corp.	13,200	152,471
Disco Corp.	800	406,588
Eisai Co., Ltd.	28,000	707,618
ENEOS Holdings, Inc.	89,900	661,797
Fast Retailing Co., Ltd.	600	306,856
GMO GlobalSign Holdings KK	900	10,940
Halmek Holdings Co., Ltd.	1,500	15,603
Hitachi Ltd.	13,000	361,264
Hoya Corp.	2,000	322,537
Ichikoh Industries Ltd.	4,900	15,188
ID Holdings Corp.	3,200	21,168
Idemitsu Kosan Co., Ltd.	13,300	97,688
Iwaki Co., Ltd.	800	18,634
JAC Recruitment Co., Ltd.	2,200	11,584
Japan Exchange Group, Inc.	272,900	3,439,371

Japan Post Bank Co., Ltd.	23,400	445,751
Japan Post Holdings Co., Ltd.	82,800	1,110,045
Kajima Corp.	54,600	1,993,634
Kanamoto Co., Ltd.	900	29,539
Kandenko Co., Ltd.	36,600	1,530,360
Kawasaki Heavy Industries Ltd.	80,200	1,460,625
Kioxia Holdings Corp. (c)	17,800	10,105,808
Kita-Nippon Bank Ltd. (The)	800	26,727
Makita Corp.	2,400	85,924
Makiya Co., Ltd.	1,100	8,806
Mazda Motor Corp.	21,700	146,219
Mitsubishi UFJ Financial Group, Inc.	28,100	557,450
Mizuho Financial Group, Inc.	199,300	9,570,193
MS&AD Insurance Group Holdings, Inc.	4,700	122,750
Murata Manufacturing Co., Ltd.	6,900	497,294
Nanyo Corp.	1,600	14,738
NEOJAPAN, Inc.	1,600	15,404
Nihon Shokuhin Kako Co., Ltd.	600	15,265
Nintendo Co., Ltd.	3,900	163,779
Nitto Denko Corp.	3,800	74,856
Nitto Kohki Co., Ltd.	1,400	14,614
Ono Pharmaceutical Co., Ltd.	1,300	19,140
Recruit Holdings Co., Ltd.	14,600	1,016,298
Renesas Electronics Corp.	9,200	277,913
Resona Holdings, Inc.	239,400	3,122,470
Rheon Automatic Machinery Co., Ltd.	3,700	33,534
Ricoh Co., Ltd.	25,000	217,082
SCREEN Holdings Co., Ltd.	600	67,071
Sekisui Kasei Co., Ltd.	5,400	17,694
Shima Seiki Manufacturing Ltd.	3,200	17,017
SMC Corp.	200	88,993
Sompo Holdings, Inc.	103,300	3,940,443
Sony Group Corp. - ADR (a)	187,120	3,753,627
Sony Group Corp.	3,200	64,168
Sumitomo Corp.	14,400	138,347
Sumitomo Metal Mining Co., Ltd.	1,100	51,406
Sumitomo Mitsui Financial Group, Inc.	25,900	1,012,601
Sysmex Corp.	23,100	210,048
System Support Holdings, Inc.	2,700	16,264
Taiko Bank Ltd. (The)	1,500	25,529
Takaoka Toko Co., Ltd.	1,900	89,051
TDK Corp.	29,800	665,617
Tokyo Electron Ltd.	3,500	1,692,577
Traders Holdings Co., Ltd.	2,300	16,811
Trend Micro, Inc./Japan	12,900	478,960
Trinity Industrial Corp.	1,500	11,489
Yokowo Co., Ltd.	2,300	87,871
Yushin Precision Equipment Co., Ltd.	5,900	25,091
Total Japan		54,987,726

KAZAKHSTAN - 0.2%
Kaspi.KZ JSC - ADR (a)	24,424	2,116,095

LUXEMBOURG - 0.1%
Globant SA (c)	14,003	405,247
Millicom International Cellular SA (a)	1,616	146,668
Total Luxembourg		551,915

MALAYSIA - 0.0% (e)

Frencken Group Ltd.	177,900	417,508

MEXICO - 0.2%
Grupo Mexico SAB de CV - Class B	199,603	2,255,642

NETHERLANDS - 2.6%
ABN AMRO Bank NV	94,399	4,014,860
ASM International NV	3,372	3,859,929
ASML Holding NV	1,299	2,584,283
BE Semiconductor Industries NV	466	153,017
ING Groep NV	34,262	1,083,956
Koninklijke Ahold Delhaize NV	20,956	843,378
Koninklijke Philips NV	7,520	204,332
Nebius Group NV (a)(c)	26,230	7,243,939
NN Group NV	9,232	808,916
Prosus NV	41,768	1,815,422
SBM Offshore NV	65,806	2,273,491
Total Netherlands		24,885,523

NEW ZEALAND - 0.0% (e)
Aroa Biosurgery Ltd. (c)	35,869	14,804
Fisher & Paykel Healthcare Corp. Ltd.	15,570	344,966
Fisher & Paykel Healthcare Corp. Ltd.	3,954	87,457
Scales Corp. Ltd.	3,335	12,267
Total New Zealand		459,494

NORWAY - 0.0% (e)
BW Offshore Ltd.	13,379	59,101
Kongsberg Automotive ASA (c)	94,473	19,049
Noram Drilling AS	6,101	23,515
Norsk Hydro ASA	5,865	52,869
Rogaland Sparebank	1,462	21,516
Var Energi ASA	2,689	11,107
Yara International ASA	6,377	280,389
Total Norway		467,546

PERU - 0.1%
Credicorp Ltd.	2,597	1,011,739

PORTUGAL - 0.0% (e)
Ibersol SGPS SA	2,340	26,341

SAUDI ARABIA - 0.1%
Saudi Arabian Oil Co. (d)	101,250	703,125

SINGAPORE - 0.4%
BRC Asia Ltd.	14,800	50,403
Far East Orchard Ltd.	15,300	13,147
Hafnia Ltd.	3,936	25,663
HRnetgroup Ltd.	101,100	57,850
Raffles Medical Group Ltd.	16,900	11,966
Singapore Exchange Ltd.	57,800	1,081,263
Singapore Technologies Engineering Ltd.	7,900	63,742
Singapore Telecommunications Ltd.	116,800	400,236
Tiong Woon Corp. Holding Ltd.	27,900	22,044
Venture Corp. Ltd.	39,100	517,874
Wilmar International Ltd.	408,600	1,144,274

Total Singapore		3,388,462

SOUTH AFRICA - 0.5%
MTN Group Ltd.	319,878	4,452,437

SOUTH KOREA - 2.4%
APR Corp./Korea	6,403	1,602,153
Doosan Bobcat, Inc.	14,727	590,831
Hankook Tire & Technology Co., Ltd.	20,251	812,255
HD Hyundai Heavy Industries Co., Ltd.	3,629	1,394,537
KB Financial Group, Inc.	38,576	3,966,904
Kia Corp.	15,529	1,390,392
KT Corp. - ADR	22,924	396,127
Orion Corp./Republic of Korea	8,490	724,266
Samsung Electronics Co., Ltd.	39,081	8,543,773
Shinhan Financial Group Co., Ltd.	38,041	2,357,130
SK hynix, Inc.	787	1,388,516
Total South Korea		23,166,884

SPAIN - 1.2%
ACS Actividades de Construccion y Servicios SA	18,110	2,674,243
Banco Bilbao Vizcaya Argentaria SA	41,782	1,048,141
Banco Santander SA	290,542	4,019,382
CaixaBank SA	103,542	1,469,634
Clinica Baviera SA	471	31,032
Endesa SA	7,496	341,605
Grupo Empresarial San Jose SA	3,607	36,825
Indra Sistemas SA	34,013	1,869,450
Inmocemento SA (c)	2,384	10,214
Naturhouse Health SAU	579	1,709
Repsol SA	11,206	278,971
Total Spain		11,781,206

SWEDEN - 0.5%
Boliden AB	3,087	174,299
Cloetta AB - Class B	9,157	46,452
Sandvik AB	67,032	2,767,044
Tele2 AB - Class B	23,141	402,533
Telefonaktiebolaget LM Ericsson - ADR (a)	86,215	961,297
Telefonaktiebolaget LM Ericsson - Class B	13,299	148,446
Telia Co. AB	42,506	206,971
Total Sweden		4,707,042

SWITZERLAND - 3.6%
ABB Ltd.	21,199	2,300,115
Chubb Ltd.	6,207	2,114,973
Cie Financiere Richemont SA	18,180	4,218,584
Coca-Cola HBC AG	52,002	3,394,435
Galderma Group AG	14,580	3,315,533
Glencore PLC	517,128	3,527,176
Klingelnberg AG	360	4,945
Logitech International SA	10,364	971,992
Multitude AG	1,918	11,264
Novartis AG	16,958	2,655,407
Roche Holding AG	6,460	2,659,082
Sandoz Group AG	35,570	3,214,367
Schindler Holding AG	47	15,580
STMicroelectronics NV	36,592	2,700,964

STMicroelectronics NV	2,173	162,736
Trifork Group AG (c)	1,308	18,512
UBS Group AG	73,914	3,661,600
Total Switzerland		34,947,265

TAIWAN - 3.2%
Accton Technology Corp.	26,000	2,055,872
ASE Technology Holding Co., Ltd.	88,000	1,900,322
Compal Electronics, Inc.	670,000	754,717
Hon Hai Precision Industry Co., Ltd.	65,000	521,069
Hon Precision, Inc.	7,000	1,446,884
Nien Made Enterprise Co., Ltd.	65,000	708,070
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	24,650	11,772,101
Taiwan Semiconductor Manufacturing Co., Ltd.	152,000	11,671,874
Total Taiwan		30,830,909

THAILAND - 0.2%
Bangkok Bank PCL	174,300	794,884
Indorama Ventures PCL - NVDR	535,300	354,949
SCB X PCL	178,000	790,325
Total Thailand		1,940,158

TURKEY - 0.2%
Akbank TAS	365,750	605,682
Aselsan Elektronik Sanayi Ve Ticaret AS	187,753	1,388,209
Total Turkey		1,993,891

UNITED STATES - 0.9%
Bunge Global SA (a)	21,306	2,273,989
Cognizant Technology Solutions Corp. - Class A (a)	21,627	837,614
Linde PLC	4,953	2,570,310
Navigator Holdings Ltd.	2,324	43,296
SLB Ltd. (a)	60,452	2,810,414
Total United States		8,535,623

URUGUAY - 0.1%
Arcos Dorados Holdings, Inc. - Class A	59,055	475,983

TOTAL COMMON STOCKS (Cost $341,719,515)		399,109,708

PREFERRED STOCKS - 0.4%

BRAZIL - 0.2%
Cia Energetica de Minas Gerais, 0.00%	429,400	900,007
Itau Unibanco Holding SA, 0.00%	86,300	706,810
Petroleo Brasileiro SA - Petrobras, 0.00%	101,100	739,699
Total Brazil		2,346,516

GERMANY - 0.1%
Henkel AG & Co. KGaA, 0.00%	6,384	536,498
STO SE & Co. KGaA, 0.00%	262	27,333
Total Germany		563,831

SOUTH KOREA - 0.1%
Samsung Electronics Co., Ltd., 0.00%	8,859	1,240,436

TOTAL PREFERRED STOCKS (Cost $3,678,975)			4,150,783

EXCHANGE-TRADED FUNDS - 52.8%
Schwab Emerging Markets Equity ETF (a)	3,394,535		123,085,839
Schwab International Equity ETF (a)(b)	13,917,071		385,502,867
TOTAL EXCHANGE-TRADED FUNDS (Cost $400,400,574)			508,588,706

MUTUAL FUNDS - 4.3%
Driehaus Emerging Markets Growth Fund - Institutional Class (Cost $35,213,230)	685,883		42,010,330

SHORT-TERM INVESTMENTS - 1.2%
BlackRock Liquidity FedFund - Institutional Class, 3.54% (f) (Cost $11,156,984)	11,156,984		11,156,984

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 14.7%
Mount Vernon Liquid Assets Portfolio, LLC, 3.75% (f)(g) (Cost $141,742,144)	141,742,144		141,742,144

TOTAL INVESTMENTS - 114.8% (Cost $933,911,422)			$ 1,106,758,655
OTHER ASSETS AND LIABILITIES, NET - (14.8)%		(0.14816)	(142,819,676)
NET ASSETS - 100.0%			$ 963,938,979

(a)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $139,063,090.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	Non-income producing security.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $6,540,727 or 0.7% of the Fund’s net assets.

(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day annualized effective yield as of June 30, 2026.
(g)	Affiliated security as defined by the Investment Company Act of 1940, as amended.
ADR	American Depositary Receipt
ASA	Advanced Subscription Agreement
ETF	Exchange-Traded Fund

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Australia………………………………………………………………	$ –	$ 3,694,959	$ –	$ 3,694,959
Austria…………………………………………………………………	–	4,989,796	–	4,989,796
Belgium……………………………………………………………….	–	4,532,509	–	4,532,509
Brazil………………………………………………………………….	10,072,612	–	–	10,072,612
Britain………………………………………………………………….	6,813,512	32,630,565	–	39,444,077
Canada…………………………………………………………………	16,235,842	–	–	16,235,842
China…………………………………………………………………...	4,055,916	19,149,093	–	23,205,009
Curacao………………………………………………………………...	–	523,465	–	523,465
Denmark……………………………………………………………….	3,185,133	822,518	–	4,007,651
Finland…………………………………………………………………	230,262	3,070,035	–	3,300,297
France………………………………………………………………….	–	15,062,937	–	15,062,937
Germany……………………………………………………………….	–	22,270,014	–	22,270,014
Greece………………………………………………………………….	–	1,939,181	–	1,939,181
Hong Kong…………………………………………………………….	1,561,934	9,347,316	–	10,909,250
Hungary……………………………………………………………….	–	2,395,926	–	2,395,926
India……………………………………………………………………	–	2,021,962	–	2,021,962
Indonesia………………………………………………………………	–	611,733	–	611,733
Ireland………………………………………………………………….	3,179,944	42,572	–	3,222,516
Israel…………………………………………………………………...	5,488,722	379,012	–	5,867,734
Italy…………………………………………………………………….	–	10,699,724	–	10,699,724
Japan…………………………………………………………………...	3,753,627	51,234,099	–	54,987,726
Kazakhstan…………………………………………………………….	2,116,095	–	–	2,116,095
Luxembourg……………………………………………………………	551,915	–	–	551,915
Malaysia……………………………………………………………….	–	417,508	–	417,508
Mexico…………………………………………………………………	2,255,642	–	–	2,255,642
Netherlands…………………………………………………………….	9,828,222	15,057,301	–	24,885,523
New Zealand…………………………………………………………...	–	459,494	–	459,494
Norway…………………………………………………………………	–	467,546	–	467,546
Peru…………………………………………………………………….	1,011,739	–	–	1,011,739
Portugal………………………………………………………………...	–	26,341	–	26,341
Saudi Arabia…………………………………………………………...	–	703,125	–	703,125
Singapore………………………………………………………………	–	3,388,462	–	3,388,462
South Africa……………………………………………………………	–	4,452,437	–	4,452,437
South Korea…………………………………………………………….	396,127	22,770,757	–	23,166,884
Spain……………………………………………………………………	–	11,781,206	–	11,781,206
Sweden…………………………………………………………………	961,297	3,745,745	–	4,707,042
Switzerland…………………………………………………………….	2,277,709	32,669,556	–	34,947,265
Taiwan………………………………………………………………….	11,772,101	19,058,808	–	30,830,909
Thailand………………………………………………………………...	790,325	1,149,833	–	1,940,158
Turkey…………………………………………………………………	–	1,993,891	–	1,993,891
United States………………………………………………………….	8,535,623	–	–	8,535,623
Uruguay……………………………………………………………….	475,983	–	–	475,983
Total Common Stocks…………………………………………………….	95,550,282	303,559,426	–	399,109,708
Preferred Stocks………………………………………………………….	2,346,516	1,804,267	–	4,150,783
Exchange-Traded Funds………………………………………………….	508,588,706	–	–	508,588,706
Mutual Funds…………………………………………………………........	42,010,330	–	–	42,010,330
Money Market Funds……………………………………………………...	11,156,984	–	–	11,156,984
Investments Purchased with Proceeds from Securities Lending(a)………...	–	–	–	141,742,144
Total Investments……………………………………………………….	$ 659,652,818	$ 305,363,693	$ –	$ 1,106,758,655

*See Schedule of Investments for additional detailed categorizations.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $141,742,144 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

First American Multi-Manager International Equity Fund - Transactions with Affiliates
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Interest Income	Value at End of Period	Percent of Net Assets at End of Period
Mount Vernon Liquid Assets Portfolio, LLC	$ –	$ 520,591,050	$ (378,848,906)	$ –	$ –	$ 25,886	$ 141,742,144	14.7%

First American Multi-Manager Fixed-Income Fund
Schedule of Investments
June 30, 2026 (Unaudited)

Investments	Principal Amount	Value
U.S. CORPORATE BONDS - 23.5%

BASIC MATERIALS - 0.3%
Air Products and Chemicals, Inc., 4.80%, 03/03/2033	$ 1,000,000	$ 1,004,778
CF Industries, Inc., 5.38%, 03/15/2044	191,000	179,107
Cleveland-Cliffs, Inc.
6.88%, 11/01/2029 (a)	115,000	116,010
7.38%, 05/01/2033 (a)(b)	70,000	69,965
Dow Chemical Co., 5.60%, 02/15/2054	2,500,000	2,215,325
DuPont de Nemours, Inc., 4.73%, 11/15/2028 (a)	312,000	311,854
Eastman Chemical Co.
4.50%, 02/20/2031	710,000	696,479
5.75%, 03/08/2033	120,000	124,093
Ecolab, Inc.

4.60%, 06/15/2029	270,000	270,408
2.70%, 12/15/2051	184,000	112,168
Novelis Corp., 6.88%, 01/30/2030 (a)	125,000	128,147
Nucor Corp., 4.30%, 05/23/2027	123,000	123,023
PPG Industries, Inc., 4.38%, 03/15/2031	161,000	158,183
Steel Dynamics, Inc., 4.00%, 12/15/2028	77,000	75,837
Westlake Corp., 3.38%, 08/15/2061	210,000	126,173
Total Basic Materials		5,711,550

COMMUNICATIONS - 1.8%
Airbnb, Inc., 4.40%, 03/16/2029	670,000	666,369
Alphabet, Inc.
1.10%, 08/15/2030	2,500,000	2,193,254
4.40%, 02/15/2033	140,000	136,991
5.35%, 11/15/2045	94,000	91,195
5.65%, 02/15/2056	420,000	414,420
5.30%, 05/15/2065	94,000	86,207
5.70%, 11/15/2075	143,000	137,264
Amazon.com, Inc.
3.90%, 11/20/2028	249,000	246,377
4.55%, 03/13/2033	705,000	693,515
4.88%, 03/13/2036	436,000	429,200
4.05%, 08/22/2047	82,000	64,942
5.80%, 03/13/2056	665,000	660,758
5.55%, 11/20/2065	286,000	267,230
6.05%, 03/13/2076	199,000	198,398
AT&T, Inc.
2.25%, 02/01/2032	1,320,000	1,148,617
4.75%, 04/30/2033	97,000	94,920
5.40%, 02/15/2034	53,000	53,728
4.50%, 05/15/2035	121,000	113,920
4.90%, 08/15/2037	167,000	159,297
5.85%, 04/30/2046	595,000	573,302
4.75%, 05/15/2046	429,000	360,669
3.50%, 09/15/2053	630,000	408,982
5.70%, 11/01/2054	190,000	176,624
6.05%, 08/15/2056	113,000	109,726
3.65%, 09/15/2059	28,000	17,895
3.85%, 06/01/2060	65,000	43,406
6.30%, 10/30/2066	100,000	99,108
Beacon Point DC LLC, 6.13%, 11/30/2042 (a)	484,000	488,157
Beignet Investor LLC, 6.58%, 05/30/2049 (a)	1,563,000	1,594,499
Charter Communications Operating LLC / Charter Communications Operating Capital
6.38%, 10/23/2035	60,000	59,902
3.50%, 06/01/2041	97,000	67,910
3.50%, 03/01/2042	430,000	297,009
5.38%, 05/01/2047	473,000	382,843
4.80%, 03/01/2050	515,000	384,140
3.85%, 04/01/2061	61,000	35,823
Cisco Systems, Inc., 5.10%, 02/24/2035	245,000	247,496
Comcast Corp.
4.65%, 02/15/2033	2,500,000	2,443,247
5.17%, 01/15/2037 (a)	151,000	145,079
4.60%, 10/15/2038	108,000	97,568
4.00%, 03/01/2048	252,000	181,690
5.50%, 05/15/2064	106,000	90,665
Cox Communications, Inc.
2.60%, 06/15/2031 (a)	625,000	551,617
5.45%, 09/01/2034 (a)	1,320,000	1,257,299

5.95%, 09/01/2054 (a)	92,000	79,347
Fox Corp., 5.58%, 01/25/2049	170,000	157,522
HUT 8 DC LLC, 6.19%, 11/15/2042 (a)	329,000	333,238
Meta Platforms, Inc.
4.60%, 11/15/2032	310,000	304,820
5.25%, 05/15/2036	196,000	194,617
5.50%, 11/15/2045	94,000	87,225
6.20%, 05/15/2046	445,000	445,308
5.63%, 11/15/2055	190,000	172,170
6.30%, 05/15/2056	1,310,000	1,303,998
5.55%, 08/15/2064	62,000	54,180
6.45%, 05/15/2066	521,000	514,551
News Corp., 5.13%, 02/15/2032 (a)	350,000	342,904
Omnicom Group, Inc., 4.20%, 03/02/2029	66,000	65,127
Paramount Global
5.85%, 09/01/2043	27,000	20,216
5.25%, 04/01/2044	71,000	48,788
QTS Fayetteville I Dc1-2 LLC / QTS TRS Fayetteville I DC1-2 LLC, 5.70%, 04/15/2036 (a)(b)	2,500,000	2,376,984
Space Exploration Technologies Corp.
5.35%, 07/15/2031 (a)	1,340,000	1,336,509
5.65%, 07/15/2033 (a)	515,000	511,932
5.88%, 07/15/2036 (a)	68,000	67,114
6.65%, 07/15/2056 (a)	98,000	94,551
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 5.15%, 03/20/2028 (a)	175,000	175,470
Time Warner Cable LLC
6.55%, 05/01/2037	4,000	3,965
5.50%, 09/01/2041	217,000	185,673
T-Mobile USA, Inc.
3.88%, 04/15/2030	150,000	145,346
3.00%, 02/15/2041	1,510,000	1,114,371
3.60%, 11/15/2060	107,000	69,258
Verizon Communications, Inc.
2.55%, 03/21/2031	477,000	433,029
4.50%, 08/10/2033	186,000	179,782
5.25%, 04/02/2035	193,000	192,947
5.40%, 07/02/2037	21,000	20,944
3.40%, 03/22/2041	123,000	95,068
2.85%, 09/03/2041	88,000	62,598
5.75%, 11/30/2045	74,000	71,930
3.88%, 03/01/2052	123,000	90,097
5.88%, 11/30/2055	595,000	577,256
6.20% (5 yr. CMT Rate + 2.04%), 05/14/2056	66,000	66,725
3.00%, 11/20/2060	231,000	131,976
6.00%, 11/30/2065	142,000	137,629
WPP 2025 LLC/Delaware, 6.50%, 03/30/2036	142,000	139,123
WULF Compute LLC, 7.75%, 10/15/2030 (a)	990,000	1,039,845
Total Communications		31,415,391

CONSUMER, CYCLICAL - 1.1%
AutoNation, Inc., 4.45%, 01/15/2029	63,000	62,401
BMW US Capital LLC, 5.00%, 03/19/2033 (a)	58,000	57,279
Caesars Entertainment, Inc., 7.00%, 02/15/2030 (a)	250,000	251,439
Daimler Truck Finance North America LLC
5.13%, 01/19/2028 (a)	159,000	160,159
4.15%, 01/12/2029 (a)	155,000	153,062
4.65%, 10/12/2030 (a)	150,000	148,687
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/2028 (a)	1,625,000	1,623,599
Dick's Sporting Goods, Inc., 4.00%, 10/01/2029 (a)	600,000	583,988
Ford Motor Co., 4.75%, 01/15/2043	164,000	129,004

Ford Motor Credit Co. LLC
5.85%, 05/17/2027	1,200,000	1,209,072
4.97%, 04/06/2029	208,000	205,887
5.88%, 11/07/2029	400,000	404,812
5.73%, 09/05/2030	1,500,000	1,508,219
6.05%, 11/05/2031	205,000	207,525
Gap, Inc.
3.63%, 10/01/2029 (a)	50,000	47,111
3.88%, 10/01/2031 (a)	125,000	113,899
General Motors Co., 6.60%, 04/01/2036	840,000	901,512
General Motors Financial Co., Inc.
2.40%, 10/15/2028	1,155,000	1,097,342
5.60%, 06/18/2031	328,000	335,769
3.10%, 01/12/2032	63,000	57,031
5.90%, 01/07/2035	91,000	93,510
Home Depot, Inc., 4.90%, 04/15/2029	95,000	96,254
Hyundai Capital America
4.75%, 04/06/2029 (a)	135,000	134,609
4.75%, 06/18/2029 (a)	141,000	140,518
4.55%, 09/26/2029 (a)	445,000	441,596
4.50%, 09/18/2030 (a)	425,000	417,370
5.40%, 06/23/2032 (a)	117,000	118,858
Lennar Corp., 5.20%, 07/30/2030	77,000	77,846
Lowe's Cos., Inc.
2.80%, 09/15/2041 (b)	1,250,000	892,395
4.25%, 04/01/2052	1,150,000	900,556
Marriott International, Inc./MD
2.85%, 04/15/2031	78,000	71,680
3.50%, 10/15/2032	906,000	833,820
4.50%, 05/01/2033	81,000	78,404
5.50%, 04/15/2037	61,000	61,586
Mattel, Inc., 5.45%, 11/01/2041	365,000	333,483
McDonald's Corp.
4.80%, 08/14/2028	294,000	295,962
3.63%, 09/01/2049	143,000	104,301
Mercedes-Benz Finance North America LLC, 4.50%, 03/10/2031 (a)	150,000	147,270
Newell Brands, Inc.
6.38%, 05/15/2030	60,000	60,816
6.63%, 05/15/2032 (b)	35,000	35,443
Qnity Electronics, Inc.
5.75%, 08/15/2032 (a)	35,000	35,186
6.25%, 08/15/2033 (a)	20,000	20,349
Ross Stores, Inc., 4.70%, 04/15/2027	395,000	395,935
Southwest Airlines Co., 5.25%, 11/15/2035	228,000	220,714
Stellantis Financial Services US Corp., 5.40%, 06/15/2029 (a)	200,000	199,293
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030 (a)	100,000	100,120
Tenneco, Inc., 8.00%, 11/17/2028 (a)	200,000	201,251
United Airlines, Inc., 4.63%, 04/15/2029 (a)	35,000	34,515
Volkswagen Group of America Finance LLC, 5.05%, 03/27/2028 (a)	665,000	667,807
Walmart, Inc., 1.80%, 09/22/2031	2,500,000	2,208,289
Whirlpool Corp., 6.13%, 06/15/2030	40,000	36,898
Wolverine World Wide, Inc., 4.00%, 08/15/2029 (a)	150,000	141,330
Total Consumer, Cyclical		18,855,761

CONSUMER, NON-CYCLICAL - 3.3%
180 Medical, Inc., 3.88%, 10/15/2029 (a)	695,000	666,360
Abbott Laboratories
4.75%, 03/15/2038	95,000	91,506
5.50%, 03/15/2056	100,000	97,936

AbbVie, Inc.
4.95%, 03/15/2031	125,000	126,771
4.40%, 03/15/2033	122,000	119,373
4.05%, 11/21/2039	217,000	191,221
4.75%, 03/15/2045	150,000	135,440
4.25%, 11/21/2049	398,000	324,903
Agilent Technologies, Inc.
2.75%, 09/15/2029	188,000	177,616
2.30%, 03/12/2031	287,000	257,814
Amgen, Inc.
5.15%, 03/02/2028	125,000	126,191
4.20%, 02/19/2031	83,000	81,388
5.25%, 03/02/2033	140,000	142,463
4.85%, 02/19/2036	49,000	48,004
3.15%, 02/21/2040	855,000	666,616
5.15%, 11/15/2041	55,000	52,316
4.40%, 05/01/2045	48,000	40,665
5.65%, 03/02/2053	174,000	169,355
5.75%, 03/02/2063	91,000	88,243
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	100,000	97,331
4.90%, 02/01/2046	248,000	225,934
Ascension Health
2.53%, 11/15/2029	630,000	590,646
3.11%, 11/15/2039	120,000	94,662
Astrazeneca Finance LLC
4.88%, 03/03/2028	170,000	171,417
4.85%, 02/26/2029	204,000	206,080
4.90%, 03/03/2030	184,000	186,424
Automatic Data Processing, Inc.
4.45%, 09/09/2034	1,000,000	974,462
5.00%, 05/07/2036	144,000	142,953
BAT Capital Corp.
6.34%, 08/02/2030	130,000	137,422
2.73%, 03/25/2031	620,000	566,480
5.35%, 08/15/2032	325,000	332,619
4.39%, 08/15/2037	730,000	667,592
Baxter International, Inc., 5.65%, 12/15/2035	65,000	64,475
Becton Dickinson & Co.
4.69%, 02/13/2028	163,000	163,260
4.30%, 08/22/2032	73,000	70,740
Bristol-Myers Squibb Co.
5.75%, 02/01/2031	182,000	190,276
3.25%, 08/01/2042	67,000	50,807
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	1,450,000	1,323,345
Capital Impact Partners, 5.34%, 08/01/2030	1,000,000	1,010,976
Cardinal Health, Inc.
4.50%, 09/15/2030	79,000	78,346
4.60%, 03/15/2043	329,000	287,698
4.50%, 11/15/2044	121,000	102,463
5.75%, 11/15/2054	62,000	61,629
Cencora, Inc.
5.13%, 02/15/2034	144,000	144,511
4.30%, 12/15/2047	94,000	77,758
5.65%, 02/13/2056	49,000	48,234
Cigna Group (The)
4.38%, 10/15/2028	80,000	79,669
2.40%, 03/15/2030	374,000	345,480
2.38%, 03/15/2031	222,000	199,851
3.88%, 10/15/2047	69,000	53,011

3.40%, 03/15/2050	273,000	188,904
CommonSpirit Health, 5.32%, 12/01/2034	1,030,000	1,031,427
Conagra Brands, Inc., 7.00%, 10/01/2028	198,000	206,721
Conservation Fund A Nonprofit Corp., 3.47%, 12/15/2029	1,000,000	948,497
Constellation Brands, Inc., 4.85%, 05/06/2031	94,000	93,973
CVS Health Corp.
5.55%, 06/01/2031	164,000	168,888
4.78%, 03/25/2038	365,000	342,209
2.70%, 08/21/2040	745,000	527,799
5.13%, 07/20/2045	639,000	578,734
Dcli Bidco LLC, 7.75%, 11/15/2029 (a)	155,000	160,285
Duke University Health System, Inc., 3.92%, 06/01/2047	70,000	55,625
Elevance Health, Inc.
6.10%, 10/15/2052	20,000	20,511
5.70%, 09/15/2055	66,000	64,286
Eli Lilly & Co.
4.15%, 05/20/2029	59,000	58,693
4.75%, 02/12/2030	107,000	108,133
4.60%, 08/14/2034	111,000	109,745
5.00%, 02/09/2054	335,000	309,151
5.20%, 08/14/2064	125,000	116,010
5.65%, 10/15/2065	65,000	65,072
5.70%, 05/20/2066	69,000	69,374
EMD Finance LLC
4.13%, 08/15/2028 (a)	755,000	747,326
5.00%, 10/15/2035 (a)	150,000	147,348
ERAC USA Finance LLC, 5.25%, 04/30/2036 (a)	269,000	268,379
Ford Foundation (The), 2.82%, 06/01/2070	2,711,000	1,533,016
GE HealthCare Technologies, Inc., 5.65%, 11/15/2027	200,000	202,880
Gilead Sciences, Inc.
4.80%, 11/15/2029	128,000	129,274
4.90%, 05/20/2034	118,000	117,798
5.10%, 06/15/2035	84,000	84,702
GlaxoSmithKline Capital, Inc., 4.50%, 04/15/2030	111,000	111,140
Global Payments, Inc.
5.20%, 11/15/2032	105,000	102,548
5.55%, 11/15/2035	137,000	132,811
Haleon US Capital LLC, 4.00%, 03/24/2052	250,000	196,433
HCA, Inc.
3.38%, 03/15/2029	69,000	66,678
3.50%, 09/01/2030	159,000	150,833
5.45%, 04/01/2031	107,000	109,328
5.50%, 03/01/2032	118,000	120,567
7.75%, 07/15/2036	150,000	172,084
3.50%, 07/15/2051	182,000	123,137
4.63%, 03/15/2052	202,000	164,458
Henry J Kaiser Family Foundation/CA, 4.21%, 12/01/2030	750,000	745,537
Herc Holdings, Inc.
7.00%, 06/15/2030 (a)(b)	80,000	82,845
5.75%, 03/15/2031 (a)	125,000	124,842
7.25%, 06/15/2033 (a)(b)	40,000	41,702
Humana, Inc.
4.88%, 04/01/2030	107,000	106,883
5.88%, 03/01/2033	130,000	134,082
Kaiser Foundation Hospitals, 2.81%, 06/01/2041	2,500,000	1,842,302
Kellanova, 7.45%, 04/01/2031	238,000	265,882
Kenvue, Inc., 4.85%, 05/22/2032	114,000	114,577
Kraft Heinz Foods Co.
5.20%, 03/15/2032	80,000	81,047
4.38%, 06/01/2046	34,000	27,199

4.88%, 10/01/2049	42,000	35,214
Kroger Co.
5.00%, 09/15/2034	71,000	70,062
3.88%, 10/15/2046	44,000	33,549
5.50%, 09/15/2054	135,000	126,625
5.65%, 09/15/2064	233,000	218,362
Lamb Weston Holdings, Inc.
4.13%, 01/31/2030 (a)	75,000	71,919
4.38%, 01/31/2032 (a)	225,000	211,562
Maple Parent Holdings Corp.
5.70%, 03/26/2036 (a)	116,000	117,438
6.63%, 03/26/2056 (a)	151,000	158,966
Mars, Inc.
4.65%, 04/20/2031 (a)(b)	2,697,000	2,699,236
5.20%, 03/01/2035 (a)	1,740,000	1,746,919
5.65%, 05/01/2045 (a)	116,000	115,261
5.70%, 05/01/2055 (a)	88,000	86,695
Massachusetts Institute of Technology
4.68%, 07/01/2114	150,000	123,381
3.89%, 07/01/2116	75,000	50,544
Mather Foundation, 2.68%, 10/01/2031	1,000,000	890,805
McKesson Corp., 4.95%, 05/30/2032	199,000	200,716
Medline Borrower LP, 3.88%, 04/01/2029 (a)	175,000	169,949
Merck & Co., Inc., 5.70%, 12/04/2065	66,000	65,430
Mobility Global, Inc.
5.05%, 06/15/2029 (a)	215,000	215,370
5.45%, 06/15/2031 (a)(b)	834,000	843,014
Molson Coors Beverage Co., 5.50%, 07/08/2036	82,000	82,418
Mylan, Inc.
5.40%, 11/29/2043	180,000	158,791
5.20%, 04/15/2048	135,000	112,301
Nature Conservancy (The), 1.51%, 07/01/2029	300,000	272,727
NBM US Holdings, Inc., 6.63%, 08/06/2029 (a)	500,000	498,800
Novartis Capital Corp.
4.40%, 03/18/2031	183,000	181,655
5.70%, 03/18/2056	71,000	72,350
Orlando Health Obligated Group, 4.09%, 10/01/2048	50,000	40,083
PepsiCo, Inc.
4.45%, 02/07/2028	128,000	128,324
3.60%, 02/18/2028	103,000	101,888
4.65%, 07/23/2032	114,000	114,554
2.88%, 10/15/2049	1,000,000	653,293
Pfizer, Inc., 3.88%, 11/15/2027	127,000	126,395
Philip Morris International, Inc.
5.25%, 09/07/2028	575,000	583,841
5.13%, 02/15/2030	1,165,000	1,182,659
5.50%, 09/07/2030	480,000	494,977
Pilgrim's Pride Corp.
3.50%, 03/01/2032	520,000	474,046
6.25%, 07/01/2033	1,981,000	2,068,271
President and Fellows of Harvard College
5.63%, 10/01/2038	210,000	218,738
6.50%, 01/15/2039 (a)	105,000	116,958
Procter & Gamble Co.
1.20%, 10/29/2030	1,150,000	1,007,333
4.55%, 01/29/2034	1,000,000	996,725
Providence St. Joseph Health Obligated Group, 2.53%, 10/01/2029	110,000	102,811
Quanta Services, Inc.
2.35%, 01/15/2032	129,000	113,257
5.10%, 08/09/2035	81,000	80,462

3.05%, 10/01/2041	109,000	80,823
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/2050	820,000	499,294
RELX Capital, Inc., 5.25%, 03/27/2035	115,000	115,911
Roche Holdings, Inc.
4.91%, 03/08/2031 (a)	200,000	202,473
4.37%, 12/02/2032 (a)	200,000	196,114
S&P Global, Inc.
2.95%, 03/01/2029	163,000	156,513
4.25%, 01/15/2031 (a)	78,000	76,375
SSM Health Care Corp., 4.89%, 06/01/2028	450,000	451,803
Sutter Health
5.16%, 08/15/2033	409,000	412,820
4.09%, 08/15/2048	125,000	100,137
Sysco Corp.
2.40%, 02/15/2030	2,500,000	2,301,934
4.40%, 07/25/2031	199,000	194,115
4.50%, 04/01/2046	119,000	99,423
4.45%, 03/15/2048	122,000	99,296
Tenet Healthcare Corp., 4.38%, 01/15/2030	200,000	193,823
Thermo Fisher Scientific, Inc.
5.00%, 01/31/2029	96,000	97,271
4.47%, 10/07/2032	113,000	111,203
Trustees of Boston College, 3.13%, 07/01/2052	169,000	113,380
Trustees of Dartmouth College, 4.27%, 06/01/2030	1,000,000	993,065
Trustees of Princeton University (The)
5.70%, 03/01/2039	495,000	520,401
2.52%, 07/01/2050	90,000	55,955
Unilever Capital Corp.
2.13%, 09/06/2029	675,000	630,327
4.63%, 08/12/2034	1,950,000	1,918,522
United Rentals North America, Inc.
5.25%, 01/15/2030	45,000	45,023
3.88%, 02/15/2031	62,000	58,581
3.75%, 01/15/2032	50,000	46,337
UnitedHealth Group, Inc.
4.90%, 04/15/2031	111,000	112,145
4.50%, 04/15/2033	1,560,000	1,525,853
5.00%, 04/15/2034	470,000	469,737
2.75%, 05/15/2040	70,000	51,719
4.25%, 06/15/2048	202,000	164,098
4.75%, 05/15/2052	326,000	279,584
4.95%, 05/15/2062	67,000	57,351
5.75%, 07/15/2064	120,000	117,215
University of Chicago (The), 2.76%, 04/01/2045	100,000	78,374
Utah Acquisition Sub, Inc., 5.25%, 06/15/2046	140,000	118,449
Verisk Analytics, Inc., 4.45%, 03/15/2031	120,000	117,503
Viatris, Inc., 3.85%, 06/22/2040	35,000	27,520
VSP Optical Group, Inc., 5.40%, 06/01/2033 (a)	66,000	66,167
Total Consumer, Non-Cyclical		57,013,715

ENERGY - 2.0%
APA Corp., 5.35%, 07/01/2049	354,000	307,618
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 5.85%, 06/15/2056	58,000	57,297
BP Capital Markets America, Inc., 4.87%, 11/25/2029	269,000	271,352
Cheniere Energy Partners LP
5.95%, 06/30/2033	500,000	522,041
5.35%, 11/30/2036 (a)	51,000	50,739
Colonial Enterprises, Inc., 3.25%, 05/15/2030 (a)	510,000	477,636
Columbia Pipelines Operating Co. LLC, 5.93%, 08/15/2030 (a)	215,000	223,289

ConocoPhillips Co.
5.05%, 09/15/2033	750,000	759,734
5.30%, 05/15/2053	950,000	884,340
Continental Wind LLC, 6.00%, 02/28/2033 (a)	787,179	794,062
DCP Midstream Operating LP
5.13%, 05/15/2029	320,000	323,588
6.75%, 09/15/2037 (a)	550,000	599,630
Devon Energy Corp.
5.40%, 02/15/2035 (a)	116,000	116,454
5.90%, 02/15/2055 (a)	195,000	192,191
Diamondback Energy, Inc.
3.50%, 12/01/2029	98,000	94,513
6.25%, 03/15/2033	1,395,000	1,483,245
5.55%, 04/01/2035	975,000	994,298
6.25%, 03/15/2053	55,000	57,012
Energy Transfer LP
6.50% to 11/15/2026 then 5 yr. CMT Rate + 5.69%, Perpetual	500,000	500,258
4.95%, 05/15/2028	208,000	209,036
4.95%, 06/15/2028	115,000	115,598
7.38%, 02/01/2031 (a)	600,000	617,933
6.55%, 12/01/2033	495,000	535,570
5.60%, 09/01/2034	255,000	260,247
5.15%, 02/01/2043	142,000	128,302
5.35%, 05/15/2045	94,000	85,418
5.30%, 04/15/2047	110,000	98,728
5.40%, 10/01/2047	278,000	252,082
5.00%, 05/15/2050	850,000	719,410
Enterprise Products Operating LLC
4.60%, 01/15/2031	79,000	78,748
4.85%, 08/15/2042	200,000	184,812
3.70%, 01/31/2051	49,000	36,108
Expand Energy Corp., 4.75%, 02/01/2032	282,000	274,835
Florida Gas Transmission Co. LLC, 2.30%, 10/01/2031 (a)	355,000	312,172
Gray Oak Pipeline LLC, 3.45%, 10/15/2027 (a)	202,000	198,361
Hess Corp., 4.30%, 04/01/2027	400,000	399,847
HF Sinclair Corp., 5.00%, 02/01/2028	100,000	99,784
Hilcorp Energy I LP / Hilcorp Finance Co.
6.00%, 04/15/2030 (a)	125,000	122,811
6.25%, 04/15/2032 (a)	100,000	96,802
Kinder Morgan Energy Partners LP, 5.50%, 03/01/2044	107,000	102,211
Kinder Morgan, Inc., 5.45%, 08/01/2052	101,000	94,404
MPLX LP
4.80%, 02/15/2031	134,000	133,453
5.40%, 09/15/2035	720,000	718,011
4.70%, 04/15/2048	245,000	203,508
5.95%, 04/01/2055	345,000	334,745
Murray Energy Corp., 12.00%, 04/15/2024 (a)(c)	180,991	0
NGPL PipeCo LLC, 5.60%, 08/15/2036 (a)	2,500,000	2,486,206
Occidental Petroleum Corp.
6.45%, 09/15/2036	179,000	192,022
4.40%, 04/15/2046	192,000	161,184
ONEOK Partners LP, 6.65%, 10/01/2036	130,000	141,047
ONEOK, Inc.
3.10%, 03/15/2030	610,000	575,066
4.75%, 10/15/2031	214,000	211,534
5.20%, 07/15/2048	300,000	265,974
Ovintiv, Inc., 7.38%, 11/01/2031	231,000	255,202
Patterson-UTI Energy, Inc., 6.05%, 05/15/2036	415,000	413,602
Permian Resources Operating LLC, 6.25%, 02/01/2033 (a)	565,000	576,993
Pioneer Natural Resources Co., 7.20%, 01/15/2028	715,000	742,173

Plains All American Pipeline LP / PAA Finance Corp., 4.30%, 01/31/2043	505,000	416,754
Rio Grande LNG LLC, 5.75%, 06/30/2036 (a)	193,000	192,322
Shell Finance US, Inc., 4.13%, 11/06/2030	85,000	83,464
SM Energy Co.
8.63%, 11/01/2030 (a)(b)	25,000	26,255
8.75%, 07/01/2031 (a)	145,000	151,458
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/2030 (a)	175,000	175,080
Targa Resources Corp.
6.50%, 03/30/2034	860,000	926,981
5.50%, 02/15/2035	150,000	151,408
Topaz Solar Farms LLC
4.88%, 09/30/2039 (a)	256,909	226,722
5.75%, 09/30/2039 (a)	4,311,303	4,234,562
TotalEnergies Capital USA LLC
4.25%, 01/13/2031	105,000	103,231
4.57%, 01/13/2033	775,000	759,851
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/2050	230,000	176,097
5.75%, 03/15/2056	74,000	72,932
Valero Energy Partners LP, 4.50%, 03/15/2028	350,000	349,558
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029 (a)	25,000	23,849
6.25%, 01/15/2030 (a)	400,000	409,674
4.13%, 08/15/2031 (a)	25,000	23,471
Western Midstream Operating LP
4.05%, 02/01/2030 (d)	1,210,000	1,172,160
5.50%, 12/15/2035	825,000	816,299
5.30%, 03/01/2048	58,000	50,498
Williams Cos., Inc.
3.50%, 11/15/2030	1,220,000	1,158,082
5.75%, 06/24/2044	276,000	272,879
4.90%, 01/15/2045	200,000	176,814
5.95%, 03/15/2056	72,000	71,309
Total Energy		33,364,946

FINANCIAL - 7.7%
200 Park Funding Trust, 5.74%, 02/15/2055 (a)	2,425,000	2,372,795
AEGON Funding Co. LLC, 5.63%, 05/07/2036	840,000	835,798
Alexandria Real Estate Equities, Inc.
4.75%, 04/15/2035	135,000	128,413
5.25%, 03/15/2036	2,395,000	2,354,758
Ally Financial, Inc., 5.54% to 01/17/2030 then SOFR + 1.73%, 01/17/2031	210,000	211,068
American Express Co.
4.44% (SOFR + 0.81%), 05/03/2030	200,000	198,767
4.92% to 07/20/2032 then SOFR + 1.22%, 07/20/2033	77,000	76,958
American Homes 4 Rent LP, 5.50%, 02/01/2034	1,750,000	1,772,302
American Tower Corp.
5.20%, 02/15/2029	253,000	256,311
2.30%, 09/15/2031	164,000	144,692
4.70%, 12/15/2032	52,000	51,154
American Tower Trust #1, 5.49%, 03/15/2028 (a)	1,815,000	1,829,932
Americold Realty Operating Partnership LP, 5.60%, 05/15/2032	665,000	667,406
Ameriprise Financial, Inc., 4.80%, 06/15/2031	465,000	464,938
Aon North America, Inc., 5.30%, 03/01/2031	201,000	204,558
Assurant, Inc., 5.55%, 02/15/2036	138,000	137,292
Athene Global Funding, 5.32%, 11/13/2031 (a)	725,000	723,296
Bank of America Corp.
3.82% to 01/20/2027 then 3 mo. Term SOFR + 1.84%, 01/20/2028	1,367,000	1,362,147
4.48% (SOFR + 0.87%), 04/23/2030	171,000	169,922

3.19% to 07/23/2029 then 3 mo. Term SOFR + 1.44%, 07/23/2030	735,000	702,476
5.16% to 01/24/2030 then SOFR + 1.00%, 01/24/2031	233,000	236,154
2.50% to 02/13/2030 then 3 mo. Term SOFR + 1.25%, 02/13/2031	5,000	4,621
2.65% to 03/11/2031 then SOFR + 1.22%, 03/11/2032	1,675,000	1,518,554
2.30% to 07/21/2031 then SOFR + 1.22%, 07/21/2032	555,000	490,272
4.57% to 04/27/2032 then SOFR + 1.83%, 04/27/2033	82,000	80,380
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034	745,000	754,927
5.43% to 08/15/2034 then SOFR + 1.91%, 08/15/2035	101,000	101,307
5.52% to 10/25/2034 then SOFR + 1.74%, 10/25/2035	364,000	365,683
5.74% to 02/12/2035 then SOFR + 1.70%, 02/12/2036	58,000	59,170
3.85% to 03/08/2032 then 5 yr. CMT Rate + 2.00%, 03/08/2037	432,000	401,471
4.08% to 04/23/2039 then 3 mo. Term SOFR + 1.58%, 04/23/2040	83,000	72,770
3.31% to 04/22/2041 then SOFR + 1.58%, 04/22/2042	381,000	295,357
Bank of New York Mellon Corp., 4.54% to 04/23/2031 then SOFR + 0.90%, 04/23/2032	142,000	140,635
BankUnited, Inc., 5.13%, 06/11/2030	308,000	305,805
Blackstone Secured Lending Fund, 2.85%, 09/30/2028	1,300,000	1,228,136
Blue Owl Credit Income Corp., 7.75%, 09/16/2027	1,375,000	1,404,674
Bridge Housing Corp.
3.25%, 07/15/2030	500,000	461,536
5.32%, 07/15/2035	600,000	595,929
Brixmor Operating Partnership LP, 4.05%, 07/01/2030	625,000	607,554
Broadstone Net Lease LLC, 2.60%, 09/15/2031	515,000	456,444
Cantor Fitzgerald LP, 4.50%, 04/14/2027 (a)	1,225,000	1,221,330
Capital One Financial Corp., 7.62% to 10/30/2030 then SOFR + 3.07%, 10/30/2031	95,000	104,196
CBRE Services, Inc., 4.90%, 01/15/2033	79,000	77,862
Chubb INA Holdings LLC, 4.65%, 08/15/2029	221,000	222,088
Citibank NA, 4.91%, 05/29/2030	252,000	255,109
Citigroup, Inc.
4.45%, 09/29/2027	1,400,000	1,397,732
3.98% to 03/20/2029 then 3 mo. Term SOFR + 1.60%, 03/20/2030	330,000	323,634
4.54% to 09/19/2029 then SOFR + 1.34%, 09/19/2030	397,000	394,211
2.98% to 11/05/2029 then SOFR + 1.42%, 11/05/2030	160,000	151,082
2.56% to 05/01/2031 then SOFR + 1.17%, 05/01/2032	300,000	269,696
3.06% to 01/25/2032 then SOFR + 1.35%, 01/25/2033	1,880,000	1,703,210
5.88%, 02/22/2033	293,000	304,480
6.00%, 10/31/2033	256,000	267,335
6.02% to 01/24/2035 then SOFR + 1.83%, 01/24/2036	274,000	282,222
5.17% to 09/11/2035 then SOFR + 1.49%, 09/11/2036	109,000	108,393
2.90% to 11/03/2041 then SOFR + 1.38%, 11/03/2042	49,000	35,600
Citizens Financial Group, Inc., 5.72% to 07/23/2031 then SOFR + 1.91%, 07/23/2032	348,000	357,182
Community Preservation Corp., 2.87%, 02/01/2030	1,000,000	926,108
Crown Castle, Inc.
5.00%, 01/11/2028	114,000	114,609
5.60%, 06/01/2029	97,000	99,160
Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Fin, 5.95%, 09/17/2030 (a)	665,000	637,019
Equinix Europe 2 Financing Corp. LLC, 4.70%, 03/15/2033	765,000	745,590
Equitable America Global Funding, 4.30%, 12/15/2028 (a)	106,000	104,896
Everest Reinsurance Holdings, Inc., 3.13%, 10/15/2052	590,000	367,362
F&G Global Funding, 2.00%, 09/20/2028 (a)	720,000	670,490
Fidus Investment Corp., 6.75%, 03/19/2030	680,000	677,804
Fifth Third Bancorp, 5.98% to 01/30/2029 then SOFR + 2.16%, 01/30/2030 (a)	701,000	720,302
First Citizens BancShares, Inc./NC
5.60% to 09/05/2030 then 5 yr. CMT Rate + 1.85%, 09/05/2035	205,000	201,285
6.25% to 03/12/2035 then 5 yr. CMT Rate + 1.97%, 03/12/2040	95,000	93,611
First Horizon Corp., 5.51% to 03/07/2030 then SOFR + 1.77%, 03/07/2031	119,000	120,503
FNB Corp./PA, 5.72% to 12/11/2029 then SOFR + 1.93%, 12/11/2030	273,000	275,214
Fortitude Global Funding, 4.63%, 10/06/2028 (a)	675,000	667,697
Franklin BSP Capital Corp., 6.00%, 10/02/2030 (a)	930,000	898,366
GA Global Funding Trust, 4.50%, 09/18/2030 (a)	690,000	668,603
Gabx Leasing LLC, 4.63%, 04/15/2031 (a)	80,000	78,883

GCM Grosvenor Diversified Alternatives Issuer LLC, 6.00%, 11/15/2031 (a)	940,000	770,139
Goldman Sachs Group, Inc.
4.15% (SOFR + 0.71%), 01/21/2029	335,000	332,116
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029	925,000	910,470
4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029	1,135,000	1,125,143
5.21% to 01/28/2030 then SOFR + 1.08%, 01/28/2031	965,000	975,396
4.37% to 10/21/2030 then SOFR + 1.06%, 10/21/2031	113,000	110,518
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032	770,000	691,528
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032	149,000	131,688
5.09% to 04/20/2033 then SOFR + 1.34%, 04/20/2034	116,000	115,535
5.07% to 01/21/2036 then SOFR + 1.19%, 01/21/2037 (b)	510,000	497,939
6.75%, 10/01/2037	560,000	610,701
3.21% to 04/22/2041 then SOFR + 1.51%, 04/22/2042	164,000	123,897
5.54% to 01/21/2046 then SOFR + 1.32%, 01/21/2047	87,000	84,150
Goodman US Finance Eight LLC, 5.88%, 04/28/2046 (a)	151,000	148,648
Goodman US Finance Six LLC, 5.13%, 10/07/2034 (a)	61,000	60,066
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/2028 (a)	760,000	751,806
HA Sustainable Infrastructure Capital, Inc.
5.95%, 07/15/2033 (a)	2,475,000	2,485,534
6.38%, 07/01/2034	2,000,000	2,039,978
HAT Holdings I LLC / HAT Holdings II LLC, 3.75%, 09/15/2030 (a)	1,000,000	933,017
HNA 2015 LLC, 2.37%, 09/18/2027	71,287	70,199
Huntington Bancshares, Inc./OH
6.21% to 08/21/2028 then SOFR + 2.02%, 08/21/2029	145,000	149,257
5.61% (5 yr. CMT Rate + 1.35%), 01/28/2041	140,000	137,257
Jackson National Life Global Funding, 5.55%, 07/02/2027 (a)	900,000	908,040
Jefferies Financial Group, Inc., 5.13%, 04/28/2031	1,400,000	1,381,976
JPMorgan Chase & Co.
6.07% (SOFR + 1.33%), 10/22/2027	2,500,000	2,512,132
3.78% to 02/01/2027 then 3 mo. Term SOFR + 1.60%, 02/01/2028	300,000	298,781
5.57% to 04/22/2027 then SOFR + 0.93%, 04/22/2028	1,875,000	1,890,632
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029	876,000	835,114
6.88% to 06/01/2029 then 5 yr. CMT Rate + 2.74%, Perpetual (b)	1,250,000	1,309,452
4.20% to 07/23/2028 then 3 mo. Term SOFR + 1.52%, 07/23/2029	1,240,000	1,229,385
5.00% to 07/22/2029 then SOFR + 1.13%, 07/22/2030	2,000,000	2,013,542
2.74% to 10/15/2029 then 3 mo. Term SOFR + 1.51%, 10/15/2030	2,250,000	2,113,265
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032	405,000	365,005
2.55% to 11/08/2031 then SOFR + 1.18%, 11/08/2032	674,000	599,411
4.91% to 07/25/2032 then SOFR + 2.08%, 07/25/2033	90,000	89,893
5.77% to 04/22/2034 then SOFR + 1.49%, 04/22/2035	1,060,000	1,102,521
5.58% to 07/23/2035 then SOFR + 1.64%, 07/23/2036	138,000	140,097
4.90% (SOFR + 1.07%), 01/22/2037	55,000	53,558
2.53% to 11/19/2040 then 3 mo. Term SOFR + 1.51%, 11/19/2041	724,000	513,365
Keybank National Association, 4.90%, 08/08/2032	250,000	244,948
KeyCorp
6.40% to 03/06/2034 then SOFR + 2.42%, 03/06/2035	185,000	196,905
5.31% (SOFR + 1.37%), 01/28/2037	80,000	78,828
Kimco Realty OP LLC
2.25%, 12/01/2031	1,100,000	972,563
4.60%, 02/01/2033	135,000	132,889
Liberty Mutual Group, Inc.
4.57%, 02/01/2029 (a)	700,000	696,266
3.95%, 10/15/2050 (a)	120,000	89,193
3.95%, 05/15/2060 (a)	85,000	59,488
Lincoln Financial Global Funding, 4.95%, 05/21/2031 (a)	670,000	667,084
Low Income Investment Fund, 3.39%, 07/01/2026	1,000,000	1,000,000
Lseg US Fin Corp.
4.25%, 03/23/2029 (a)	505,000	499,243
5.30%, 03/28/2034 (a)	590,000	594,659
M&T Bank Corp., 5.40% to 07/30/2030 then 5 yr. CMT Rate + 1.43%, 07/30/2035	105,000	104,812

Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027	117,000	117,205
Massachusetts Mutual Life Insurance Co., 5.95%, 06/01/2056 (a)	440,000	435,853
Mastercard, Inc.
1.90%, 03/15/2031	1,000,000	888,848
4.35%, 01/15/2032	85,000	83,748
Mercury General Corp., 6.25%, 06/15/2036	835,000	849,627
Morgan Stanley
3.95%, 04/23/2027	950,000	946,907
3.59%, 07/22/2028 (e)	443,000	438,152
3.77% to 01/24/2028 then 3 mo. Term SOFR + 1.40%, 01/24/2029	1,155,000	1,139,302
5.17% to 01/16/2029 then SOFR + 1.45%, 01/16/2030	341,000	344,073
4.43% to 01/23/2029 then 3 mo. Term SOFR + 1.89%, 01/23/2030	440,000	435,980
4.65% to 10/18/2029 then SOFR + 1.10%, 10/18/2030	53,000	52,714
3.62% to 04/01/2030 then SOFR + 3.12%, 04/01/2031	58,000	55,545
4.49% to 01/16/2031 then SOFR + 0.95%, 01/16/2032	420,000	411,836
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032	210,000	184,225
2.94% to 01/21/2032 then SOFR + 1.29%, 01/21/2033	2,450,000	2,203,018
5.32% to 07/19/2034 then SOFR + 1.56%, 07/19/2035	88,000	88,424
2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	151,000	130,991
4.89% (SOFR + 1.31%), 10/22/2036	132,000	127,835
5.07% (SOFR + 1.18%), 01/30/2037	3,350,000	3,276,064
5.30% to 04/20/2032 then SOFR + 2.62%, 04/20/2037	211,000	210,135
5.31% (5 yr. CMT Rate + 1.17%), 01/18/2041	110,000	107,204
3.22% to 04/22/2041 then SOFR + 1.49%, 04/22/2042	164,000	125,225
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/2027	1,310,000	1,304,597
Morgan Stanley Private Bank NA
4.21% to 02/08/2029 then SOFR + 0.76%, 02/08/2030	285,000	281,277
4.73% to 07/18/2030 then SOFR + 1.08%, 07/18/2031	1,505,000	1,498,211
4.47% to 11/19/2030 then SOFR + 1.02%, 11/19/2031	2,525,000	2,481,775
MPT Operating Partnership LP / MPT Finance Corp.
5.00%, 10/15/2027	150,000	145,494
3.50%, 03/15/2031	200,000	137,532
National Community Renaissance of California, 3.27%, 12/01/2032	1,000,000	877,961
National Health Investors, Inc., 5.35%, 02/01/2033	34,000	33,605
New York Life Global Funding, 4.85%, 01/09/2028 (a)	81,000	81,432
Northern Trust Corp., 5.12% to 11/19/2035 then 5 yr. CMT Rate + 1.05%, 11/19/2040	600,000	586,631
Northwestern Mutual Global Funding, 4.35%, 09/15/2027 (a)	108,000	107,962
Northwestern Mutual Life Insurance Co., 6.17%, 05/29/2055 (a)	66,000	67,904
Omnis Funding Trust, 6.72%, 05/15/2055 (a)	3,375,000	3,514,131
OneMain Finance Corp., 3.88%, 09/15/2028	100,000	96,849
Pacific Life Insurance Co., 5.95%, 09/15/2055 (a)	74,000	73,653
PennantPark Floating Rate Capital Ltd., 6.75%, 03/04/2029	530,000	526,051
PennyMac Financial Services, Inc., 4.25%, 02/15/2029 (a)	225,000	214,820
Pinnacle Bank/Nashville TN, 5.96% to 01/15/2031 then 5 yr. CMT Rate + 2.30%, 01/15/2036	252,000	250,124
PNC Financial Services Group, Inc., 5.42% (5 yr. CMT Rate + 1.17%), 01/25/2041	48,000	47,157
Preservation Of Affordable Housing, Inc.
4.48%, 12/01/2032	1,000,000	966,683
5.44%, 06/01/2036	1,000,000	962,814
Principal Life Global Funding II, 1.25%, 08/16/2026 (a)	1,000,000	996,338
Private Export Funding Corp., 4.30%, 12/15/2028	1,000,000	998,134
Protective Life Corp., 4.70%, 01/15/2031 (a)	750,000	739,329
Prudential Financial, Inc., 5.70% to 09/15/2028 then 3 mo. LIBOR USD + 2.67%, 09/15/2048 (f)	85,000	85,166
Public Storage Operating Co., 5.00%, 12/15/2035	420,000	415,642
Regions Financial Corp.
5.72% to 06/06/2029 then SOFR + 1.49%, 06/06/2030	125,000	128,290
7.38%, 12/10/2037	215,000	244,611
Reinvestment Fund, Inc., 3.88%, 02/15/2027	500,000	495,757
Rocket Cos., Inc., 6.13%, 08/01/2030 (a)	75,000	76,288
Santander Holdings USA, Inc., 5.70% (SOFR + 1.60%), 06/05/2037	191,000	190,850
Sculptor Alternative Solutions LLC, Series B, 6.00%, 05/15/2029 (a)	1,720,000	1,594,096

Signature Bank, 9.33% (3 mo. AMERIBOR + 3.89%), 10/15/2030	150,000	98,250
Starwood Property Trust, Inc.
7.25%, 04/01/2029 (a)	1,000,000	1,032,473
6.50%, 10/15/2030 (a)	2,105,000	2,153,594
6.13%, 06/01/2031 (a)	850,000	854,494
Sun Communities Operating LP, 2.70%, 07/15/2031	475,000	427,549
Synchrony Financial
5.15%, 03/19/2029	143,000	143,022
4.95% to 02/25/2031 then SOFR + 1.53%, 02/25/2032	490,000	477,675
Teachers Insurance & Annuity Association of America, 6.05%, 06/15/2056 (a)	103,000	103,929
Thirax 2 LLC, 2.32%, 01/22/2034	677,028	615,528
Travelers Cos., Inc., 2.55%, 04/27/2050	1,475,000	887,644
Truist Bank, 4.14% to 10/23/2028 then SOFR + 0.91%, 10/23/2029	745,000	736,290
Truist Financial Corp.
7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029	300,000	315,977
5.07% to 05/20/2030 then SOFR + 1.31%, 05/20/2031	330,000	333,077
5.28% (SOFR + 1.41%), 04/23/2037	177,000	175,287
Unum Group
5.25%, 12/15/2035	35,000	34,457
6.00%, 06/15/2054	130,000	127,654
US Bancorp, 2.49% to 11/03/2031 then 5 yr. CMT Rate + 0.95%, 11/03/2036	195,000	169,754
USAA Capital Corp.
4.38%, 06/01/2028 (a)	154,000	153,665
2.13%, 05/01/2030 (a)	2,500,000	2,281,827
VICI Properties LP / VICI Note Co., Inc., 5.75%, 02/01/2027 (a)	1,100,000	1,102,875
Visa, Inc.
1.90%, 04/15/2027	1,000,000	982,476
4.40%, 02/12/2033	91,000	89,625
W R Berkley Corp., 4.00%, 05/12/2050	160,000	122,792
Webster Financial Corp., 5.78% to 09/11/2030 then 5 yr. CMT Rate + 2.13%, 09/11/2035	214,000	215,669
Wells Fargo & Co.
5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028	735,000	741,611
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	1,160,000	1,179,594
4.08% to 09/15/2028 then SOFR + 0.88%, 09/15/2029	226,000	222,830
5.20% to 01/23/2029 then SOFR + 1.50%, 01/23/2030	490,000	495,507
2.88% to 10/30/2029 then 3 mo. Term SOFR + 1.43%, 10/30/2030	26,000	24,474
2.57% to 02/11/2030 then 3 mo. Term SOFR + 1.26%, 02/11/2031	670,000	620,296
4.84% to 05/20/2031 then SOFR + 0.97%, 05/20/2032	252,000	251,148
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034	435,000	441,632
6.49% to 10/23/2033 then SOFR + 2.06%, 10/23/2034	380,000	410,149
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035	79,000	80,520
5.21% to 12/03/2034 then SOFR + 1.38%, 12/03/2035	650,000	648,859
3.07% to 04/30/2040 then SOFR + 2.53%, 04/30/2041	853,000	651,403
5.61%, 01/15/2044	105,000	101,127
4.75%, 12/07/2046	48,000	40,863
Western Alliance Bank, 6.54% to 11/15/2030 then 5 yr. CMT Rate + 2.85%, 11/15/2035	172,000	170,803
Weyerhaeuser Co.
6.88%, 12/15/2033	485,000	532,215
4.00%, 03/09/2052	82,000	62,103
Zions Bancorp NA
4.70% to 08/18/2027 then SOFR + 1.16%, 08/18/2028	2,000,000	1,996,650
6.82% to 11/19/2034 then SOFR + 2.83%, 11/19/2035	250,000	263,061
Total Financial		131,181,758

INDUSTRIAL - 1.2%
AECOM, 6.00%, 08/01/2033 (a)	30,000	30,043
AGCO Corp., 5.45%, 03/21/2027	322,000	323,771
Allegion US Holding Co., Inc.
5.41%, 07/01/2032	100,000	101,758

5.60%, 05/29/2034	100,000	102,104
Amcor Flexibles North America, Inc., 2.69%, 05/25/2031	80,000	72,471
Amphenol Corp., 3.90%, 11/15/2028	104,000	102,745
AptarGroup, Inc., 4.75%, 03/30/2031	166,000	164,421
Ball Corp.
6.00%, 06/15/2029	275,000	279,427
5.50%, 09/15/2033	190,000	191,175
Boeing Co.
5.15%, 05/01/2030	120,000	121,463
3.60%, 05/01/2034	157,000	141,306
5.71%, 05/01/2040	1,305,000	1,326,984
3.38%, 06/15/2046	91,000	63,883
3.63%, 03/01/2048	565,000	404,132
3.75%, 02/01/2050	157,000	114,546
5.81%, 05/01/2050	68,000	67,182
5.93%, 05/01/2060	564,000	554,793
Burlington Northern Santa Fe LLC
4.45%, 03/15/2043	33,000	29,259
4.15%, 12/15/2048	148,000	119,798
4.45%, 01/15/2053	89,000	74,006
Caterpillar Financial Services Corp.
4.10%, 08/15/2028	123,000	122,371
3.95%, 11/14/2028	248,000	245,574
4.30%, 05/15/2029	137,000	136,498
Deere & Co., 5.45%, 01/16/2035	91,000	94,082
Fedex Freight Holding Co., Inc.
4.30%, 03/15/2029 (a)	90,000	88,783
4.65%, 03/15/2031 (a)	760,000	746,557
5.25%, 03/15/2036 (a)	425,000	413,956
Flowserve Corp., 2.80%, 01/15/2032	245,000	217,344
Fortive Corp., 4.75%, 05/15/2031	177,000	175,846
GE Vernova, Inc.
4.88%, 02/04/2036	67,000	65,945
5.50%, 02/04/2056	99,000	96,033
GXO Logistics, Inc., 6.25%, 05/06/2029	100,000	103,378
Honeywell Aerospace, Inc.
4.00%, 03/16/2029 (a)	845,000	833,458
4.60%, 03/16/2033 (a)	268,000	263,041
4.95%, 03/16/2036 (a)	329,000	323,976
5.73%, 03/16/2056 (a)	139,000	138,993
Hubbell, Inc., 5.15%, 06/15/2036	119,000	118,474
Huntington Ingalls Industries, Inc., 4.20%, 05/01/2030	1,700,000	1,662,591
Jacobs Solutions, Inc., 4.75%, 03/03/2031	505,000	500,331
John Deere Capital Corp.
4.13%, 01/18/2029	94,000	93,415
4.90%, 03/07/2031	98,000	99,274
4.40%, 09/08/2031	156,000	154,646
L3Harris Technologies, Inc., 5.40%, 07/31/2033	113,000	115,518
Lockheed Martin Corp., 4.85%, 09/15/2041	690,000	641,272
MasTec, Inc., 5.90%, 06/15/2029	100,000	102,901
Owens Corning, 5.50%, 06/15/2027	452,000	455,881
Packaging Corp. of America, 5.70%, 12/01/2033	159,000	165,496
Penske Truck Leasing Co. LP / PTL Finance Corp.
3.40%, 11/15/2026 (a)	1,450,000	1,444,157
6.05%, 08/01/2028 (a)	140,000	143,298
5.35%, 03/30/2029 (a)	68,000	68,873
5.25%, 02/01/2030 (a)	164,000	165,912
6.20%, 06/15/2030 (a)	103,000	107,514
Quikrete Holdings, Inc., 6.38%, 03/01/2032 (a)(b)	300,000	306,353
Republic Services, Inc., 4.75%, 07/15/2031	119,000	119,262

Sonoco Products Co., 4.60%, 09/01/2029	137,000	136,173
Standard Industries, Inc./NY
4.75%, 01/15/2028 (a)	125,000	124,116
4.38%, 07/15/2030 (a)	175,000	166,206
Stanley Black & Decker, Inc., 6.71% to 03/15/2030 then 5 yr. CMT Rate + 2.66%, 03/15/2060	211,000	210,063
Star Leasing Co. LLC, 7.63%, 02/15/2030 (a)	250,000	246,355
Textron, Inc., 3.00%, 06/01/2030	1,900,000	1,783,835
Tote Shipholdings LLC, 3.40%, 10/16/2040	786,000	683,915
Trimble, Inc., 6.10%, 03/15/2033	78,000	81,441
Vontier Corp., 2.95%, 04/01/2031	235,000	212,983
Waste Management, Inc., 4.88%, 02/15/2029	148,000	149,532
Weir Group, Inc., 5.35%, 05/06/2030 (a)	1,270,000	1,281,202
Xylem, Inc./NY, 5.45%, 06/01/2036	77,000	78,429
Total Industrial		20,070,520

TECHNOLOGY - 1.0%
Accenture Capital, Inc., 4.50%, 10/04/2034	86,000	82,472
Apple, Inc.
3.00%, 06/20/2027	1,000,000	988,969
1.40%, 08/05/2028	307,000	289,750
4.38%, 05/13/2045	116,000	100,442
2.65%, 05/11/2050	232,000	141,931
2.70%, 08/05/2051	92,000	56,099
2.80%, 02/08/2061	10,000	5,715
Booz Allen Hamilton, Inc.
4.00%, 07/01/2029 (a)	107,000	104,435
5.95%, 04/15/2035 (b)	235,000	234,071
Broadcom, Inc.
2.45%, 02/15/2031	250,000	226,197
4.90%, 07/15/2032	738,000	740,414
3.42%, 04/15/2033	809,000	737,473
3.14%, 11/15/2035 (a)	194,000	164,795
3.19%, 11/15/2036 (a)	602,000	504,389
CDW LLC / CDW Finance Corp., 2.67%, 12/01/2026	815,000	808,407
Dell International LLC / EMC Corp.
4.75%, 04/01/2028	181,000	181,511
4.35%, 02/01/2030	143,000	141,178
4.75%, 07/15/2031	61,000	60,632
8.10%, 07/15/2036	135,000	160,579
3.38%, 12/15/2041	208,000	158,893
Fiserv, Inc., 5.60%, 03/02/2033	2,000,000	2,021,085
Foundry JV Holdco LLC, 6.15%, 01/25/2032 (a)	340,000	356,626
Hewlett Packard Enterprise Co.
4.60%, 03/23/2029	85,000	84,867
5.25%, 04/01/2033	117,000	117,362
Intel Corp.
4.15%, 08/05/2032	88,000	84,384
3.73%, 12/08/2047	205,000	147,586
5.70%, 02/10/2053	90,000	84,875
6.20%, 05/15/2066	100,000	99,655
International Business Machines Corp., 4.60%, 02/03/2033	159,000	155,408
Intuit, Inc.
4.95%, 06/15/2031	101,000	100,998
5.50%, 09/15/2053	465,000	417,865
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	13,000	10,830
NVIDIA Corp., 5.63%, 06/15/2056	1,029,000	1,021,391
Oracle Corp.
4.45%, 09/26/2030	106,000	102,329
6.25%, 11/09/2032	2,120,000	2,178,853

5.50%, 08/03/2035	100,000	95,694
5.70%, 02/04/2036	590,000	571,388
3.80%, 11/15/2037	159,000	127,033
4.50%, 07/08/2044	404,000	301,471
5.88%, 09/26/2045	96,000	84,036
6.55%, 02/04/2046	50,000	47,134
4.00%, 07/15/2046	20,000	13,490
4.00%, 11/15/2047	230,000	153,254
5.95%, 09/26/2055	194,000	164,865
6.70%, 02/04/2056	123,000	115,769
6.85%, 02/04/2066	65,000	60,501
QUALCOMM, Inc., 4.75%, 05/20/2032	82,000	82,126
Roper Technologies, Inc., 4.25%, 09/15/2028	88,000	87,321
Salesforce, Inc.
4.65%, 03/15/2029	122,000	121,937
6.55%, 03/15/2056	806,000	806,272
ServiceNow, Inc., 6.30%, 05/15/2056	719,000	732,625
Texas Instruments, Inc., 4.60%, 02/15/2028	113,000	113,491
Total Technology		16,550,873

UTILITIES - 5.1%
AEP Texas, Inc.
5.45%, 05/15/2029	290,000	295,653
5.85%, 10/15/2055	167,000	163,782
AEP Transmission Co. LLC, 4.25%, 09/15/2048	425,000	345,397
AES Corp.
5.20%, 07/15/2029	163,000	163,928
2.45%, 01/15/2031	5,068,000	4,520,863
7.60% to 01/15/2030 then 5 yr. CMT Rate + 3.20%, 01/15/2055 (b)	1,000,000	1,023,877
Alabama Power Co., 3.75%, 03/01/2045	170,000	132,082
American Water Capital Corp., 5.25%, 03/01/2035	1,200,000	1,214,363
Appalachian Power Recovery Funding LLC, 4.96%, 10/01/2035	1,265,000	1,266,517
Arizona Public Service Co.
6.35%, 12/15/2032	630,000	671,165
3.75%, 05/15/2046	500,000	378,309
Avangrid, Inc., 3.80%, 06/01/2029	1,000,000	973,747
Boston Gas Co., 5.84%, 01/10/2035 (a)	415,000	432,155
Chpe LLC
5.10%, 06/30/2033 (a)	1,400,000	1,396,316
5.88%, 06/29/2046 (a)	2,550,000	2,565,126
Clearway Energy Operating LLC, 5.75%, 01/15/2034 (a)	1,000,000	980,513
CMS Energy Corp., 4.75% to 06/01/2030 then 5 yr. CMT Rate + 4.12%, 06/01/2050	142,000	139,146
Commonwealth Edison Co.
3.70%, 08/15/2028	320,000	315,160
2.75%, 09/01/2051	1,000,000	609,617
Connecticut Light and Power Co.
4.65%, 01/01/2029	1,000,000	1,003,016
4.30%, 04/15/2044	55,000	46,517
4.00%, 04/01/2048	55,000	43,771
Consolidated Edison Co. of New York, Inc.
4.45%, 03/15/2044	68,000	58,744
4.50%, 12/01/2045	94,000	80,483
4.13%, 05/15/2049	116,000	91,638
5.88%, 06/15/2056	151,000	151,798
Constellation Energy Generation LLC, 3.75%, 03/01/2031 (a)	275,000	261,846
Consumers Energy Co., 4.60%, 05/30/2029	1,000,000	1,003,807
Dominion Energy, Inc.
3.38%, 04/01/2030	230,000	219,571
5.25%, 08/01/2033	167,000	168,506

5.35%, 06/15/2036	143,000	143,166
4.90%, 08/01/2041	2,000,000	1,842,893
7.00% to 06/01/2034 then 5 yr. CMT Rate + 2.51%, 06/01/2054	625,000	661,746
DTE Electric Co.
1.90%, 04/01/2028	1,000,000	960,098
5.25%, 05/15/2035	330,000	333,819
3.95%, 03/01/2049	2,175,000	1,695,837
DTE Energy Co., 4.88%, 06/01/2028	128,000	128,534
Duke Energy Carolinas LLC
2.85%, 03/15/2032	1,000,000	906,267
3.55%, 03/15/2052	61,000	43,330
5.40%, 01/15/2054	44,000	41,919
Duke Energy Corp., 5.80%, 06/15/2054	92,000	89,651
Duke Energy Florida LLC
3.80%, 07/15/2028	550,000	542,960
2.50%, 12/01/2029	1,000,000	935,286
4.20%, 07/15/2048	50,000	40,149
3.00%, 12/15/2051	1,000,000	642,948
5.95%, 11/15/2052	61,000	62,547
Duke Energy Indiana LLC
4.95%, 03/15/2036	50,000	49,145
2.75%, 04/01/2050	930,000	571,455
Duke Energy Ohio, Inc., 5.65%, 04/01/2053	42,000	41,135
Duke Energy Progress LLC, 4.00%, 04/01/2052	95,000	72,641
Emera US Finance LLC, 5.20%, 04/01/2033	87,000	86,630
Emera US Finance LP, 4.75%, 06/15/2046	142,000	121,018
Entergy Louisiana LLC, 4.90%, 04/15/2036	770,000	750,858
Entergy Mississippi LLC, 3.85%, 06/01/2049	69,000	51,972
Entergy Texas, Inc., 4.50%, 03/30/2039	515,000	468,937
Essential Utilities, Inc., 5.13%, 03/15/2036	423,000	416,982
Evergy Kansas Central, Inc., 5.25%, 03/15/2035	1,395,000	1,401,820
Evergy Missouri West, Inc., 4.70%, 05/21/2029 (a)	489,000	488,579
FirstEnergy Corp., 4.85%, 07/15/2047 (d)	116,000	100,809
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028 (a)	181,000	182,775
Florida Power & Light Co.
5.15%, 06/15/2029	159,000	161,980
2.88%, 12/04/2051	570,000	357,413
5.60%, 02/15/2066	64,000	61,568
Georgia Power Co., 3.25%, 03/15/2051	219,000	147,994
Indiana Michigan Power Co., 5.63%, 04/01/2053	53,000	52,067
Interstate Power and Light Co., 3.50%, 09/30/2049	109,000	76,647
ITC Holdings Corp., 4.95%, 09/22/2027 (a)	450,000	451,172
Jersey Central Power & Light Co., 2.75%, 03/01/2032 (a)	73,000	65,304
Kentucky Power Co., 7.00%, 11/15/2033 (a)	236,000	254,044
Kentucky Utilities Co., 5.85%, 08/15/2055	46,000	46,187
Liberty Utilities Finance GP 1, 2.05%, 09/15/2030 (a)	94,000	84,175
MidAmerican Energy Co.
5.35%, 01/15/2034	875,000	897,150
5.85%, 09/15/2054	975,000	988,605
5.30%, 02/01/2055	1,050,000	985,016
Narragansett Electric Co., 5.35%, 05/01/2034 (a)	104,000	105,488
National Fuel Gas Co.
5.05%, 10/15/2031	2,450,000	2,439,141
5.50%, 05/15/2036	2,450,000	2,434,728
National Rural Utilities Cooperative Finance Corp.
3.95%, 12/10/2027	73,000	72,570
4.75%, 02/07/2028	58,000	58,235
4.15%, 08/25/2028	54,000	53,558
4.40%, 05/11/2029	214,000	213,074
1.35%, 03/15/2031	1,500,000	1,294,202

4.15%, 12/15/2032	1,000,000	962,241
New York State Electric & Gas Corp.
5.65%, 08/15/2028 (a)	1,000,000	1,018,525
2.15%, 10/01/2031 (a)	2,500,000	2,190,829
5.85%, 08/15/2033 (a)	98,000	102,288
NextEra Energy Capital Holdings, Inc., 4.90%, 03/15/2029	70,000	70,589
NiSource, Inc.
5.20%, 07/01/2029	505,000	512,846
5.85%, 04/01/2055	47,000	46,605
Northern States Power Co./MN, 3.20%, 04/01/2052	1,000,000	683,482
Northwest Natural Gas Co., 3.08%, 12/01/2051	1,000,000	643,467
NorthWestern Corp., 5.07%, 03/21/2030 (a)	740,000	746,810
NSTAR Electric Co., 5.40%, 06/01/2034	265,000	270,574
Ohio Edison Co., 5.50%, 01/15/2033 (a)	930,000	953,067
Oncor Electric Delivery Co. LLC, 4.15%, 06/01/2032	125,000	121,282
Pacific Gas and Electric Co.
4.30%, 03/15/2045	151,000	118,791
3.95%, 12/01/2047	797,000	583,900
4.95%, 07/01/2050	489,000	408,267
6.70%, 04/01/2053	1,000,000	1,040,192
6.10%, 10/15/2055	204,000	197,473
PacifiCorp
4.13%, 01/15/2049	935,000	711,138
3.30%, 03/15/2051	151,000	98,414
PG&E Recovery Funding LLC
4.84%, 06/01/2033	815,869	817,752
5.53%, 06/01/2049	2,000,000	1,982,744
PPL Capital Funding, Inc., 5.25%, 09/01/2034	54,000	54,234
PPL Electric Utilities Corp.
4.85%, 02/15/2034	950,000	943,278
4.15%, 06/15/2048	85,000	68,686
Public Service Co. of Colorado
3.70%, 06/15/2028	596,000	587,846
5.35%, 05/15/2034	835,000	847,404
5.05%, 06/15/2036	590,000	581,751
4.10%, 06/15/2048	2,277,000	1,815,564
2.70%, 01/15/2051	345,000	206,671
Public Service Co. of Oklahoma, 2.20%, 08/15/2031	1,164,000	1,023,426
Public Service Electric and Gas Co.
2.70%, 05/01/2050	420,000	260,263
5.13%, 03/15/2053	800,000	736,354
Puget Sound Energy, Inc., 5.69%, 06/15/2054	90,000	88,974
RWE Finance US LLC
5.13%, 09/18/2035 (a)	2,675,000	2,610,644
6.25%, 04/16/2054 (a)	1,000,000	1,012,885
5.88%, 09/18/2055 (a)	156,000	150,001
San Diego Gas & Electric Co.
4.95%, 08/15/2028	1,000,000	1,008,054
2.95%, 08/15/2051	2,875,000	1,832,986
SCE Recovery Funding LLC, 2.94%, 11/15/2042	1,627,000	1,380,203
Sempra, 5.25%, 03/15/2036	117,000	115,463
Solar Star Funding LLC, 5.38%, 06/30/2035 (a)	2,222,675	2,212,112
Southern California Edison Co.
4.88%, 02/01/2027	550,000	550,869
5.85%, 11/01/2027	685,000	695,166
2.75%, 02/01/2032	1,000,000	889,712
5.20%, 06/01/2034	575,000	569,895
4.13%, 03/01/2048	110,000	82,790
3.65%, 06/01/2051	1,000,000	687,864
5.88%, 12/01/2053	65,000	61,706

6.20%, 09/15/2055	94,000	93,453
Southwestern Electric Power Co., 5.90%, 04/01/2056	203,000	200,460
Southwestern Public Service Co.
3.75%, 06/15/2049	360,000	263,975
5.88%, 08/15/2056	184,000	182,829
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031 (a)	82,000	82,671
Union Electric Co.
2.63%, 03/15/2051	1,000,000	594,988
3.90%, 04/01/2052	98,000	74,057
Vistra Corp., 7.00% to 12/15/2026 then 5 yr. CMT Rate + 5.74%, Perpetual (a)	2,000,000	2,015,846
Vistra Operations Co. LLC
5.00%, 07/31/2027 (a)	100,000	99,930
4.30%, 10/15/2028 (a)	128,000	126,500
4.60%, 10/15/2030 (a)	305,000	300,067
5.55%, 04/30/2036 (a)(b)	233,000	231,809
Wisconsin Power and Light Co., 3.95%, 09/01/2032	88,000	83,639
XPLR Infrastructure Operating Partners LP, 7.25%, 01/15/2029 (a)	1,016,000	1,051,293
Total Utilities		86,651,231

TOTAL U.S. CORPORATE BONDS (Cost $409,623,773)		400,815,745

U.S. GOVERNMENT AGENCIES - 18.1%
BFLD Trust, Series 2024-WRHS, Class A, 5.12% (1 mo. Term SOFR + 1.49%), 07/15/2039 (a)	926,997	927,576
BX Trust
Series 2026-AHP, Class A, 4.85% (1 mo. Term SOFR + 1.25%), 06/15/2043 (a)	1,650,000	1,650,000
Series 2026-AHP, Class C, 5.50% (1 mo. Term SOFR + 1.90%), 06/15/2043 (a)	1,000,000	1,001,562
Series 2026-ORBT, Class A, 5.03% (1 mo. Term SOFR + 1.40%), 07/15/2043 (a)	1,700,000	1,700,000
CHI Commercial Mortgage Trust, Series 2025-SFT, Class XA, 0.31%, 04/15/2042 (a)(g)(e)	7,875,000	60,708
Federal Home Loan Mortgage Corp.
Pool A97420, 4.00%, 03/01/2041	62,151	60,282
Pool C04420, 3.00%, 01/01/2043	323,652	293,825
Pool C09044, 3.50%, 07/01/2043	95,029	88,615
Pool C91967, 3.00%, 12/01/2037	148,926	139,422
Pool G06784, 3.50%, 10/01/2041	39,960	37,504
Pool G07028, 4.00%, 06/01/2042	112,783	108,877
Pool G08654, 3.50%, 07/01/2045	86,780	80,776
Pool G08658, 3.00%, 08/01/2045	147,501	132,792
Pool G08721, 3.00%, 09/01/2046	885,317	793,853
Pool G08741, 3.00%, 01/01/2047	512,153	456,835
Pool G08760, 3.00%, 04/01/2047	187,277	167,395
Pool G08768, 4.50%, 06/01/2047	148,441	145,260
Pool G08772, 4.50%, 07/01/2047	33,884	32,952
Pool G16015, 3.00%, 01/01/2032	72,527	70,313
Pool G16177, 2.00%, 01/01/2032	48,087	45,628
Pool G61713, 3.50%, 01/01/2045	134,681	125,563
Pool G67715, 4.50%, 08/01/2048	83,213	81,391
Pool Q12052, 3.50%, 10/01/2042	212,172	198,292
Pool Q49494, 4.50%, 07/01/2047	37,073	36,265
Pool Q52081, 3.50%, 11/01/2047	105,203	96,987
Pool QA7234, 3.00%, 02/01/2050	273,036	241,039
Pool QE0375, 4.00%, 04/01/2052	303,072	285,401
Pool QE5182, 4.50%, 06/01/2052	282,485	273,108
Pool QE5382, 4.50%, 07/01/2052	284,902	275,504
Pool RA3991, 2.50%, 11/01/2050	1,418,108	1,207,989
Pool RA7211, 4.00%, 04/01/2052	406,443	381,774
Pool RA9629, 5.50%, 08/01/2053	1,092,777	1,102,455
Pool RQ0075, 5.00%, 12/01/2055	2,697,736	2,652,208
Pool RQ0109, 4.50%, 04/01/2056	2,080,495	1,993,860
Pool SD1059, 3.50%, 06/01/2052	446,550	406,864

Pool SD1844, 3.00%, 06/01/2052	610,389	535,953
Pool SD1937, 3.00%, 03/01/2052	282,146	246,600
Pool SD2903, 2.00%, 03/01/2051	399,626	322,794
Pool SD4999, 5.00%, 08/01/2053	137,574	136,024
Pool SD6925, 3.00%, 06/01/2052	2,776,638	2,423,056
Pool SD7551, 3.00%, 01/01/2052	1,017,383	903,683
Pool SD7555, 3.00%, 08/01/2052	777,397	690,263
Pool SD8016, 3.00%, 10/01/2049	47,041	41,495
Pool SD8073, 2.00%, 05/01/2050	122,282	98,899
Pool SD8090, 2.00%, 09/01/2050	1,935,472	1,562,205
Pool SD8104, 1.50%, 11/01/2050	347,093	265,833
Pool SD8113, 2.00%, 12/01/2050	167,539	135,213
Pool SD8128, 2.00%, 02/01/2051	2,831,316	2,283,851
Pool SD8135, 2.50%, 03/01/2051	7,800,767	6,581,299
Pool SD8146, 2.00%, 05/01/2051	776,013	624,876
Pool SD8147, 2.50%, 05/01/2051	1,669,495	1,406,328
Pool SD8172, 2.00%, 10/01/2051	370,330	297,280
Pool SD8177, 2.00%, 11/01/2051	1,499,324	1,203,127
Pool SD8189, 2.50%, 01/01/2052	563,815	474,091
Pool SD8195, 3.00%, 02/01/2052	206,304	180,341
Pool SD8199, 2.00%, 03/01/2052	1,235,069	992,404
Pool SD8201, 3.00%, 03/01/2052	1,432,864	1,252,350
Pool SD8206, 3.00%, 04/01/2052	11,625,351	10,159,231
Pool SD8213, 3.00%, 05/01/2052	2,055,504	1,796,696
Pool SD8214, 3.50%, 05/01/2052	2,634,270	2,391,607
Pool SD8225, 3.00%, 07/01/2052	396,360	345,842
Pool SD8231, 4.50%, 07/01/2052	452,972	437,749
Pool SD8276, 5.00%, 12/01/2052	8,461,464	8,379,810
Pool SD8288, 5.00%, 01/01/2053	2,481,245	2,456,788
Pool SD8300, 5.50%, 02/01/2053	613,751	620,273
Pool SD8329, 5.00%, 06/01/2053	1,506,973	1,488,990
Pool SD8342, 5.50%, 07/01/2053	737,821	745,376
Pool SD8383, 5.50%, 12/01/2053	1,091,639	1,101,810
Pool SD8523, 5.00%, 04/01/2055	2,699,593	2,657,734
Pool SI2130, 6.50%, 07/01/2054	149,043	154,260
Pool SI2131, 6.50%, 07/01/2054	193,646	200,424
Pool SI2132, 6.50%, 07/01/2054	162,003	167,674
Pool SL4676, 3.50%, 06/01/2055	982,410	894,693
Pool U90490, 4.00%, 06/01/2042	2,366	2,280
Pool U99175, 4.50%, 06/01/2047	14,671	14,372
Pool V83956, 4.50%, 02/01/2048	66,449	64,974
Pool ZK5708, 2.50%, 06/01/2028	10,023	9,842
Pool ZM2486, 3.50%, 01/01/2047	118,882	108,824
Pool ZS4755, 3.50%, 02/01/2048	2,643,267	2,419,630
Pool ZT0536, 3.50%, 03/01/2048	448,335	414,596
Series 2023-ML18, Class XCA, 1.48%, 09/25/2037 (g)(e)	9,405,053	975,514
Federal National Mortgage Association
0.88%, 08/05/2030	1,265,000	1,108,169
0.00%, 03/17/2031 (h)	145,000	118,654
Pool 310210, 4.00%, 05/01/2044	1,724,718	1,655,842
Pool AB2459, 4.00%, 03/01/2041	142,433	138,112
Pool AB6832, 3.50%, 11/01/2042	155,611	145,027
Pool AE0481, 5.00%, 09/01/2040	61,395	61,915
Pool AE1761, 4.00%, 09/01/2040	85,898	83,373
Pool AE3049, 4.50%, 09/01/2040	85,561	84,614
Pool AH3384, 3.50%, 01/01/2041	119,306	111,887
Pool AL0028, 5.00%, 02/01/2041	51,910	52,350
Pool AL0054, 4.50%, 02/01/2041	176,045	174,096
Pool AL7343, 5.50%, 02/01/2042	27,440	28,117
Pool AL8858, 4.00%, 07/01/2046	157,753	150,324

Pool AO7352, 3.50%, 08/01/2042	94,584	88,318
Pool AS0212, 3.50%, 08/01/2043	70,093	65,252
Pool AS4952, 3.00%, 05/01/2030	42,786	41,777
Pool AS6311, 3.50%, 12/01/2045	116,538	108,251
Pool AS7568, 4.50%, 07/01/2046	66,102	64,714
Pool AS7660, 2.50%, 08/01/2046	351,955	302,899
Pool AS7742, 3.50%, 08/01/2046	129,390	120,026
Pool AS7847, 3.00%, 09/01/2046	82,728	74,192
Pool AS7877, 2.50%, 09/01/2046	30,974	26,657
Pool AS8073, 2.50%, 10/01/2046	94,667	81,011
Pool AS8299, 3.00%, 11/01/2046	124,272	112,065
Pool AS8583, 3.50%, 01/01/2047	72,131	66,358
Pool AS8960, 4.00%, 03/01/2047	87,258	82,503
Pool AT2725, 3.00%, 05/01/2043	250,600	226,796
Pool AX7677, 3.50%, 01/01/2045	6,870	6,417
Pool BA3907, 3.50%, 12/01/2045	166,406	154,702
Pool BC0769, 4.00%, 12/01/2045	189,999	181,385
Pool BC9096, 3.50%, 12/01/2046	62,435	57,253
Pool BM1278, 3.00%, 05/01/2032	178,670	172,463
Pool BM3148, 4.50%, 11/01/2047	28,689	28,039
Pool BM3881, 4.50%, 05/01/2048	59,741	58,351
Pool BM3904, 5.00%, 05/01/2048	30,050	30,120
Pool BM4012, 4.50%, 05/01/2048	38,251	37,353
Pool BM4716, 3.50%, 12/01/2030	12,398	12,183
Pool BM5261, 4.00%, 01/01/2048	143,333	136,004
Pool BM5654, 3.50%, 06/01/2048	114,180	105,415
Pool BM5839, 3.50%, 11/01/2047	3,428	3,190
Pool BM6038, 4.00%, 01/01/2045	7,323	7,049
Pool BP2403, 3.50%, 04/01/2050	990,028	906,262
Pool BT0267, 3.00%, 09/01/2051	237,270	211,201
Pool BV2540, 4.50%, 06/01/2052	133,245	128,891
Pool BW3382, 4.50%, 07/01/2052	120,418	116,446
Pool CA0549, 4.00%, 10/01/2047	44,495	42,233
Pool CA1020, 4.50%, 01/01/2048	85,975	83,974
Pool CA1210, 4.50%, 02/01/2048	14,581	14,243
Pool CA3861, 3.50%, 07/01/2049	2,373,699	2,182,328
Pool CA5083, 3.50%, 01/01/2035	63,768	61,777
Pool CA6414, 3.00%, 07/01/2050	2,926,228	2,609,342
Pool CA9391, 3.00%, 03/01/2051	3,865,687	3,373,125
Pool CB1301, 2.50%, 08/01/2051	233,110	198,926
Pool CB2795, 3.00%, 02/01/2052	345,645	302,104
Pool CB3599, 3.50%, 05/01/2052	241,701	219,630
Pool CB3715, 3.50%, 06/01/2037	572,937	549,032
Pool CB3905, 3.50%, 06/01/2052	412,374	374,471
Pool FA0197, 4.00%, 02/01/2054	585,170	549,119
Pool FM1001, 3.50%, 11/01/2048	146,241	133,660
Pool FM1361, 3.50%, 12/01/2046	68,761	64,216
Pool FM2309, 3.50%, 03/01/2049	127,189	117,557
Pool FM3664, 4.00%, 03/01/2049	891,702	839,654
Pool FM4216, 3.50%, 06/01/2049	52,543	48,444
Pool FM4962, 3.00%, 02/01/2047	758,790	686,716
Pool FM6272, 2.50%, 02/01/2051	154,944	132,466
Pool FM6687, 2.50%, 04/01/2051	257,942	220,445
Pool FM8325, 2.50%, 07/01/2035	436,228	413,154
Pool FS0759, 3.50%, 02/01/2052	659,652	603,976
Pool FS1533, 3.00%, 04/01/2052	241,037	212,724
Pool FS1535, 3.00%, 04/01/2052	81,098	71,591
Pool FS5179, 5.00%, 06/01/2053	364,911	361,110
Pool FS5848, 2.50%, 12/01/2051	957,360	807,505
Pool FS7057, 2.50%, 07/01/2052	491,937	411,417

Pool FS8254, 2.00%, 08/01/2042	4,611,502	3,994,666
Pool MA1178, 4.00%, 09/01/2042	17,269	16,622
Pool MA1221, 4.50%, 09/01/2042	1,479	1,458
Pool MA1439, 2.50%, 05/01/2043	158,833	139,516
Pool MA1711, 4.50%, 12/01/2043	8,876	8,750
Pool MA2806, 3.00%, 11/01/2046	154,515	138,302
Pool MA2863, 3.00%, 01/01/2047	155,044	138,406
Pool MA2959, 3.50%, 04/01/2047	213,550	197,555
Pool MA3076, 2.50%, 07/01/2032	125,162	119,391
Pool MA3114, 2.50%, 08/01/2032	141,677	135,304
Pool MA3120, 3.50%, 09/01/2047	96,266	88,956
Pool MA3121, 4.00%, 09/01/2047	111,266	104,783
Pool MA3124, 2.50%, 09/01/2032	131,941	126,006
Pool MA3182, 3.50%, 11/01/2047	29,896	27,500
Pool MA3211, 4.00%, 12/01/2047	69,826	66,428
Pool MA3307, 4.50%, 03/01/2048	48,691	47,555
Pool MA3333, 4.00%, 04/01/2048	49,936	47,382
Pool MA3383, 3.50%, 06/01/2048	108,325	99,695
Pool MA3444, 4.50%, 08/01/2048	1,596,068	1,553,497
Pool MA3593, 4.50%, 02/01/2049	389,995	377,554
Pool MA3871, 3.00%, 12/01/2049	251,166	221,888
Pool MA3937, 3.00%, 02/01/2050	630,402	555,642
Pool MA4017, 3.00%, 05/01/2040	148,042	136,695
Pool MA4027, 3.50%, 05/01/2040	49,075	46,416
Pool MA4119, 2.00%, 09/01/2050	2,436,610	1,965,507
Pool MA4156, 2.50%, 10/01/2035	939,820	882,543
Pool MA4157, 1.50%, 10/01/2050	319,831	245,958
Pool MA4159, 2.50%, 10/01/2050	243,832	205,715
Pool MA4182, 2.00%, 11/01/2050	312,962	252,233
Pool MA4204, 2.00%, 12/01/2040	368,845	321,715
Pool MA4209, 1.50%, 12/01/2050	1,474,791	1,133,456
Pool MA4236, 1.50%, 01/01/2051	420,203	322,293
Pool MA4237, 2.00%, 01/01/2051	322,575	259,980
Pool MA4255, 2.00%, 02/01/2051	353,115	284,946
Pool MA4268, 2.00%, 02/01/2041	309,259	269,169
Pool MA4306, 2.50%, 04/01/2051	1,222,114	1,030,693
Pool MA4325, 2.00%, 05/01/2051	4,678,653	3,776,840
Pool MA4355, 2.00%, 06/01/2051	3,651,253	2,939,768
Pool MA4377, 1.50%, 07/01/2051	508,519	389,889
Pool MA4378, 2.00%, 07/01/2051	531,498	427,839
Pool MA4398, 2.00%, 08/01/2051	3,615,783	2,908,705
Pool MA4473, 1.50%, 11/01/2041	4,150,143	3,444,978
Pool MA4512, 2.50%, 01/01/2052	446,287	375,133
Pool MA4548, 2.50%, 02/01/2052	1,463,203	1,229,915
Pool MA4565, 3.50%, 03/01/2052	1,074,557	978,895
Pool MA4579, 3.00%, 04/01/2052	2,736,410	2,391,665
Pool MA4580, 3.50%, 04/01/2052	5,372,640	4,878,784
Pool MA4598, 2.50%, 05/01/2052	1,207,048	1,013,637
Pool MA4600, 3.50%, 05/01/2052	979,674	889,428
Pool MA4626, 4.00%, 06/01/2052	4,930,443	4,628,029
Pool MA4644, 4.00%, 05/01/2052	1,192,004	1,118,075
Pool MA4655, 4.00%, 07/01/2052	941,086	880,990
Pool MA4656, 4.50%, 07/01/2052	2,199,512	2,121,631
Pool MA4684, 4.50%, 06/01/2052	3,445,621	3,329,111
Pool MA4700, 4.00%, 08/01/2052	3,261,598	3,059,924
Pool MA4701, 4.50%, 08/01/2052	3,338,448	3,222,388
Pool MA4709, 5.00%, 07/01/2052	589,088	583,647
Pool MA4732, 4.00%, 09/01/2052	2,222,861	2,083,428
Pool MA4733, 4.50%, 09/01/2052	8,475,003	8,180,372
Pool MA4737, 5.00%, 08/01/2052	871,699	863,647

Pool MA4761, 5.00%, 09/01/2052	146,246	144,828
Pool MA4783, 4.00%, 10/01/2052	3,560,443	3,336,050
Pool MA4784, 4.50%, 10/01/2052	542,731	524,659
Pool MA4785, 5.00%, 10/01/2052	3,764,001	3,727,677
Pool MA4805, 4.50%, 11/01/2052	3,638,121	3,509,302
Pool MA4807, 5.50%, 11/01/2052	2,255,821	2,286,394
Pool MA4842, 5.50%, 12/01/2052	1,614,559	1,635,500
Pool MA4918, 5.00%, 02/01/2053	1,452,037	1,437,236
Pool MA4919, 5.50%, 02/01/2053	686,410	693,705
Pool MA4942, 6.00%, 03/01/2053	394,523	405,918
Pool MA4978, 5.00%, 04/01/2053	2,021,265	1,998,735
Pool MA5009, 5.00%, 05/01/2053	478,358	472,757
Pool MA5011, 6.00%, 05/01/2053	1,134,666	1,163,896
Pool MA5039, 5.50%, 06/01/2053	1,845,994	1,864,903
Pool MA5054, 4.00%, 06/01/2053	2,276,622	2,129,481
Pool MA5106, 5.00%, 08/01/2053	904,917	894,240
Pool MA5107, 5.50%, 08/01/2053	3,215,619	3,240,486
Pool MA5138, 5.50%, 09/01/2053	1,868,357	1,887,491
Pool MA5139, 6.00%, 09/01/2053	2,963,676	3,036,168
Pool MA5165, 5.50%, 10/01/2053	6,114,467	6,156,640
Pool MA5190, 5.50%, 11/01/2053	940,022	948,855
Pool MA5247, 6.00%, 01/01/2054	179,607	183,759
Pool MA5331, 5.50%, 04/01/2054	358,826	361,272
Pool MA5353, 5.50%, 05/01/2054	7,077,480	7,134,614
Pool MA5389, 6.00%, 06/01/2054	236,960	242,437
Pool MA5497, 5.50%, 10/01/2054	438,486	440,424
Pool MA5498, 6.00%, 10/01/2054	386,521	395,456
Pool MA5584, 4.50%, 01/01/2055	2,104,864	2,017,586
Pool MA5611, 4.00%, 02/01/2055	8,316,206	7,776,387
Pool MA5788, 3.50%, 07/01/2055	2,894,075	2,627,077
Pool MA5908, 4.50%, 12/01/2055	1,452,554	1,392,219
Pool MA6079, 5.00%, 06/01/2056	4,976,579	4,892,259
Pool MA6080, 5.50%, 06/01/2056	3,978,669	3,993,899
Ginnie Mae I Pool, Pool BU5340, 3.00%, 04/15/2050	128,770	114,429
Ginnie Mae II Pool
Pool 4540, 4.50%, 09/20/2039	52,774	52,328
Pool 4853, 4.00%, 11/20/2040	51,397	49,651
Pool 5115, 4.50%, 07/20/2041	30,659	30,337
Pool 5304, 3.50%, 02/20/2042	105,746	99,299
Pool 785163, 3.50%, 10/20/2050	45,309	41,328
Pool BX3679, 3.00%, 08/20/2050	171,828	153,064
Pool BX3680, 3.00%, 08/20/2050	257,446	229,181
Pool BX3681, 3.00%, 08/20/2050	158,903	141,417
Pool BY0325, 2.50%, 10/20/2050	968,906	825,909
Pool BY0330, 3.00%, 10/20/2050	86,015	76,422
Pool BY0331, 3.00%, 10/20/2050	223,255	198,362
Pool BY0338, 3.50%, 08/20/2050	114,874	104,703
Pool BY0339, 3.50%, 08/20/2050	102,211	93,433
Pool BY0340, 3.50%, 08/20/2050	114,375	103,837
Pool MA0220, 3.50%, 07/20/2042	154,768	145,282
Pool MA0534, 3.50%, 11/20/2042	70,482	65,411
Pool MA0624, 3.00%, 12/20/2042	130,926	119,458
Pool MA2964, 5.00%, 07/20/2045	74,195	74,900
Pool MA3034, 3.50%, 08/20/2045	27,843	25,630
Pool MA3105, 3.50%, 09/20/2045	27,649	25,512
Pool MA3309, 3.00%, 12/20/2045	40,591	36,610
Pool MA3455, 4.00%, 02/20/2046	111,356	106,696
Pool MA3522, 4.00%, 03/20/2046	41,441	39,723
Pool MA3597, 3.50%, 04/20/2046	39,720	36,651
Pool MA3936, 3.00%, 09/20/2046	59,065	53,149

Pool MA4125, 2.50%, 12/20/2046	58,391	50,772
Pool MA4127, 3.50%, 12/20/2046	227,035	208,993
Pool MA4261, 3.00%, 02/20/2047	145,669	130,877
Pool MA4264, 4.50%, 02/20/2047	19,492	19,148
Pool MA4381, 3.00%, 04/20/2047	98,054	87,271
Pool MA4382, 3.50%, 04/20/2047	816,318	752,416
Pool MA4452, 4.00%, 05/20/2047	60,018	57,014
Pool MA4653, 4.00%, 08/20/2047	31,368	29,786
Pool MA4654, 4.50%, 08/20/2047	28,811	28,270
Pool MA4720, 4.00%, 09/20/2047	464,509	440,843
Pool MA4837, 3.50%, 11/20/2047	74,463	68,274
Pool MA4899, 3.00%, 12/20/2047	43,210	38,782
Pool MA4961, 3.00%, 01/20/2048	91,820	81,851
Pool MA4962, 3.50%, 01/20/2048	76,649	70,420
Pool MA4964, 4.50%, 01/20/2048	89,454	87,766
Pool MA5079, 4.50%, 03/20/2048	18,026	17,686
Pool MA5331, 4.50%, 07/20/2048	36,280	35,472
Pool MA5594, 3.50%, 11/20/2048	301,946	277,123
Pool MA5876, 4.00%, 04/20/2049	1,549,935	1,467,177
Pool MA5987, 4.50%, 06/20/2049	100,629	98,885
Pool MA6090, 3.50%, 08/20/2049	933,506	853,354
Pool MA6153, 3.00%, 09/20/2049	70,483	62,874
Pool MA6338, 3.00%, 12/20/2049	142,111	126,445
Pool MA6409, 3.00%, 01/20/2050	329,647	293,007
Pool MA6411, 4.00%, 01/20/2050	175,893	166,416
Pool MA6476, 4.00%, 02/20/2050	254,490	241,258
Pool MA6768, 4.00%, 07/20/2050	387,565	367,096
Pool MA6931, 2.50%, 10/20/2050	2,978,844	2,547,388
Pool MA7135, 2.00%, 01/20/2051	492,162	403,813
Pool MA7194, 3.00%, 02/20/2051	187,761	167,062
Pool MA7254, 2.00%, 03/20/2051	287,605	235,976
Pool MA7369, 3.50%, 05/20/2051	1,351,953	1,237,131
Pool MA7419, 3.00%, 06/20/2051	305,686	271,705
Pool MA7768, 3.00%, 12/20/2051	922,389	819,844
Pool MA7828, 3.00%, 01/20/2052	351,584	312,410
Pool MA7829, 3.50%, 01/20/2052	691,558	627,334
Pool MA7871, 2.50%, 02/20/2052	226,546	189,787
Pool MA7883, 3.50%, 02/20/2052	1,842,875	1,672,289
Pool MA7989, 3.50%, 04/20/2052	1,733,979	1,569,999
Pool MA8149, 3.50%, 07/20/2052	4,357,843	3,976,687
Pool MA8201, 4.50%, 08/20/2052	887,455	859,688
Pool MA8267, 4.00%, 09/20/2052	5,513,265	5,182,848
Pool MA8346, 4.00%, 10/20/2052	2,598,709	2,450,137
Pool MA8347, 4.50%, 10/20/2052	1,385,062	1,344,846
Pool MA8428, 5.00%, 11/20/2052	479,105	475,212
Pool MA8487, 3.50%, 12/20/2052	3,398,287	3,072,445
Pool MA8489, 4.50%, 12/20/2052	1,263,379	1,222,856
Pool MA8646, 4.50%, 02/20/2053	2,194,642	2,125,847
Pool MA8647, 5.00%, 02/20/2053	1,197,394	1,186,938
Pool MA8725, 5.00%, 03/20/2053	239,242	237,153
Pool MA8879, 5.50%, 05/20/2053	2,985,571	3,021,510
Pool MA9101, 3.00%, 08/20/2053	2,448,023	2,188,622
Pool MA9104, 4.50%, 08/20/2053	477,495	460,879
Pool MA9604, 5.00%, 04/20/2054	1,481,136	1,464,651
Pool MA9905, 5.00%, 09/20/2054	952,370	939,994
Pool MA9966, 6.00%, 10/20/2054	525,070	537,939
Pool MB0024, 4.50%, 11/20/2054	3,271,737	3,152,013
Pool MB0091, 5.00%, 12/20/2054	3,986,773	3,939,438
SCG Mortgage Trust, Series 2025-SNIP, Class A, 5.13% (1 mo. Term SOFR + 1.50%), 09/15/2042 (a)	1,400,000	1,404,375
Tennessee Valley Authority, 5.25%, 02/01/2055	480,000	471,351

U.S. Department of Housing and Urban Development, 2.87%, 08/01/2027	1,000,000	984,591
U.S. International Development Finance Corporation
1.65%, 04/15/2028	1,000,000	967,539
1.05%, 10/15/2029	435,410	409,553
Wells Fargo Commercial Mortgage Trust 2024-1CHI
Series 2025-609M, Class A, 5.17% (1 mo. Term SOFR + 1.54%), 08/15/2042 (a)	750,000	750,937
Series 2025-609M, Class B, 5.47% (1 mo. Term SOFR + 1.84%), 08/15/2042 (a)	150,000	149,625
TOTAL U.S. GOVERNMENT AGENCIES (Cost $314,861,536)		307,898,404

U.S. GOVERNMENT OBLIGATIONS - 16.2%
U.S. Treasury Bill
3.64%, 10/08/2026 (q)	390,000	386,012
U.S. Treasury Bond
1.88%, 02/15/2041	350,000	242,840
2.25%, 05/15/2041	500,000	364,492
2.38%, 02/15/2042	625,000	455,810
3.25%, 05/15/2042	5,055,000	4,162,082
2.75%, 11/15/2042	75,000	56,994
3.88%, 02/15/2043	455,000	403,155
3.88%, 05/15/2043	2,500,000	2,209,668
4.38%, 08/15/2043	2,265,000	2,129,808
4.75%, 11/15/2043	6,475,000	6,368,769
4.13%, 08/15/2044	4,095,000	3,703,416
4.63%, 11/15/2044	3,340,000	3,218,794
5.00%, 05/15/2045	6,340,000	6,393,989
4.63%, 11/15/2045	4,125,000	3,961,934
4.63%, 02/15/2046	5,212,000	5,002,706
5.00%, 05/15/2046	39,390,000	39,685,425
2.00%, 02/15/2050	2,990,000	1,742,259
1.63%, 11/15/2050	3,630,000	1,897,384
1.88%, 02/15/2051	11,725,000	6,516,993
2.38%, 05/15/2051	5,215,000	3,261,412
2.00%, 08/15/2051	62,000	35,296
1.88%, 11/15/2051	3,215,000	1,766,994
4.00%, 11/15/2052	405,000	346,528
3.63%, 02/15/2053	92,000	73,571
3.63%, 05/15/2053	13,305,000	10,633,086
4.63%, 05/15/2054	78,000	74,079
4.25%, 08/15/2054	3,799,000	3,391,795
4.63%, 02/15/2055	603,000	573,015
4.75%, 08/15/2055	3,891,800	3,776,110
4.63%, 11/15/2055	91,000	86,578
4.75%, 02/15/2056	14,867,000	14,441,897
5.00%, 05/15/2056	1,510,000	1,526,044
U.S. Treasury Note
0.50%, 10/31/2027	2,755,000	2,625,644
3.88%, 03/31/2028	11,210,000	11,154,826
3.75%, 04/30/2028	600,000	595,664
4.00%, 05/31/2028	6,500,000	6,480,957
4.13%, 06/30/2028	18,287,000	18,277,714
1.13%, 08/31/2028	1,000,000	937,578
3.88%, 05/15/2029	13,850,000	13,742,879
4.50%, 05/31/2029	48,400	48,839
4.13%, 06/15/2029	5,406,000	5,400,932
4.38%, 11/30/2030	72,000	72,487
3.88%, 03/31/2031	137,000	135,052
3.88%, 04/30/2031	1,080,000	1,064,475
4.13%, 05/31/2031	8,071,000	8,041,364
4.13%, 06/30/2031	12,036,000	11,993,686

4.13%, 10/31/2031	120,000	119,405
4.50%, 12/31/2031	145,000	146,846
2.88%, 05/15/2032	67,000	62,203
4.00%, 07/31/2032	40,000	39,422
2.75%, 08/15/2032	212,000	194,700
3.88%, 12/31/2032	8,500,000	8,300,117
3.75%, 02/28/2033	7,040,000	6,818,625
4.25%, 03/31/2033	12,720,000	12,680,250
4.13%, 04/30/2033	6,985,000	6,908,602
3.38%, 05/15/2033	183,000	172,842
4.25%, 05/31/2033	8,002,000	7,971,992
4.25%, 06/30/2033	125,000	124,512
4.00%, 02/15/2034	2,010,000	1,963,676
4.38%, 05/15/2034	237,000	237,074
4.25%, 11/15/2034	65,000	64,365
4.00%, 11/15/2035	325,000	314,387
4.38%, 05/15/2036	10,864,000	10,806,285
U.S. Treasury STRIP Coupon
Zero Coupon, 11/15/2040 (h)	305,000	150,774
Zero Coupon, 05/15/2041 (h)(i)	6,385,000	3,064,259
Zero Coupon, 11/15/2041 (h)	440,000	204,899
Zero Coupon, 02/15/2042 (h)	1,090,000	500,084
Zero Coupon, 05/15/2042 (h)	80,000	36,175
Zero Coupon, 11/15/2042 (h)	780,000	342,262
Zero Coupon, 05/15/2043 (h)	1,850,000	788,348
Zero Coupon, 08/15/2043 (h)	935,000	392,382
Zero Coupon, 11/15/2043 (h)	270,000	111,678
Zero Coupon, 02/15/2044 (h)	1,020,000	415,496
Zero Coupon, 05/15/2044 (h)	330,000	132,512
Zero Coupon, 08/15/2044 (h)	1,130,000	447,176
Zero Coupon, 11/15/2044 (h)	490,000	191,207
Zero Coupon, 02/15/2045 (h)	1,265,000	487,046
Zero Coupon, 11/15/2045 (h)	560,000	206,696
Zero Coupon, 02/15/2046 (h)	1,405,000	511,773
Zero Coupon, 05/15/2046 (h)	235,000	84,521
Zero Coupon, 05/15/2050 (h)	185,000	54,263
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $279,775,929)		274,507,886

ASSET-BACKED SECURITIES - 12.2%
ABPCI Direct Lending Fund ABS Ltd., Series 2020-1A, Class A, 3.20%, 12/29/2030 (a)	855,855	786,868
Adams Outdoor Advertising LP, Series 2023-1, Class A2, 6.97%, 07/15/2053 (a)	500,000	504,152
Affirm, Inc.
Series 2025-2A, Class A, 4.67%, 07/15/2033 (a)	1,200,000	1,202,329
Series 2026-1A, Class A, 4.37%, 02/15/2034 (a)	1,600,000	1,591,127
Series 2026-X1, Class A, 4.27%, 04/15/2031 (a)	664,309	664,038
AGL CLO Ltd., Series 2022-19A, Class A1R, 4.97% (3 mo. Term SOFR + 1.30%), 07/21/2038 (a)	3,000,000	3,003,363
Air Canada 2015-1 Class A Pass Through Trust, Series 2015-1, 3.60%, 03/15/2027 (a)	2,509,388	2,486,738
Air Canada 2015-2 Class AA Pass Through Trust, Series 2015-2, 3.75%, 12/15/2027 (a)	881,791	868,323
Air Canada 2020-2 Class A Pass Through Trust, Series 2020-2, Class A, 5.25%, 04/01/2029 (a)	1,904,863	1,916,862
Alaska Airlines 2020-1 Class A Pass Through Trust, Series A, 4.80%, 08/15/2027 (a)	398,205	398,052
Aligned Data Centers Issuer LLC
Series 2022-1A, Class A2, 6.35%, 10/15/2047 (a)	1,000,000	999,658
Series 2023-1A, Class A2, 6.00%, 08/17/2048 (a)	1,180,000	1,181,236
American Airlines 2025-1 Class A Pass Through Trust, Series 2025-1A, 4.90%, 05/11/2038	660,000	643,051
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class C, 6.00%, 07/18/2029	500,000	508,368
Anchorage Capital CLO Ltd., Series 2023-26A, Class A1R, 5.20% (3 mo. Term SOFR + 1.52%), 03/19/2038 (a)	2,250,000	2,263,633
Apidos CLO, Series 2018-18A, Class A1R2, 4.99% (3 mo. Term SOFR + 1.33%), 01/22/2038 (a)	2,500,000	2,502,130
Ares Loan Funding IX Ltd., Series 2025-ALF9A, Class A1, 4.85% (3 mo. Term SOFR + 1.18%), 03/31/2038 (a)	2,500,000	2,498,775
Atlas Senior Loan Fund Ltd.

Series 2016-7A, Class A2R, 5.47% (3 mo. Term SOFR + 1.81%), 11/27/2031 (a)	450,588	450,735
Series 2018-10A, Class B, 5.43% (3 mo. Term SOFR + 1.76%), 01/15/2031 (a)	436,725	436,750
ATLX Trust, Series 2024-RPL1, Class A1, 3.85%, 04/25/2064 (a)(d)	506,190	491,780
Avis Budget Car Rental LLC
Series 2021-2A, Class A, 1.66%, 02/20/2028 (a)	900,000	889,382
Series 2022-1A, Class A, 3.83%, 08/21/2028 (a)	1,000,000	993,407
Series 2023-1A, Class A, 5.25%, 04/20/2029 (a)	1,100,000	1,109,734
Series 2023-2A, Class A, 5.20%, 10/20/2027 (a)	266,667	267,149
Series 2023-3A, Class A, 5.44%, 02/22/2028 (a)	600,000	602,600
Series 2023-4A, Class A, 5.49%, 06/20/2029 (a)	2,000,000	2,024,486
Series 2023-5A, Class A, 5.78%, 04/20/2028 (a)	1,010,000	1,017,683
Series 2024-1A, Class A, 5.36%, 06/20/2030 (a)	500,000	507,576
Series 2026-3A, Class A, 4.82%, 04/20/2031 (a)	580,000	580,011
Bain Capital Credit CLO, Series 2022-4A, Class A1R, 5.06% (3 mo. Term SOFR + 1.38%), 10/16/2037 (a)	2,500,000	2,504,375
Bankers Healthcare Group, Inc., Series 2023-B, Class B, 7.45%, 12/17/2036 (a)	303,193	315,373
Barrow Hanley Ltd., Series 2023-1A, Class A1R, 5.02% (3 mo. Term SOFR + 1.34%), 01/20/2038 (a)	2,450,000	2,451,102
BHG Owner Loan Trust, Series 2026-1CON, Class B, 5.30%, 06/17/2037 (a)	850,000	846,592
Blue Stream Communications LLC, Series 2023-1A, Class A2, 5.40%, 05/20/2053 (a)	1,300,000	1,302,030
Bread Financial Holdings, Inc., Series 2024-B, Class A, 4.62%, 05/15/2031	1,000,000	1,002,258
Brookfield Infrastructure Partners LP, Series 2026-1A, Class A, 5.26%, 05/20/2051 (a)	1,699,313	1,688,224
Business Jet Securities LLC, Series 2024-1A, Class B, 6.92%, 05/15/2039 (a)	787,636	805,701
CarMax Auto Owner Trust, Series 2025-3, Class A3, 4.35%, 07/15/2030	800,000	800,078
Carvana Auto Receivables Trust, Series 2024-P2, Class A4, 5.21%, 06/10/2030	565,000	570,404
CC Towers Guarantor LLC, Series 4.24100, 4.24%, 07/15/2028 (a)	600,000	594,014
CCG Receivables Trust, Series 2025-1A, Class A2, 5.50%, 03/26/2055 (a)	1,050,000	1,030,881
CFG Investments Ltd., Series 2025-1, Class A, 6.47%, 03/25/2036 (a)	1,500,000	1,506,648
CIFC Funding Ltd.
Series 2018-2A, Class A1R, 5.05% (3 mo. Term SOFR + 1.37%), 10/20/2037 (a)	3,250,000	3,258,232
Series 2023-1A, Class A1R, 4.91% (3 mo. Term SOFR + 1.24%), 10/15/2038 (a)	4,250,000	4,253,102
Cogent Communications Holdings, Inc., Series 2024-1A, Class A2, 7.92%, 05/25/2054 (a)	2,200,000	2,245,247
COOPR Residential Mortgage Trust, Series 2025-CES2, Class A1A, 5.50%, 06/25/2060 (a)(d)	761,964	762,407
Credit Acceptance Corp.
Series 2023-5A, Class C, 7.30%, 04/17/2034 (a)	1,000,000	1,020,224
Series 2024-2A, Class A, 5.95%, 06/15/2034 (a)	570,000	573,640
Series 2024-3A, Class B, 4.85%, 11/15/2034 (a)	520,000	519,015
Credit Suisse Mortgage Capital Certificates, Series 2018-RPL9, Class A, 3.85%, 09/25/2057 (a)(e)	84,055	80,253
Cyrusone Holdco LLC, Series 2025-1A, Class A2, 5.91%, 02/20/2050 (a)	880,000	886,540
DataBank Issuer, Series 2026-1A, Class A2, 5.81%, 02/25/2056 (a)	660,000	659,107
Dell Equipment Finance Trust, Series 2026-1A, Class A2, 4.24%, 07/24/2028 (a)	100,000	99,898
Delta Air Lines 2020-1 Class A Pass Through Trust, 2.50%, 06/10/2028	1,556,678	1,499,163
Delta Air Lines 2020-1 Class AA Pass Through Trust, 2.00%, 06/10/2028	961,855	928,683
Delta Air Lines, Inc., Series 2015-1, 3.88%, 07/30/2027	302,374	298,439
DigitalBridge Group, Inc., Series 2026-1A, Class A2, 6.33%, 06/25/2056 (a)	1,500,000	1,491,403
Ellington Financial Mortgage Trust, Series 2024-CES1, Class A1, 5.52%, 01/26/2060 (a)(d)	640,059	639,826
ExteNet LLC, Series 2024-1A, Class A2, 5.34%, 07/25/2054 (a)	750,000	743,010
Federal Express Corp. 2020-1 Pass Through Trusts, Series 2020-1, 1.88%, 02/20/2034	49,413	42,665
First National Master Note Trust
Series 2025-1, Class A, 4.85%, 02/15/2030	1,000,000	1,006,370
Series 2026-1, Class A, 4.61%, 05/15/2031	600,000	600,894
Ford Credit Auto Owner Trust
Series 2021-2, Class B, 1.91%, 05/15/2034 (a)	100,000	99,055
Series 2024-1, Class A, 4.87%, 08/15/2036 (a)(d)	2,300,000	2,322,769
Series 2025-2, Class A, 4.37%, 02/15/2038 (a)(d)	2,821,000	2,795,282
Ford Credit Floorplan LLC
Series 2024-1, Class A1, 5.29%, 04/15/2029 (a)	2,100,000	2,117,020
Series 2024-3, Class A1, 4.30%, 09/15/2029 (a)	2,500,000	2,498,853
Galaxy CLO Ltd., Series 2018-25A, Class A1RR, 4.78% (3 mo. Term SOFR + 1.11%), 04/25/2036 (a)	5,300,000	5,303,758
General Motors Co., Series 2024-4A, Class A1, 4.73%, 11/15/2029 (a)	1,000,000	1,005,156
Global Sea Containers Two SRL
Series 2020-1A, Class A, 2.17%, 10/17/2040 (a)	423,580	406,593

Series 2020-2A, Class A, 2.26%, 11/19/2040 (a)	114,506	109,985
Series 2020-2A, Class B, 3.32%, 11/19/2040 (a)	95,417	91,731
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class A3, 5.45%, 06/16/2028	282,393	283,542
Series 2023-4, Class B, 6.16%, 04/16/2029	500,000	507,956
Series 2023-4, Class C, 6.41%, 05/16/2029	300,000	305,074
GM Financial Revolving Receivables Trust
Series 2021-1, Class B, 1.49%, 06/12/2034 (a)	100,000	99,442
Series 2023-2, Class A, 5.77%, 08/11/2036 (a)	500,000	514,348
Series 2024-2, Class A, 4.52%, 03/11/2037 (a)	1,200,000	1,199,102
Golub Capital Partners ABS Funding Ltd., Series 2020-1A, Class A2, 3.21%, 01/22/2029 (a)	144,121	136,497
Golub Capital Partners CLO Ltd., Series 2023-70A, Class A1R, 4.79% (3 mo. Term SOFR + 1.12%), 10/25/2037 (a)	3,000,000	2,991,678
GoodLeap Sustainable Home Solutions Trust
Series 2021-3CS, Class A, 2.10%, 05/20/2048 (a)	235,716	189,812
Series 2021-5CS, Class A, 2.31%, 10/20/2048 (a)	914,616	757,524
Series 2022-1GS, Class A, 2.70%, 01/20/2049 (a)	649,821	564,250
Series 2022-3CS, Class A, 4.95%, 07/20/2049 (a)	732,220	657,746
GreenSky LLC
Series 2024-1, Class A2, 5.88%, 06/25/2059 (a)	2,717	2,721
Series 2024-1, Class A4, 5.67%, 06/25/2059 (a)	327,026	330,847
HERO Funding Trust
Series 2016-1A, Class A, 4.05%, 09/20/2041 (a)	174,657	169,127
Series 2016-3A, Class A1, 3.08%, 09/20/2042 (a)	77,887	72,786
Series 2020-1A, Class A, 2.59%, 09/20/2057 (a)	320,209	277,144
Hertz Corp., Series 2023-2A, Class C, 7.13%, 09/25/2029 (a)	900,000	918,074
Hertz Global Holdings, Inc., Series 2025-2A, Class A, 5.13%, 09/25/2031 (a)	810,000	810,550
Hilton Grand Vacations, Inc., Series 2024-2A, Class A, 5.50%, 03/25/2038 (a)	464,088	470,002
Home Equity Asset Trust, Series 2003-1, Class M1, 5.26% (1 mo. Term SOFR + 1.61%), 06/25/2033	1,066	1,054
Home Partners of America Trust, Series 2021-3, Class A, 2.20%, 01/17/2041 (a)	311,513	292,084
Hotwire Funding LLC, Series 2024-1A, Class B, 6.67%, 06/20/2054 (a)	1,500,000	1,519,048
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99%, 02/15/2029	1,473,834	1,478,890
J.P. Morgan Mortgage Trust 2025-HE2, Series 2025-HE2, Class A1, 4.86% (30 day avg SOFR US + 1.25%), 11/20/2055 (a)	587,651	588,865
Jamestown CLO Ltd., Series 2016-9A, Class A1R3, 4.85% (3 mo. Term SOFR + 1.18%), 07/25/2034 (a)	3,000,000	3,000,966
JP Morgan Mortgage Trust, Series 2024-HE3, Class A1, 4.81% (30 day avg SOFR US + 1.20%), 02/25/2055 (a)	431,734	432,622
Lendmark Funding Trust
Series 2024-1A, Class A, 5.53%, 06/21/2032 (a)	2,000,000	2,009,721
Series 2025-3A, Class A, 4.51%, 05/21/2035 (a)	1,110,000	1,091,813
LIAS Administration Fee Issuer, Series 2018-1A, Class A, 5.96%, 07/25/2048 (a)	808,977	787,727
Loanpal Solar Loan Ltd.
Series 2021-1GS, Class A, 2.29%, 01/20/2048 (a)	473,260	396,286
Series 2021-2GS, Class A, 2.22%, 03/20/2048 (a)	273,730	222,951
M&T Bank Auto Receivables Trust, Series 2026-1A, Class A3, 4.66%, 06/16/2031 (a)	235,000	235,332
M&T Bank RV Trust, Series 2026-1A, Class A, 4.35%, 01/15/2046 (a)	845,522	833,087
Madison Park Funding Ltd., Series 2019-37A, Class AR2, 5.20% (3 mo. Term SOFR + 1.53%), 04/15/2037 (a)	3,000,000	3,002,661
Marble Point CLO, Series 2020-2A, Class A1R2, 4.88% (3 mo. Term SOFR + 1.21%), 03/15/2038 (a)	2,500,000	2,496,293
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 03/20/2036 (a)	1,029,429	1,017,924
Series 2024-AA, Class A, 5.13%, 09/22/2036 (a)	320,000	321,120
Series 2024-BA, Class B, 5.33%, 11/20/2038 (a)	1,000,000	1,005,144
Series 2025-AA, Class A, 4.98%, 05/20/2038 (a)	630,000	630,960
MFRA Trust, Series 2021-RPL1, Class A1, 1.13%, 07/25/2060 (a)(e)	289,903	265,632
MMAF Equipment Finance LLC
Series 2019-B, Class A5, 2.29%, 11/12/2041 (a)	16,280	16,270
Series 2025-A, Class A3, 4.82%, 08/13/2032 (a)	2,000,000	2,014,142
Monroe Capital ABS Funding Ltd., Series 2021-1A, Class A2, 2.82%, 04/22/2031 (a)	769,040	730,485
MOO Securitization Trust
Series 2025-RM1, Class A1A, 4.50%, 12/25/2065 (a)(e)	780,000	750,016
Series 2026-RM2, Class A1A, 4.75%, 06/25/2066 (a)(e)	800,000	774,461
Mosaic Solar Loans LLC

Series 2020-1A, Class A, 2.10%, 04/20/2046 (a)	290,652	254,810
Series 2020-2A, Class A, 1.44%, 08/20/2046 (a)	327,394	275,028
Series 2021-1A, Class B, 2.05%, 12/20/2046 (a)	401,255	308,380
Series 2021-3A, Class A, 1.44%, 06/20/2052 (a)	867,788	717,359
Series 2021-3A, Class C, 1.77%, 06/20/2052 (a)	325,750	180,658
Series 2022-3A, Class A, 6.10%, 06/20/2053 (a)	674,462	665,698
Series 2025-1A, Class A, 6.12%, 08/22/2050 (a)	528,734	524,117
Nassau CFO LLC, Series 2019-1, Class A, 3.98%, 08/15/2034 (a)	233,983	218,375
Nassau Global Credit Ltd., Series 2024-1A, Class A1, 5.28% (3 mo. Term SOFR + 1.60%), 07/20/2037 (a)	3,000,000	3,002,214
Navient Student Loan Trust
Series 2019-CA, Class A2, 3.13%, 02/15/2068 (a)	20,646	20,482
Series 2019-FA, Class A2, 2.60%, 08/15/2068 (a)	1,535,318	1,482,038
Series 2020-BA, Class A2, 2.12%, 01/15/2069 (a)	61,880	59,130
Series 2020-DA, Class A, 1.69%, 05/15/2069 (a)	46,555	44,364
NextGear Floorplan Master Trust, Series 2025-2A, Class A2, 4.23%, 10/15/2030 (a)	500,000	495,362
Nissan Auto Lease Trust, Series 2025-A, Class A3, 4.75%, 03/15/2028	800,000	802,893
North Mill Equipment Finance LLC, Series 2022-B, Class B, 7.12%, 06/15/2029 (a)	300,325	301,017
On Deck Capital, Inc.
Series 2024-2A, Class A, 4.98%, 10/17/2031 (a)	1,090,000	1,088,557
Series 2025-1A, Class C, 6.64%, 04/19/2032 (a)	980,000	985,061
Series 2025-2A, Class A, 4.84%, 11/17/2032 (a)	1,050,000	1,041,238
OneMain Direct Auto Receivables Trust
Series 2025-1A, Class A, 5.36%, 04/16/2035 (a)	1,800,000	1,823,857
Series 2026-1A, Class A, 4.49%, 12/14/2033 (a)	2,100,000	2,079,593
OneMain Financial Issuance Trust
Series 2020-2A, Class A, 1.75%, 09/14/2035 (a)	258,622	255,753
Series 2021-1A, Class A2, 4.35% (30 day avg SOFR US + 0.76%), 06/16/2036 (a)	571,339	571,653
Series 2023-2A, Class A1, 5.84%, 09/15/2036 (a)	1,200,000	1,212,842
Series 2023-2A, Class B, 6.17%, 09/15/2036 (a)	1,070,000	1,081,011
Series 2025-1A, Class A, 4.82%, 07/14/2038 (a)	2,100,000	2,099,817
Oportun Financial Corp.
Series 2021-B, Class C, 3.65%, 05/08/2031 (a)	120,964	119,971
Series 2025-B, Class D, 6.45%, 05/09/2033 (a)	2,100,000	2,099,504
Oxford Finance Funding Trust
Series 2023-1A, Class A2, 6.72%, 02/15/2031 (a)	1,355,961	1,363,949
Series 2025-1A, Class A2, 5.41%, 02/15/2035 (a)	550,000	547,534
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, 4.27% (30 day avg SOFR US + 0.64%), 05/25/2070 (a)	175,497	173,005
PHH Arval, Series 2024-1A, Class A1, 5.52%, 05/15/2036 (a)	179,834	180,643
QTS Issuer ABS LLC
Series 2025-1A, Class A2, 5.44%, 05/25/2055 (a)	1,760,000	1,745,108
Series 2026-6A, Class A21, 5.34%, 07/05/2056 (a)	640,000	639,993
RCKT Mortgage Trust
Series 2024-CES3, Class A1A, 6.59%, 05/25/2044 (a)(e)	528,685	532,320
Series 2025-CES1, Class A1A, 5.65%, 01/25/2045 (a)(d)	371,958	373,084
Series 2025-CES6, Class A1A, 5.47%, 06/25/2055 (a)(d)	813,450	812,595
RCKT Mortgage Trust 2024-CES4, Series 2024-CES5, Class A1A, 5.85%, 08/25/2044 (a)(d)	130,845	131,224
Reach Financial LLC, Series 2026-2A, Class A, 4.34%, 02/15/2035 (a)	745,607	744,877
ReadyCap Commercial LLC, Series 2019-2, Class A, 6.25% (Prime Rate + (0.50%)), 12/27/2044 (a)	17,765	17,768
Regional Management Corp., Series 2025-2, Class A, 4.59%, 11/16/2037 (a)	1,480,000	1,468,461
Renew, Series 2018-1, Class A, 3.95%, 09/20/2053 (a)	113,957	105,853
Renew Financial, Series 2021-1, Class A, 2.06%, 11/20/2056 (a)	476,976	387,349
Republic Finance Issuance Trust
Series 2024-B, Class B, 5.86%, 11/20/2037 (a)	1,380,000	1,387,692
Series 2026-A, Class A, 4.82%, 06/20/2039 (a)	410,000	407,522
Sabey Data Center Issuer LLC
Series 2022-1, Class A2, 5.00%, 06/20/2047 (a)	600,000	588,433
Series 2026-1, Class A2, 5.48%, 01/20/2051 (a)	930,000	921,319
Santander Consumer USA Holdings, Inc.
Series 2023-4, Class C, 6.04%, 12/15/2031	600,000	609,193

Series 2023-5, Class C, 6.43%, 02/18/2031	900,000	920,003
Series 2023-6, Class B, 5.98%, 04/16/2029	257,920	259,572
Series 2024-2, Class C, 5.84%, 06/17/2030	500,000	506,045
Series 2024-3, Class C, 5.64%, 08/15/2030	1,500,000	1,515,270
Series 2024-4, Class C, 4.95%, 04/15/2030	800,000	802,598
Series 2025-3, Class C, 4.68%, 09/15/2031	900,000	896,835
Santander Consumer USA, Inc., Series 2023-1, Class C, 5.09%, 05/15/2030	123,806	124,220
SBA Tower Trust, Series 2022-1, 6.60%, 01/15/2028 (a)	1,000,000	1,010,002
SCF Equipment Leasing LLC, Series 2025-1A, Class A3, 5.11%, 11/21/2033 (a)	1,560,000	1,570,516
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B, 5.71%, 01/22/2030 (a)	100,000	101,142
Series 2023-1A, Class C, 5.97%, 02/20/2031 (a)	100,000	101,468
SMB Private Education Loan Trust, Series 2017-A, Class B, 3.50%, 06/17/2041 (a)	966,951	960,596
SoFi Professional Loan Program LLC
Series 2019-A, Class A2FX, 3.69%, 06/15/2048 (a)	12,982	12,913
Series 2019-C, Class A2FX, 2.37%, 11/16/2048 (a)	46,749	45,408
Series 2020-A, Class A2FX, 2.54%, 05/15/2046 (a)	97,458	94,091
Series 2020-C, Class AFX, 1.95%, 02/15/2046 (a)	59,420	55,777
Sotheby's Artfi Master Trust, Series 2026-1A, Class A1, 4.80%, 06/20/2033 (a)	910,000	904,632
Stack Infrastructure Issuer LLC, Series 2023-3A, Class A2, 5.90%, 10/25/2048 (a)	1,270,000	1,273,725
Structured Asset Investment Loan Trust, Series 2004-8, Class M1, 4.66% (1 mo. Term SOFR + 1.01%), 09/25/2034	4,301	4,122
Sunnova Energy International, Inc.
Series 2023-B, Class A, 5.30%, 08/22/2050 (a)	817,899	771,106
Series 2023-GRID1, Class 1A, 5.75%, 12/20/2050 (a)	805,810	783,722
Sunrun, Inc.
Series 2018-1, Class A, 5.31%, 04/30/2049 (a)	180,241	173,754
Series 2019-1A, Class A, 3.98%, 06/30/2054 (a)	233,362	225,643
Series 2021-2A, Class A, 2.27%, 01/30/2057 (a)	977,336	892,927
Series 2022-1A, Class A, 4.75%, 07/30/2057 (a)	875,932	842,605
Series 2023-2A, Class A1, 6.60%, 01/30/2059 (a)	1,196,939	1,206,035
Series 2024-1A, Class A, 6.27%, 02/01/2055 (a)	435,539	431,458
Switch Ltd.
Series 2025-1A, Class A2, 5.04%, 03/25/2055 (a)	1,000,000	975,848
Series 2025-2A, Class A21, 5.12%, 10/25/2055 (a)	730,000	718,708
Symphony CLO Ltd., Series 2012-9A, Class CR3, 6.44% (3 mo. Term SOFR + 2.76%), 07/16/2032 (a)	1,840,000	1,842,444
TCW CLO Ltd., Series 2019-2A, Class A1R2, 4.95% (3 mo. Term SOFR + 1.27%), 01/20/2038 (a)	3,250,000	3,253,279
Tesla Auto Lease Trust, Series 2024-A, Class A3, 5.30%, 06/21/2027 (a)	52,713	52,753
Tesla Electric Vehicle Trust, Series 2023-1, Class A3, 5.38%, 06/20/2028 (a)	672,584	675,370
Texas Debt Capital CLO Ltd., Series 2025-1A, Class A1, 4.81% (3 mo. Term SOFR + 1.14%), 04/24/2038 (a)	2,500,000	2,495,625
Towd Point Mortgage Trust
Series 2018-5, Class M1, 3.25%, 07/25/2058 (a)(e)	2,385,000	2,014,193
Series 2020-4, Class A1, 1.75%, 10/25/2060 (a)	86,399	78,506
Series 2021-SJ1, Class A1, 2.25%, 07/25/2068 (a)(e)	131,985	128,410
Series 2021-SJ2, Class A1A, 2.25%, 12/25/2061 (a)(e)	184,614	180,818
Series 2024-CES3, Class A1, 6.29%, 05/25/2064 (a)(e)	295,225	298,348
Toyota Auto Loan Extended Note Trust, Series 2025-1A, Class A, 4.65%, 05/25/2038 (a)	1,200,000	1,204,044
Trinity Industries Leasing Co., Series 2025-1A, Class A, 5.09%, 10/19/2055 (a)	733,834	728,610
Truist Bank, Series 2026-1, Class B, 5.07%, 06/26/2034 (a)	1,040,000	1,038,445
United Airlines 2019-1 Class AA Pass Through Trust, Series 2019-1, 4.15%, 08/25/2031	611,334	593,244
Uniti Group LP, Series 2025-1A, Class A2, 5.88%, 04/20/2055 (a)	1,460,000	1,480,192
Vantage Data Centers Guarantor LLC, Series 2025-2A, Class A2, 5.24%, 11/15/2055 (a)	1,200,000	1,165,242
VCP RRL ABS, Series 2021-1A, Class A, 2.15%, 10/20/2031 (a)	180,107	173,415
Verizon Master Trust, Series 2025-9, Class A1A, 3.96%, 10/21/2030	365,000	363,235
Vivant Solar Financing V Parent LLC
Series 2018-1A, Class A, 4.73%, 04/30/2048 (a)	194,536	189,932
Series 2018-1A, Class B, 7.37%, 04/30/2048 (a)	163,887	160,782
Voya CLO Ltd., Series 2019-3A, Class AR, 5.02% (3 mo. Term SOFR + 1.34%), 10/17/2032 (a)	1,449,634	1,450,736
Westlake Automobile Receivables Trust, Series 2025-2A, Class B, 4.63%, 01/15/2031 (a)	600,000	600,805
Wheels Fleet Lease Funding 1 LLC
Series 2023-1A, Class A, 5.80%, 04/18/2038 (a)	152,854	153,293

Series 2025-2A, Class A1, 4.41%, 05/18/2040 (a)	1,224,157	1,223,405
Series 2025-3A, Class A1, 4.08%, 09/18/2040 (a)	2,553,000	2,533,768
Yamaha Motor Master Trust II, Series 2026-A, Class A1, 4.43%, 04/15/2031 (a)	700,000	695,466
Zayo Group LLC
Series 2025-1A, Class A2, 5.65%, 03/20/2055 (a)	1,190,000	1,194,865
Series 2025-2A, Class B, 6.59%, 06/20/2055 (a)	930,000	941,895
Series 2026-1A, Class B, 6.04%, 04/20/2056 (a)	610,000	610,295
TOTAL ASSET-BACKED SECURITIES (Cost $208,097,684)		206,990,632

FOREIGN CORPORATE BONDS - 7.8%

BASIC MATERIALS - 0.2%
BHP Billiton Finance USA Ltd.
5.25%, 09/08/2033	980,000	1,000,113
5.75%, 09/05/2055	92,000	93,370
Champion Iron Canada, Inc., 7.88%, 07/15/2032 (a)	145,000	150,140
Fortescue Treasury Pty Ltd., 6.13%, 04/15/2032 (a)(b)	500,000	514,021
Nutrien Ltd.
4.85%, 05/29/2031	84,000	83,919
5.40%, 06/21/2034	1,000,000	1,013,657
OCP SA
6.10%, 04/30/2030 (a)	305,000	311,581
6.75%, 05/02/2034 (a)	426,000	447,506
Rio Tinto Alcan, Inc., 7.25%, 11/01/2028	250,000	263,165
Rio Tinto Finance USA PLC, 5.25%, 03/14/2035	75,000	76,157
South32 Treasury Ltd., 4.35%, 04/14/2032 (a)	200,000	190,985
Total Basic Materials		4,144,614

COMMUNICATIONS - 0.2%
NTT Finance Corp., 5.50%, 07/16/2035 (a)	735,000	739,537
Orange SA
4.00%, 01/13/2029 (a)	205,000	202,239
5.00%, 01/13/2036 (a)	205,000	200,260
Telefonica Emisiones SA, 5.21%, 03/08/2047	150,000	133,153
Turkcell Iletisim Hizmetleri AS, 7.65%, 01/24/2032 (a)	500,000	516,718
Vodafone Group PLC
4.80%, 06/18/2031	860,000	853,901
5.75%, 06/28/2054	97,000	91,535
6.10%, 06/18/2056	125,000	122,782
5.75%, 02/10/2063	91,000	84,315
5.88%, 06/28/2064	65,000	61,436
Total Communications		3,005,876

CONSUMER, CYCLICAL - 0.1%
1011778 BC ULC / New Red Finance, Inc., 3.88%, 01/15/2028 (a)	125,000	122,651
Aptiv Swiss Holdings Ltd.
5.40%, 03/15/2049	385,000	343,009
3.10%, 12/01/2051	142,000	87,899
4.15%, 05/01/2052	190,000	142,816
Royal Caribbean Cruises Ltd., 5.63%, 09/30/2031 (a)	415,000	418,487
Sands China Ltd., 5.40%, 08/08/2028 (d)	200,000	201,443
Total Consumer, Cyclical		1,316,305

CONSUMER, NON-CYCLICAL - 0.2%
BAT International Finance PLC
4.45%, 03/16/2028	740,000	738,068
5.93%, 02/02/2029	40,000	41,228
Imperial Brands Finance PLC, 5.50%, 02/01/2030 (a)	555,000	566,980

JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.63%, 03/10/2037 (a)	375,000	373,436
Pfizer Investment Enterprises Pte Ltd.
4.75%, 05/19/2033	135,000	133,703
5.11%, 05/19/2043	183,000	173,400
5.30%, 05/19/2053 (b)	137,000	129,065
5.34%, 05/19/2063	88,000	80,958
Royalty Pharma PLC
5.15%, 09/02/2029	72,000	72,952
2.15%, 09/02/2031	201,000	176,495
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/2051	442,000	316,270
Triton Container International Ltd., 3.15%, 06/15/2031 (a)	471,000	426,446
Triton Container International Ltd. / TAL International Container Corp.
3.25%, 03/15/2032	122,000	109,383
5.15%, 02/15/2033	174,000	170,888
Total Consumer, Non-Cyclical		3,509,272

ENERGY - 1.1%
Abu Dhabi Future Energy Co. Pjsc Masdar, 4.88%, 05/21/2030	1,000,000	997,319
Aker BP ASA
4.00%, 01/15/2031 (a)	500,000	481,450
3.10%, 07/15/2031 (a)	900,000	822,815
Canadian Natural Resources Ltd.
5.00%, 12/15/2029	265,000	267,653
5.85%, 02/01/2035	310,000	322,819
6.25%, 03/15/2038	200,000	211,011
Cenovus Energy, Inc.
4.65%, 03/20/2031	975,000	962,516
5.25%, 06/15/2037	77,000	74,677
3.75%, 02/15/2052	80,000	56,976
Ecopetrol SA, 8.63%, 01/19/2029	525,000	556,922
Enbridge, Inc.
4.60%, 06/20/2028	61,000	60,965
6.00%, 11/15/2028	540,000	556,503
Eni SpA
5.25%, 05/18/2036 (a)	1,500,000	1,475,137
6.00%, 05/18/2056 (a)	1,203,000	1,187,415
Equinor ASA
5.13%, 06/03/2035	2,500,000	2,525,399
3.25%, 11/18/2049	1,000,000	692,302
Green Palm Bidco Sarl, 6.46%, 06/30/2046 (a)	485,000	491,331
Greensaif Pipelines Bidco Sarl, 6.51%, 02/23/2042 (a)	200,000	210,665
Harbour Energy PLC, 6.33%, 04/01/2035 (a)	330,000	336,399
Petroleos Mexicanos
6.84%, 01/23/2030	270,000	277,306
6.70%, 02/16/2032	499,000	503,416
10.00%, 02/07/2033	170,000	200,140
6.75%, 09/21/2047	188,000	160,921
Sweihan PV Power Co. PJSC, 3.63%, 01/31/2049 (a)	894,130	731,265
TotalEnergies Capital SA
5.49%, 04/05/2054	825,000	797,121
5.43%, 09/10/2064	2,590,000	2,427,741
Var Energi ASA, 5.88%, 05/22/2030 (a)	1,250,000	1,287,327
Woodside Finance Ltd., 5.40%, 05/19/2030	249,000	253,073
Total Energy		18,928,584

FINANCIAL - 5.1%
African Development Bank, 5.75% to 08/07/2034 then 5 yr. CMT Rate + 1.58%, Perpetual	5,000,000	4,945,481
AIB Group PLC, 5.32% to 05/15/2030 then SOFR + 1.65%, 05/15/2031 (a)	1,200,000	1,214,680
Amazon Conservation DAC, 6.03%, 01/16/2042 (a)	2,000,000	2,019,800

Arab Energy Fund
1.48%, 10/06/2026 (a)	1,200,000	1,189,978
5.43%, 05/02/2029 (a)	1,000,000	1,019,908
Banco Santander SA
5.54% to 03/14/2029 then 1 yr. CMT Rate + 1.45%, 03/14/2030	200,000	203,801
5.13%, 11/06/2035	1,400,000	1,372,619
Bank of Montreal
4.44% to 01/14/2031 then SOFR + 0.97%, 01/14/2032	590,000	579,872
5.30% (SOFR + 1.21%), 06/02/2037	2,300,000	2,302,189
7.70% to 05/26/2029 then 5 yr. CMT Rate + 3.45%, 05/26/2084	1,000,000	1,046,051
Bank of Nova Scotia
4.81% to 02/02/2033 then SOFR + 1.05%, 02/02/2034	505,000	497,228
6.88% to 10/27/2035 then 5 yr. CMT Rate + 2.73%, 10/27/2085	2,625,000	2,656,072
Bank of Nova Scotia (The), 4.59% to 05/04/2032 then 5 yr. CMT Rate + 2.05%, 05/04/2037	288,000	278,157
Banque Federative du Credit Mutuel SA, 5.11%, 01/15/2036 (a)	505,000	495,224
Barclays PLC
2.28% to 11/24/2026 then 1 yr. CMT Rate + 1.05%, 11/24/2027	1,430,000	1,417,532
5.69% to 03/12/2029 then SOFR + 1.74%, 03/12/2030	405,000	413,415
5.10% to 06/26/2031 then SOFR + 1.14%, 06/26/2032	626,000	625,406
BB Blue Financing DAC
4.40%, 09/20/2029	958,333	929,424
4.40%, 09/20/2037	958,333	922,529
BNP Paribas SA, 4.89% to 06/30/2029 then SOFR + 0.94%, 06/30/2030 (a)	1,154,000	1,153,840
BPCE SA
5.88% to 01/14/2030 then SOFR + 1.68%, 01/14/2031 (a)	550,000	565,048
6.29% to 01/14/2035 then SOFR + 2.04%, 01/14/2036 (a)	3,325,000	3,473,789
5.42% to 01/13/2036 then SOFR + 1.57%, 01/13/2037 (a)	1,030,000	1,008,984
6.35% to 01/13/2046 then SOFR + 2.11%, 01/13/2047 (a)	400,000	392,993
Brookfield Asset Management Ltd., 6.08%, 09/15/2055	1,000,000	1,004,149
CaixaBank SA, 6.68% to 09/13/2026 then SOFR + 2.08%, 09/13/2027 (a)	610,000	612,557
Canadian Imperial Bank of Commerce, 6.95% to 01/28/2030 then 5 yr. CMT Rate + 2.83%, 01/28/2085	2,500,000	2,547,483
Cooperatieve Rabobank UA/NY, 4.32%, 04/01/2029	250,000	249,537
Credit Agricole Corporate & Investment Bank SA, 4.57%, 08/25/2030	1,000,000	981,245
Credit Agricole SA
5.22% to 05/27/2030 then SOFR + 1.46%, 05/27/2031 (a)	250,000	252,030
5.19% to 08/01/2031 then SOFR + 1.13%, 08/01/2032 (a)	250,000	251,187
4.82% to 09/25/2032 then SOFR + 1.36%, 09/25/2033 (a)	935,000	916,520
Deutsche Bank AG/New York NY
4.88% (SOFR + 1.22%), 11/16/2027	240,000	240,327
2.55% to 01/07/2027 then SOFR + 1.32%, 01/07/2028	180,000	178,218
6.82% to 11/20/2028 then SOFR + 2.51%, 11/20/2029	1,100,000	1,150,654
3.73% to 01/14/2031 then SOFR + 2.76%, 01/14/2032	1,210,000	1,132,395
3.74% to 01/07/2032 then SOFR + 2.26%, 01/07/2033	225,000	206,267
Fairfax Financial Holdings Ltd.
5.63%, 08/16/2032	500,000	512,628
6.00%, 12/07/2033	975,000	1,017,754
Federation des Caisses Desjardins du Quebec
5.15%, 11/27/2028 (a)	600,000	610,825
4.57%, 08/26/2030 (a)	800,000	794,772
5.02%, 05/27/2031 (a)	1,000,000	1,006,474
GPS Blue Financing DAC, 5.65%, 11/09/2041 (a)	1,000,000	979,200
HSBC Holdings PLC
5.73% to 05/17/2031 then SOFR + 1.52%, 05/17/2032	200,000	206,241
5.21% to 05/12/2033 then SOFR + 1.32%, 05/12/2034	233,000	232,170
5.74% to 09/10/2035 then SOFR + 1.96%, 09/10/2036	2,450,000	2,467,707
5.28% to 03/10/2036 then SOFR + 1.55%, 03/10/2037	202,000	199,651
6.33% to 03/09/2043 then SOFR + 2.65%, 03/09/2044	200,000	214,078
ING Groep NV
5.07% to 03/25/2030 then SOFR + 1.23%, 03/25/2031	800,000	806,401
5.53% to 03/25/2035 then SOFR + 1.61%, 03/25/2036	325,000	330,028

International Development Association
4.38%, 11/27/2029 (a)	1,700,000	1,707,106
4.50%, 02/12/2035 (a)	1,425,000	1,430,241
International Finance Corp., 4.38%, 01/15/2027	1,000,000	1,001,521
Intesa Sanpaolo SpA
5.00% to 06/29/2029 then 1 yr. CMT Rate + 0.80%, 06/29/2030 (a)	3,000,000	3,003,540
7.80%, 11/28/2053 (a)	1,000,000	1,206,463
Landwirtschaftliche Rentenbank, 0.88%, 09/03/2030	1,000,000	873,960
Lloyds Banking Group PLC
5.72% to 06/05/2029 then 1 yr. CMT Rate + 1.07%, 06/05/2030	200,000	205,303
4.43% to 11/04/2030 then 1 yr. CMT Rate + 0.82%, 11/04/2031	680,000	667,682
Macquarie Group Ltd., 3.76% to 11/28/2027 then 3 mo. Term SOFR + 1.63%, 11/28/2028 (a)	8,000	7,894
Manulife Financial Corp., 4.99%, 12/11/2035	91,000	89,581
Meiji Yasuda Life Insurance Co., 5.80% to 09/11/2034 then 5 yr. CMT Rate + 3.03%, 09/11/2054 (a)	200,000	198,642
Mitsubishi UFJ Financial Group, Inc.
5.24% to 04/19/2028 then 1 yr. CMT Rate + 1.70%, 04/19/2029	655,000	661,529
4.51% to 01/14/2031 then 1 yr. CMT Rate + 0.80%, 01/14/2032	200,000	196,600
4.85% to 04/21/2031 then 1 yr. CMT Rate + 0.92%, 04/21/2032	755,000	751,429
5.87% to 04/21/2046 then 1 yr. CMT Rate + 0.98%, 04/21/2047	208,000	210,023
Mizuho Bank Ltd.
5.19%, 04/16/2036 (a)	1,250,000	1,242,064
5.77%, 04/16/2046 (a)	202,000	202,300
Mizuho Financial Group, Inc.
5.78% to 07/06/2028 then 1 yr. CMT Rate + 1.65%, 07/06/2029	292,000	298,331
4.97% to 07/13/2031 then 1 yr. CMT Rate + 0.83%, 07/13/2032	301,000	300,023
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.88% to 05/23/2032 then 5 yr. CMT Rate + 3.98%, 05/23/2042 (a)	1,000,000	1,024,889
Nationwide Building Society, 5.13%, 07/29/2029 (a)	575,000	581,481
NatWest Group PLC
4.96% to 08/15/2029 then 1 yr. CMT Rate + 1.22%, 08/15/2030	202,000	202,599
8.13% to 05/10/2034 then 5 yr. CMT Rate + 3.75%, Perpetual	1,000,000	1,106,794
5.91% to 03/03/2046 then 1 yr. CMT Rate + 1.30%, 03/03/2047	209,000	203,781
NatWest Markets PLC
4.79%, 03/21/2028 (a)	202,000	202,861
4.89%, 03/27/2031 (a)	950,000	949,053
Nippon Life Insurance Co., 5.05%, 04/02/2033 (a)	203,000	203,522
Nomura Holdings, Inc.
2.61%, 07/14/2031	200,000	178,455
5.17%, 07/14/2031	465,000	466,132
OMERS Finance Trust, 3.50%, 04/19/2032 (a)	1,000,000	947,079
Royal Bank of Canada
1.05%, 09/14/2026 (a)	1,000,000	993,896
4.85%, 12/14/2026 (a)	1,000,000	1,002,916
4.40% (SOFR + 0.84%), 04/17/2030	177,000	175,532
6.50% to 05/24/2033 then 5 yr. CMT Rate + 2.45%, 05/24/2086	765,000	760,939
Santander UK Group Holdings PLC
4.32% to 09/22/2028 then SOFR + 1.07%, 09/22/2029	260,000	257,276
4.86% to 09/11/2029 then SOFR + 1.55%, 09/11/2030	665,000	664,477
Societe Generale SA
5.52% to 01/19/2027 then 1 yr. CMT Rate + 1.50%, 01/19/2028 (a)	760,000	763,700
5.37% to 05/27/2031 then SOFR + 1.28%, 05/27/2032 (a)	570,000	573,334
5.40% to 08/08/2033 then SOFR + 1.51%, 08/08/2034 (a)	1,625,000	1,614,279
Sompo Holdings, Inc., 5.41% to 04/22/2036 then 1 yr. CMT Rate + 2.13%, 04/22/2037 (a)	200,000	196,351
Sumitomo Mitsui Financial Group, Inc.
4.49% to 01/15/2031 then SOFR + 1.02%, 01/15/2032	200,000	196,314
4.95% to 07/08/2032 then SOFR + 1.38%, 07/08/2033	1,655,000	1,643,348
Toronto-Dominion Bank, 4.87%, 04/22/2033	272,000	269,992
UBS Group AG
5.43% to 02/08/2029 then 1 yr. CMT Rate + 1.52%, 02/08/2030 (a)	1,701,000	1,725,138
4.21% to 04/10/2029 then SOFR + 0.84%, 04/10/2030 (a)	200,000	196,711

5.62% to 09/13/2029 then 1 yr. SOFR Swap Rate USD + 1.34%, 09/13/2030 (a)	1,000,000	1,023,479
3.09% to 05/14/2031 then SOFR + 1.73%, 05/14/2032 (a)	285,000	261,560
4.84% to 11/06/2032 then SOFR + 1.29%, 11/06/2033 (a)	208,000	204,355
9.25% to 11/13/2033 then 5 yr. CMT Rate + 4.76%, Perpetual (a)	525,000	606,455
6.30% to 09/22/2033 then 1 yr. CMT Rate + 2.00%, 09/22/2034 (a)	1,000,000	1,062,555
7.00% to 08/05/2035 then USISSO05 + 3.30%, Perpetual (a)	1,650,000	1,656,640
WLB Asset II D Pte Ltd., 6.50%, 12/21/2026 (a)	978,522	951,370
Total Financial		86,946,013

INDUSTRIAL - 0.4%
Amcor Group Finance PLC, 5.45%, 05/23/2029	1,000,000	1,020,108
BAE Systems PLC, 5.13%, 03/26/2029 (a)	585,000	593,058
Canadian National Railway Co., 4.95%, 05/12/2036	2,550,000	2,534,846
Canadian Pacific Railway Co., 4.70%, 05/01/2048	87,000	76,314
Deere Funding Canada Corp., 4.15%, 10/09/2030	113,000	111,035
Embraer Netherlands Finance BV, 5.40%, 01/09/2038	47,000	45,385
GFL Environmental, Inc., 6.75%, 01/15/2031 (a)	65,000	66,871
Mexico City Airport Trust
4.25%, 10/31/2026 (a)	280,000	279,790
3.88%, 04/30/2028 (a)	200,000	195,051
5.50%, 07/31/2047 (a)	650,000	556,387
nVent Finance Sarl, 2.75%, 11/15/2031	318,000	283,923
Siemens Funding BV, 4.90%, 05/28/2032 (a)	202,000	204,128
Smurfit Westrock Financing DAC, 5.19%, 01/15/2036	500,000	494,850
Waste Connections, Inc., 2.20%, 01/15/2032	185,000	161,988
Total Industrial		6,623,734

TECHNOLOGY - 0.0% (j)
IBM International Capital Pte Ltd., 4.75%, 02/05/2031	163,000	163,012

UTILITIES - 0.5%
Abu Dhabi National Energy Co. PJSC, 2.00%, 04/29/2028 (a)	200,000	190,712
Alfa Desarrollo SpA, 4.55%, 09/27/2051 (a)	196,173	155,810
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032 (a)	2,500,000	2,506,175
Comision Federal de Electricidad
4.69%, 05/15/2029 (a)	400,000	392,998
6.05%, 01/28/2034 (a)	1,000,000	978,990
6.45%, 01/24/2035 (a)	1,000,000	1,000,393
Electricite de France SA, 5.00%, 09/21/2048 (a)	585,000	503,357
ENEL Finance International NV, 5.13%, 06/26/2029 (a)	1,300,000	1,315,581
Eskom Holdings, 6.35%, 08/10/2028 (a)	200,000	203,250
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/2033 (a)	301,250	304,193
Total Utilities		7,551,459

TOTAL FOREIGN CORPORATE BONDS (Cost $132,368,570)		132,188,869

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.4%
Alen Mortgage Trust, Series 2021-ACEN, Class C, 5.99% (1 mo. Term SOFR + 2.36%), 04/15/2034 (a)	500,000	443,750
Angel Oak Mortgage Trust LLC
Series 2021-8, Class A3, 2.84%, 11/25/2066 (a)(e)	100,000	75,037
Series 2025-13, Class M1, 5.74%, 10/25/2070 (a)(e)	100,000	98,947
ATLXM Trust, Series 2024-RPL2, Class A1, 3.85%, 04/25/2063 (a)(d)	1,033,760	999,187
BAHA Trust, Series 2024-MAR, Class A, 6.17%, 12/10/2041 (a)(e)	1,320,000	1,347,239
BANK-2018, Series 2018-BN15, Class A3, 4.14%, 11/15/2061	533,355	525,641
BANK-2020
Series 2020-BN28, Class A3, 1.58%, 03/15/2063	1,162,000	1,029,991
Series 2020-BN29, Class A3, 1.74%, 11/15/2053	420,269	372,058
BANK5 Trust, Series 2025-5YR17, Class A3, 5.23%, 11/15/2058	1,480,000	1,497,103

BBCMS Trust
Series 2023-5C23, Class A3, 6.68%, 12/15/2056 (e)	1,900,000	1,967,062
Series 2023-C21, Class A2, 6.51%, 09/15/2056 (e)	756,338	776,673
Series 2024-5C31, Class A3, 5.61%, 12/15/2057	1,500,000	1,530,509
Series 2026-5C42, Class A3, 5.60%, 06/15/2059	1,000,000	1,028,298
Benchmark Mortgage Trust
Series 2018-B4, Class A3, 3.89%, 07/15/2051	500,000	499,077
Series 2019-B10, Class 3CCA, 4.03%, 03/15/2062 (a)(e)	250,000	213,193
Series 2019-B10, Class A3, 3.46%, 03/15/2062	946,030	917,079
Series 2020-B19, Class A4, 1.55%, 09/15/2053	1,325,000	1,209,221
Series 2020-B20, Class A4, 1.75%, 10/15/2053	1,300,000	1,181,635
Series 2020-B21, Class A4, 1.70%, 12/17/2053	800,000	714,788
Series 2020-IG3, Class A2, 2.48%, 09/15/2048 (a)	328,597	325,800
Series 2021-B24, Class A3, 2.01%, 03/15/2054	550,000	506,603
Series 2021-B24, Class A4, 2.26%, 03/15/2054	600,000	543,760
Series 2021-B25, Class A3, 1.91%, 04/15/2054	1,181,361	1,086,201
Series 2021-B30, Class A4, 2.33%, 11/15/2054	3,000,000	2,642,875
Series 2021-B31, Class A4, 2.42%, 12/15/2054	1,500,000	1,324,571
Series 2025-V17, Class A3, 5.07%, 09/15/2058	1,900,000	1,911,100
Blue Owl Real Estate Capital LLC, Series 2023-NLP, Class A, 6.30%, 03/15/2040 (a)(e)	542,352	540,932
BMO Mortgage Trust
Series 2022-C1, Class 360B, 4.07%, 02/17/2055 (a)(e)	1,000,000	844,238
Series 2022-C3, Class A5, 5.31%, 09/15/2054	1,000,000	1,010,506
Series 2023-5C1, Class A3, 6.53%, 08/15/2056 (e)	1,650,000	1,693,323
Series 2023-5C2, Class A3, 7.30%, 11/15/2056 (e)	2,100,000	2,190,763
Series 2024-5C7, Class A3, 5.57%, 11/15/2057 (e)	1,500,000	1,527,737
BRAVO Residential Funding Trust, Series 2024-CES1, Class A1A, 6.38%, 04/25/2054 (a)(d)	536,063	538,328
BX Trust, Series 2022-AHP, Class C, 5.72% (1 mo. Term SOFR + 2.09%), 01/17/2039 (a)	1,120,000	1,120,000
Cantor Commercial Real Estate Lending LP
Series 2019-CF3, Class A3, 2.75%, 01/15/2053	800,000	742,691
Series 2020-P1, Class A1, 2.84%, 04/15/2052 (a)(e)	813,000	811,076
Capital Automotive LLC, Series 2024-3A, Class A1, 4.40%, 10/15/2054 (a)	2,015,496	1,926,534
Capital Automotive REIT, Series 2022-1A, Class A1, 3.35%, 03/15/2052 (a)	1,054,150	999,085
Century Plaza Towers
Series 2019-CPT, Class A, 2.87%, 11/13/2039 (a)	485,000	448,899
Series 2019-CPT, Class E, 3.10%, 11/13/2039 (a)(e)	350,000	307,396
CF Hippolyta Issuer LLC
Series 2020-1, Class B1, 2.28%, 07/15/2060 (a)	350,786	211,863
Series 2022-1A, Class A1, 5.97%, 08/15/2062 (a)	475,652	473,868
Chase Mortgage Finance Corp., Series 2026-2, Class A9A, 5.50%, 12/25/2056 (a)(e)	114,768	114,037
CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.66%, 04/15/2042 (a)(e)	2,000,000	2,019,330
Citigroup Commercial Mortgage Trust
Series 2018-C6, Class A3, 4.15%, 11/10/2051	837,000	826,258
Series 2019-C7, Class A3, 2.86%, 12/15/2072	267,204	252,084
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2016-CD2, Class B, 3.88%, 11/10/2049 (e)	500,000	404,550
Series 2019-CD8, Class A3, 2.66%, 08/15/2057	1,288,379	1,212,202
CMFT Net Lease Master Issuer LLC, Series 2021-1, Class A2, 2.57%, 07/20/2051 (a)	2,394,262	2,066,840
Commercial Mortgage Pass Through Certificates
Series 2013-LC13, Class D, 5.55%, 08/10/2046 (a)(e)	479,082	446,739
Series 2022-HC, Class B, 3.17%, 01/10/2039 (a)	1,000,000	974,395
Computershare Corporate Trust
Series 2019-C50, Class A4, 3.47%, 05/15/2052	930,258	902,939
Series 2024-SVEN, Class A, 6.01%, 06/10/2037 (a)	1,000,000	1,011,696
CRSO TR 2023-BRND A 20400712 FLT, Series 2023-BRND, 7.12%, 07/12/2040 (a)	1,000,000	1,024,571
CSAIL Commercial Mortgage Trust
Series 2018-C14, Class A3, 4.15%, 11/15/2051	665,234	656,682
Series 2021-C20, Class A2, 2.49%, 03/15/2054	1,147,051	1,060,068
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.80%, 09/12/2040 (a)	890,000	898,377
Ellington Financial Mortgage Trust, Series 2023-1, Class M1, 6.61%, 02/25/2068 (a)(e)	150,000	149,907

Fannie Mae Connecticut Avenue Securities
Series 2022-R05, Class 2M2, 6.63% (30 day avg SOFR US + 3.00%), 04/25/2042 (a)	118,708	120,094
Series 2022-R06, Class 1M2, 7.48% (30 day avg SOFR US + 3.85%), 05/25/2042 (a)	625,000	640,146
Series 2022-R07, Class 1M2, 8.28% (30 day avg SOFR US + 4.65%), 06/25/2042 (a)	505,000	522,382
Series 2022-R08, Class 1M2, 7.23% (30 day avg SOFR US + 3.60%), 07/25/2042 (a)	160,000	164,218
Series 2022-R09, Class 2M2, 8.38% (30 day avg SOFR US + 4.75%), 09/25/2042 (a)	200,000	208,317
Series 2023-R01, Class 1M2, 7.38% (30 day avg SOFR US + 3.75%), 12/25/2042 (a)	1,260,000	1,304,497
Series 2023-R02, Class 1M2, 6.98% (30 day avg SOFR US + 3.35%), 01/25/2043 (a)	100,000	103,099
Series 2023-R05, Class 1M2, 6.73% (30 day avg SOFR US + 3.10%), 06/25/2043 (a)	1,150,000	1,187,967
Series 2023-R06, Class 1M2, 6.33% (30 day avg SOFR US + 2.70%), 07/25/2043 (a)	715,000	731,025
Federal Home Loan Mortgage Corp.
Series 2021-P011, Class A1, 1.20%, 09/25/2031	407,098	378,288
Series 2022-P013, Class A2, 2.85%, 02/25/2032 (e)	1,000,000	906,919
Series 2024-P016, Class A2, 4.77%, 09/25/2033 (e)	1,000,000	993,614
Series 405, Class C20, 4.00%, 05/25/2053 (g)	1,160,678	255,709
Series 4748, Class Z, 4.00%, 11/15/2047	97,961	92,236
Series 4776, Class WZ, 4.00%, 03/15/2048	305,926	287,813
Series 4783, Class Z, 4.00%, 04/15/2048	275,158	258,684
Series 4835, Class AS, 3.91% (-2 x 30 day avg SOFR US + 9.66%), 10/15/2048 (k)	52,492	46,579
Series 4978, Class MI, 4.00%, 05/25/2040 (g)	428,574	61,663
Series 5017, Class VZ, 2.00%, 09/25/2050 (l)	320,236	220,098
Series 5021, Class SB, 0.00% (-1 x 30 day avg SOFR US + 3.55%), 10/25/2050 (g)(k)	774,959	16,685
Series 5160, Class ZG, 3.00%, 09/25/2050 (l)	75,888	55,895
Series 5296, Class T, 5.00%, 11/25/2052	689,177	681,789
Series K-157, Class A2, 4.20%, 05/25/2033	2,000,000	1,952,674
Series K-170, Class A2, 5.00%, 02/25/2035 (e)	2,000,000	2,044,778
Federal National Mortgage Association
Series 2018-M8, Class A2, 3.42%, 06/25/2028 (e)	376,849	369,950
Series 2019-M21, Class 3A1, 2.10%, 06/25/2034	12,159	12,114
Series 2020-101, Class AI, 3.50%, 01/25/2051 (g)	1,253,603	234,445
Series 2020-24, Class SP, 2.31% (-1 x 30 day avg SOFR US + 5.94%), 04/25/2050 (g)(k)	199,350	21,789
Series 2020-56, Class LI, 2.00%, 08/25/2050 (g)	280,008	33,883
Series 2020-75, Class LI, 2.50%, 11/25/2050 (g)	422,455	63,317
Series 2021-17, Class EA, 1.50%, 04/25/2051	3,076,606	2,566,345
Series 2021-76, Class IY, 2.50%, 11/25/2051 (g)	191,183	19,480
Series 2022-18, Class DZ, 3.50%, 04/25/2052 (l)	643,873	501,774
Series 2026-18, Class SB, 0.52% (-1 x 30 day avg SOFR US + 4.15%), 04/25/2056 (g)(k)	2,463,861	33,706
Series 2026-8, Class BS, 0.67% (-1 x 30 day avg SOFR US + 4.30%), 02/25/2056 (g)(k)	5,072,880	87,241
Flagstar Mortgage Trust
Series 2018-2, Class B4, 4.00%, 04/25/2048 (a)(e)	115,775	106,064
Series 2021-12, Class B3, 2.96%, 11/25/2051 (a)(e)	132,992	109,502
Series 2021-2, Class A4, 2.50%, 04/25/2051 (a)(e)	141,004	115,492
Series 2021-4, Class A21, 2.50%, 06/01/2051 (a)(e)	176,355	144,777
Series 2021-7, Class B3, 2.92%, 08/25/2051 (a)(e)	131,732	108,628
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, 5.28% (30 day avg SOFR US + 1.65%), 01/25/2034 (a)	8,596	8,606
Series 2022-DNA5, Class M1B, 8.13% (30 day avg SOFR US + 4.50%), 06/25/2042 (a)	300,000	310,218
Series 2022-DNA6, Class M2, 9.38% (30 day avg SOFR US + 5.75%), 09/25/2042 (a)	400,000	422,061
Series 2023-HQA1, Class M1B, 7.13% (30 day avg SOFR US + 3.50%), 05/25/2043 (a)	268,000	278,734
Series 2023-HQA3, Class M2, 6.98% (30 day avg SOFR US + 3.35%), 11/25/2043 (a)	325,000	337,775
Series 2025-DNA2, Class A1, 4.73% (30 day avg SOFR US + 1.10%), 05/25/2045 (a)	802,500	805,047
Government National Mortgage Association
Series 2010-9, Class UI, 5.00%, 01/20/2040 (g)	482,707	91,386
Series 2013-99, Class AX, 3.00%, 07/20/2043 (d)	109,336	99,505
Series 2015-143, Class WA, 4.00%, 10/20/2045	92,974	89,684
Series 2018-121, Class KS, 0.11% (-1 x 1 mo. Term SOFR + 3.75%), 09/20/2048 (g)(k)	202,608	3,122
Series 2018-148, Class DS, 0.09% (-1 x 1 mo. Term SOFR + 3.73%), 10/20/2048 (g)(k)	256,658	3,798
Series 2018-151, Class SL, 0.05% (-1 x 1 mo. Term SOFR + 3.69%), 11/20/2048 (g)(k)	1,585,746	29,744
Series 2018-76, Class IO, 4.00%, 06/20/2046 (g)	19,338	1,963
Series 2019-92, Class S, 0.00% (-1 x 1 mo. Term SOFR + 2.70%), 07/20/2049 (g)(k)	938,738	11,649

Series 2019-99, Class SA, 0.00% (-1 x 1 mo. Term SOFR + 3.24%), 08/20/2049 (g)(k)	414,730	5,276
Series 2020-126, Class BI, 3.00%, 08/20/2050 (g)	600,005	101,599
Series 2021-114, Class TI, 3.00%, 06/20/2051 (g)	656,256	86,558
Series 2021-165, Class ST, 0.00% (-1 x 1 mo. Term SOFR + 3.25%), 01/20/2050 (g)(k)	114,685	27
Series 2021-209, Class Z, 3.00%, 11/20/2051 (l)	665,663	486,339
Series 2022-124, Class QZ, 4.00%, 07/20/2052 (l)	140,316	117,185
Series 2022-125, Class CS, 2.38% (-1 x 30 day avg SOFR US + 5.99%), 07/20/2052 (g)(k)	504,197	37,579
Series 2022-126, Class CS, 0.15% (-1 x 30 day avg SOFR US + 3.76%), 07/20/2052 (g)(k)	1,011,471	13,097
Series 2022-129, Class SA, 0.34% (-1 x 30 day avg SOFR US + 3.95%), 07/20/2052 (g)(k)	3,980,604	64,812
Series 2022-133, Class SA, 0.34% (-1 x 30 day avg SOFR US + 3.95%), 07/20/2052 (g)(k)	389,771	6,253
Series 2022-148, Class DS, 0.00% (-1 x 30 day avg SOFR US + 3.60%), 08/20/2052 (g)(k)	409,668	4,876
Series 2022-178, Class SA, 1.29% (-1 x 30 day avg SOFR US + 4.90%), 10/20/2052 (g)(k)	4,739,558	176,499
Series 2022-46, Class S, 0.00% (-1 x 30 day avg SOFR US + 3.50%), 03/20/2052 (g)(k)	282,503	3,900
Series 2022-51, Class SC, 0.00% (-1 x 30 day avg SOFR US + 3.50%), 03/20/2052 (g)(k)	839,943	11,404
Series 2022-66, Class SB, 0.24% (-1 x 30 day avg SOFR US + 3.85%), 04/20/2052 (g)(k)	275,436	6,303
Series 2022-68, Class SP, 0.24% (-1 x 30 day avg SOFR US + 3.85%), 04/20/2052 (g)(k)	224,854	5,056
Series 2022-93, Class GS, 0.04% (-1 x 30 day avg SOFR US + 3.65%), 05/20/2052 (g)(k)	175,589	2,262
Series 2022-93, Class IO, 3.00%, 08/20/2051 (g)	2,331,623	235,584
Series 2023-111, Class ZA, 3.00%, 02/20/2052 (l)	544,301	376,350
Series 2023-186, Class ZJ, 5.00%, 12/20/2053 (l)	373,842	358,103
Series 2023-81, Class IO, 5.00%, 04/20/2052 (g)	380,237	66,675
Series 2024-23, Class ID, 5.00%, 03/20/2040 (g)	327,775	58,883
Series 2024-69, Class AZ, 2.50%, 04/20/2054 (l)	343,070	249,381
Series 2026-26, Class ZG, 5.00%, 12/20/2055 (l)	477,882	442,238
GS Mortgage Securities Corp. II
Series 2018-GS10, Class A3, 4.26%, 07/10/2051 (e)	800,000	798,276
Series 2019-GC39, Class A3, 3.31%, 05/10/2052	906,089	872,202
Series 2019-GC42, Class A3, 2.75%, 09/10/2052	1,230,000	1,158,608
Series 2020-GC47, Class A4, 2.12%, 05/12/2053	1,400,000	1,278,542
Series 2020-GSA2, Class A4, 1.72%, 12/12/2053	1,100,000	982,680
GS Mortgage-Backed Securities Trust
Series 2020-PJ6, Class A4, 2.50%, 05/25/2051 (a)(e)	217,721	178,452
Series 2021-GR1, Class A4, 2.50%, 11/25/2051 (a)(e)	136,099	111,556
Series 2021-PJ10, Class A4, 2.50%, 03/25/2052 (a)(e)	162,587	133,169
Series 2021-PJ5, Class A4, 2.50%, 10/25/2051 (a)(e)	275,406	225,575
Series 2021-PJ6, Class A4, 2.50%, 11/25/2051 (a)(e)	202,013	165,220
Series 2021-PJ7, Class A4, 2.50%, 01/25/2052 (a)(e)	323,370	264,464
Series 2021-PJ8, Class A4, 2.50%, 01/25/2052 (a)(e)	220,513	181,027
Series 2022-PJ4, Class A36, 3.00%, 09/25/2052 (a)(e)	75,831	64,611
Series 2022-PJ5, Class A36, 3.00%, 10/25/2052 (a)(e)	224,521	191,604
Series 2023-PJ1, Class A24, 3.50%, 02/25/2053 (a)(e)	253,731	223,425
Series 2026-PJ8, Class A19, 5.50%, 11/25/2056 (a)(e)	160,000	158,772
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class C10, 5.63%, 08/05/2034 (a)(e)	900,000	826,358
Imperial Fund Mortgage Trust, Series 2022-NQM6, Class M1, 7.10%, 10/25/2067 (a)(e)	150,000	149,590
JP Morgan Chase Commercial Mortgage Securities
Series 2016-JP4, Class A3, 3.39%, 12/15/2049	710,253	707,907
Series 2019-BKWD, Class A, 5.24% (1 mo. Term SOFR + 1.61%), 09/15/2029 (a)	154,493	151,404
JP Morgan Mortgage Trust
Series 2015-1, Class B1, 5.01%, 12/25/2044 (a)(e)	25,436	25,435
Series 2017-2, Class A13, 3.50%, 05/25/2047 (a)(e)	4,987	4,509
Series 2017-5, Class A2, 4.73%, 10/26/2048 (a)(e)	51,019	51,443
Series 2018-5, Class A13, 3.50%, 10/25/2048 (a)(e)	25,522	22,836
Series 2018-7FRB, Class A2, 4.51% (1 mo. Term SOFR + 0.86%), 04/25/2046 (a)	9,238	9,157
Series 2020-1, Class B2, 3.81%, 06/25/2050 (a)(e)	29,057	26,218
Series 2021-10, Class A15, 2.50%, 12/25/2051 (a)(e)	71,585	58,495
Series 2021-11, Class A15, 2.50%, 01/25/2052 (a)(e)	147,068	120,366
Series 2021-14, Class A15, 2.50%, 05/25/2052 (a)(e)	90,882	74,608
Series 2021-15, Class A15, 2.50%, 06/25/2052 (a)(e)	634,141	518,181
Series 2021-4, Class B2, 2.88%, 08/25/2051 (a)(e)	108,469	89,595
Series 2021-7, Class A15, 2.50%, 11/25/2051 (a)(e)	204,166	167,348

Series 2021-8, Class A15, 2.50%, 12/25/2051 (a)(e)	94,954	77,595
Series 2021-8, Class B3, 2.84%, 12/25/2051 (a)(e)	149,066	120,188
Series 2021-LTV2, Class A3, 2.93%, 05/25/2052 (a)(e)	65,912	56,676
Series 2022-2, Class A25, 3.00%, 08/25/2052 (a)(e)	73,253	62,380
Series 2022-3, Class A25, 3.00%, 08/25/2052 (a)(e)	329,439	280,521
Series 2022-3, Class B3, 3.09%, 08/25/2052 (a)(e)	58,580	48,642
Series 2022-4, Class A17A, 3.00%, 10/25/2052 (a)(e)	223,243	190,094
Series 2022-4, Class B3, 3.24%, 10/25/2052 (a)(e)	112,978	92,108
Series 2022-5, Class B3, 2.95%, 09/25/2052 (a)(e)	112,304	89,293
Series 2022-6, Class A17A, 3.00%, 11/25/2052 (a)(e)	964,958	819,865
Series 2022-7, Class 1A17, 3.00%, 12/25/2052 (a)(e)	115,511	98,148
Series 2022-LTV1, Class A1, 3.25%, 07/25/2052 (a)(e)	366,922	325,499
Series 2022-LTV2, Class A6, 3.50%, 09/25/2052 (a)(e)	223,576	196,590
Series 2023-1, Class A15B, 5.50%, 06/25/2053 (a)(e)	93,703	92,507
Series 2024-3, Class A9, 3.00%, 05/25/2054 (a)(e)	822,146	700,068
Series 2024-7, Class A9, 3.00%, 04/25/2053 (a)(e)	266,959	227,319
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class D, 4.21%, 11/15/2047 (a)(e)	470,000	342,517
Manhattan West Mortgage Trust, Series 2026-2MW, Class A, 5.50%, 06/10/2048 (a)(e)	3,000,000	3,021,384
MCR Mortgage Trust, Series 2024-TWA, Class A, 5.92%, 06/12/2039 (a)	1,000,000	1,003,101
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class D, 3.00%, 05/15/2049 (a)	400,000	347,516
Morgan Stanley Capital I, Inc., Series 2018-L1, Class A3, 4.14%, 10/15/2051	1,870,286	1,850,559
Morgan Stanley Residential Mortgage Loan Trust
Series 2021-5, Class A9, 2.50%, 08/25/2051 (a)(e)	121,447	99,701
Series 2021-6, Class A4, 2.50%, 09/25/2051 (a)(e)	93,222	83,175
Series 2021-6, Class A9, 2.50%, 09/25/2051 (a)(e)	113,351	92,910
Series 2023-1, Class A7, 4.00%, 02/25/2053 (a)(e)	234,816	213,059
New Economy Assets LLC, Series 2021-1, Class B1, 2.41%, 10/20/2061 (a)	1,730,000	1,032,983
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 4.51% (1 mo. Term SOFR + 0.86%), 01/25/2048 (a)	20,646	20,407
NYC Commercial Mortgage Trust, Series 2025-300P, Class A, 4.88%, 07/13/2042 (a)(e)	2,160,000	2,137,005
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054 (a)	3,547,000	3,274,938
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.61%, 02/10/2032 (a)	730,448	705,574
Onslow Bay Mortgage Loan Trust
Series 2021-J2, Class A19, 2.50%, 07/25/2051 (a)(e)	216,233	177,514
Series 2025-NQM13, Class A1, 5.44%, 05/25/2065 (a)(e)	868,806	869,094
Series 2025-NQM8, Class A1, 5.47%, 03/25/2065 (a)(d)	931,404	931,623
RCKT Mortgage Trust
Series 2021-4, Class A21, 2.50%, 09/25/2051 (a)(e)	262,542	214,205
Series 2021-5, Class B4, 2.92%, 11/25/2051 (a)(e)	177,123	143,098
Series 2022-2, Class A22, 2.50%, 02/25/2052 (a)(e)	326,558	267,667
Series 2022-3, Class A21, 3.00%, 05/25/2052 (a)(e)	120,335	102,473
Series 2022-4, Class A22, 3.50%, 06/25/2052 (a)(e)	186,368	165,445
SCOTT Trust 2023-SFS, Series 2023-SFS, Class A, 5.91%, 03/10/2040 (a)	1,550,000	1,568,637
Sequoia Mortgage Trust
Series 2015-2, Class A1, 3.50%, 05/25/2045 (a)(e)	7,416	6,837
Series 2020-1, Class B4, 3.85%, 02/25/2050 (a)(e)	197,222	156,292
Series 2020-3, Class A19, 3.00%, 04/25/2050 (a)(e)	40,947	35,303
Series 2021-1, Class B3, 2.66%, 03/25/2051 (a)(e)	85,723	71,273
Series 2021-4, Class A19, 2.50%, 06/25/2051 (a)(e)	69,201	56,637
Series 2023-1, Class A19, 5.00%, 01/25/2053 (a)(e)	164,132	157,278
Series 2025-S2, Class A1, 4.00%, 11/25/2055 (a)(e)	297,064	272,703
Series 2026-1, Class A19, 5.50%, 02/25/2056 (a)(e)	226,576	224,709
SHOPS Commercial Mortgage Trust, Series 2026-CSTL, Class A, 4.97%, 05/05/2039 (a)(e)	500,000	496,362
SLG Office Trust
Series 2026-OMA, Class A, 5.13%, 04/15/2041 (a)(e)	2,500,000	2,496,404
Series 2026-OMA, Class C, 5.63%, 04/15/2041 (a)(e)	500,000	499,904
Starwood Property Mortgage Trust, Series 2021-LIH, Class AS, 5.00% (1 mo. Term SOFR + 1.37%), 11/15/2036 (a)	1,000,000	998,833
STORE Master Funding LLC
Series 2019-1, Class A1, 2.82%, 11/20/2049 (a)	982,713	974,462
Series 2021-1A, Class A1, 2.12%, 06/20/2051 (a)	1,121,250	1,057,188

Series 2026-1A, Class A1, 5.22%, 06/20/2056 (a)	850,000	853,368
Tricon Residential Trust, Series 2025-SFR1, Class A, 4.73% (1 mo. Term SOFR + 1.10%), 03/17/2042 (a)	884,141	884,137
TYSN 2023-CRNR Mortgage Trust, Series 2023-CRNR, Class A, 6.80%, 12/10/2033 (a)(e)	1,000,000	1,031,260
UBS Commercial Mortgage Trust
Series 2017-C4, Class A4, 3.56%, 10/15/2050	148,558	145,942
Series 2017-C7, Class A3, 3.42%, 12/15/2050	492,084	484,901
Series 2018-C10, Class A3, 4.05%, 05/15/2051	1,290,085	1,268,144
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class D, 3.84%, 03/10/2046 (a)(e)	225,000	182,160
Verus Securitization Trust
Series 2021-7, Class A3, 2.24%, 10/25/2066 (a)(e)	83,421	73,245
Series 2026-1, Class M1, 5.67%, 01/25/2071 (a)(e)	100,000	98,607
Series 2026-4, Class M1, 5.87%, 04/25/2071 (a)(e)	190,000	189,424
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, 6.13%, 03/15/2040 (a)(e)	500,000	500,458
Wells Fargo Commercial Mortgage Trust 2024-1CHI, Series 2024-5C2, Class A3, 5.92%, 11/15/2057 (e)	2,075,000	2,133,896
Wells Fargo Mortgage Backed Securities Trust
Series 2019-2, Class A17, 4.00%, 04/25/2049 (a)(e)	4,816	4,514
Series 2020-4, Class A17, 3.00%, 07/25/2050 (a)(e)	209,157	179,146
Series 2021-2, Class A17, 2.50%, 06/25/2051 (a)(e)	261,399	214,102
Series 2022-2, Class A18, 2.50%, 12/25/2051 (a)(e)	81,862	67,050
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class D, 4.09%, 05/15/2045 (a)(e)	163,848	154,630
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $129,600,230)		125,451,399

MUNICIPAL BONDS - 2.7%

ALASKA - 0.1%
City of Port Lions AK, 7.50%, 10/01/2052	1,510,000	1,567,326

ARIZONA - 0.2%
Arizona Industrial Development Authority
3.25%, 07/01/2031 (Obligor: KIPP NYC Public Charter Schools)	650,000	597,649
4.94%, 10/01/2031 (Obligor: The Reinvestment Funds, Inc.)	1,000,000	997,116
Salt River Project Agricultural Improvement & Power District, 4.84%, 01/01/2041	2,500,000	2,405,476
Total Arizona		4,000,241

CALIFORNIA - 0.8%
Bay Area Toll Authority, 6.26%, 04/01/2049	150,000	156,345
California Municipal Finance Authority, 6.63%, 08/20/2033 (a)	1,000,000	991,993
City & County of San Francisco CA
5.77%, 06/15/2045	2,500,000	2,541,446
5.45%, 06/15/2064	1,000,000	952,239
City & County of San Francisco CA Community Facilities District No 2014-1, 3.48%, 09/01/2050	1,000,000	714,166
City of Los Angeles CA
3.50%, 09/01/2037	315,000	279,143
3.88%, 09/01/2038	1,000,000	914,693
4.80%, 09/01/2039	1,000,000	982,854
5.00%, 09/01/2042	1,000,000	960,257
5.04%, 09/01/2045	1,000,000	937,272
City of Oakland CA, 5.79%, 07/15/2045	1,000,000	1,010,286
San Francisco City & County Public Utilities Commission Wastewater Revenue, 4.66%, 10/01/2027	1,400,000	1,406,746
San Jose Financing Authority, 4.66%, 05/01/2037	500,000	485,355
San Luis Obispo County Financing Authority, 5.57%, 09/01/2040	500,000	517,100
State of California, 7.35%, 11/01/2039	275,000	315,120
Total California		13,165,015

COLORADO - 0.0% (j)
Denver City & County Housing Authority, 4.13%, 06/01/2028 (Obligor: 4965 Washington Street)	750,000	747,667

CONNECTICUT - 0.1%

Connecticut Green Bank, 2.90%, 11/15/2035 (Obligor: Connecticut Light & Power Co. (The))	1,000,000	879,100

HAWAII - 0.1%
City & County of Honolulu HI, 4.79%, 07/01/2032	1,130,000	1,149,150

ILLINOIS - 0.1%
Illinois Finance Authority, 3.85%, 04/01/2056 (Obligor: Gotion Il New Energy, Inc.) (a)(e)	2,000,000	2,000,000

INDIANA - 0.0% (j)
City of Fort Wayne IN, 10.75%, 12/01/2029 (Obligor: Do Good Foods Fort Wayne Obligated Group) (c)	234,358	23

MARYLAND - 0.1%
Maryland Economic Development Corp.
5.43%, 05/31/2056	915,000	897,715
5.94%, 05/31/2057 (Obligor: University of Maryland)	1,000,000	1,014,102
Total Maryland		1,911,817

MASSACHUSETTS - 0.1%
Massachusetts Housing Finance Agency, 3.72%, 12/01/2065 (e)	1,000,000	1,000,000

MINNESOTA - 0.1%
Minnesota Housing Finance Agency, 5.95%, 08/01/2054	750,000	755,759
University of Minnesota, 4.05%, 04/01/2052	380,000	303,304
Total Minnesota		1,059,063

NEW HAMPSHIRE - 0.2%
New Hampshire Business Finance Authority
3.97%, 02/01/2029 (Obligor: Hanwha Q Cells USA, Inc.) (a)(e)	1,750,000	1,750,000
5.69%, 11/01/2045 (Obligor: Abilene Christian University)	750,000	742,638
Total New Hampshire		2,492,638

NEW JERSEY - 0.0% (j)
New Jersey Turnpike Authority, 7.41%, 01/01/2040	300,000	350,112

NEW YORK - 0.4%
City of New York NY
5.28%, 02/01/2038	1,000,000	1,006,046
5.09%, 10/01/2049	750,000	694,489
5.39%, 10/01/2055	705,000	678,307
Freddie Mac Multifamily ML Certificates, 4.05%, 08/25/2038	959,340	899,236
Freddie Mac Multifamily Variable Rate Certificate, 3.15%, 10/15/2036	964,430	872,500
New York City Housing Development Corp.
4.27%, 02/01/2030	250,000	249,206
5.88%, 08/01/2045 (Obligor: Bay View Pact LLC)	1,200,000	1,211,335
5.88%, 02/01/2055	1,000,000	1,001,546
New York State Energy Research & Development Authority, 6.22%, 04/01/2040	500,000	503,782
United Nations Development Corp., 6.54%, 08/01/2055	450,000	474,662
Total New York		7,591,109

OHIO - 0.2%
Columbus Metropolitan Housing Authority
5.05%, 04/01/2030	500,000	501,376
5.95%, 12/01/2043 (Obligor: Aspire Columbus LLC)	1,000,000	1,017,869
Toledo Lucas County Public Library, 4.75%, 12/01/2033	325,000	329,867
Toledo-Lucas County Port Authority, 5.85%, 11/15/2049	1,000,000	971,392
Total Ohio		2,820,504

OREGON - 0.1%
Port of Morrow OR, 5.30%, 09/01/2043	1,250,000	1,266,056
State of Oregon, 5.83%, 05/01/2045	1,000,000	1,034,259
Total Oregon		2,300,315

PENNSYLVANIA - 0.1%
Redevelopment Authority of the City of Philadelphia
5.10%, 11/01/2039	1,000,000	987,367
5.23%, 09/01/2040	1,000,000	993,214
Total Pennsylvania		1,980,581

SOUTH DAKOTA - 0.0% (j)
South Dakota Housing Development Authority, 5.46%, 05/01/2053	195,000	196,736

WISCONSIN - 0.0% (j)
Public Finance Authority, 5.29%, 07/01/2029 (Obligor: BlueHub Loan Fund, Inc.)	550,000	548,439

TOTAL MUNICIPAL BONDS (Cost $46,330,715)		45,759,836

FOREIGN GOVERNMENT AGENCIES - 1.6%

CANADA - 1.1%
Export Development Canada
3.88%, 02/14/2028	1,800,000	1,790,819
4.00%, 06/20/2030	4,075,000	4,041,044
4.75%, 06/05/2034	4,000,000	4,095,178
Province of British Columbia Canada, 4.20%, 07/06/2033	274,000	268,818
Province of Ontario Canada
1.13%, 10/07/2030	2,500,000	2,193,341
5.05%, 04/24/2034	1,000,000	1,032,815
Province of Quebec Canada
2.75%, 04/12/2027	1,000,000	988,604
1.90%, 04/21/2031	1,000,000	894,658
4.50%, 09/08/2033	1,000,000	997,997
4.25%, 09/05/2034	2,000,000	1,953,085
Total Canada		18,256,359

FRANCE - 0.0% (j)
Caisse d'Amortissement de la Dette Sociale, 4.88%, 09/19/2026 (a)	1,000,000	1,001,769

HONDURAS - 0.1%
Central American Bank for Economic Integration, 4.75%, 01/24/2028 (a)	1,000,000	1,006,217

ITALY - 0.0% (j)
Cassa Depositi e Prestiti SpA
5.88%, 04/30/2029 (a)	200,000	206,453
4.38%, 10/01/2030 (a)	200,000	197,207
Total Italy		403,660

JAPAN - 0.1%
Japan Bank for International Cooperation, 4.38%, 10/05/2027	1,000,000	1,001,327
Japan International Cooperation Agency, 4.25%, 05/22/2030	470,000	467,441
Total Japan		1,468,768

NETHERLANDS - 0.2%

BNG Bank NV, 3.50%, 05/19/2028 (a)	1,000,000	987,024
Nederlandse Waterschapsbank NV
4.00%, 06/01/2028 (a)	1,500,000	1,493,360
4.38%, 02/28/2029 (a)	1,000,000	1,003,720
Total Netherlands		3,484,104

SAUDI ARABIA - 0.1%
Arab Energy Fund, 5.43%, 05/02/2029 (m)	1,695,000	1,729,421

SOUTH KOREA - 0.0% (j)
Korea National Oil Corp., 4.88%, 04/03/2028 (a)	205,000	206,224

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost $27,697,794)		27,556,522

FOREIGN GOVERNMENT OBLIGATIONS - 1.2%

ANGOLA - 0.0% (j)
Angolan Government International Bond, 8.00%, 11/26/2029 (a)	570,000	580,012

BERMUDA - 0.0% (j)
Bermuda Government International Bond, 2.38%, 08/20/2030 (a)	200,000	180,696

BRAZIL - 0.1%
Brazilian Government International Bond, 5.50%, 02/04/2033	1,000,000	985,450

CANADA - 0.3%
Canada Government International Bond, 4.00%, 03/18/2030	1,000,000	993,111
OMERS Finance Trust
4.00%, 04/19/2052	1,500,000	1,179,274
4.00%, 04/19/2052 (a)	1,000,000	786,182
Province of Quebec Canada, 4.63%, 06/03/2036	2,600,000	2,582,240
Total Canada		5,540,807

EL SALVADOR - 0.0% (j)
El Salvador Government International Bond, 9.25%, 04/17/2030 (a)	560,000	602,767

HUNGARY - 0.0% (j)
Hungary Government International Bond, 5.38%, 09/26/2030 (a)	460,000	466,502

ISRAEL - 0.1%
Israel Government International Bond, 5.38%, 02/19/2030	917,000	928,238

ITALY - 0.1%
Republic of Italy Government International Bond
4.00%, 10/17/2049	1,000,000	767,988
3.88%, 05/06/2051	200,000	147,869
Total Italy		915,857

IVORY COAST - 0.0% (j)
Ivory Coast Government International Bond, 6.75%, 02/25/2041 (a)	425,000	411,692

MEXICO - 0.2%
Mexico Government International Bond
5.38%, 03/22/2033	200,000	195,410
6.00%, 05/07/2036	461,000	459,340

6.88%, 05/13/2037	933,000	977,598
6.25%, 08/27/2037	203,000	203,060
6.63%, 01/29/2038	200,000	204,700
6.13%, 02/09/2038	395,000	387,495
4.28%, 08/14/2041	260,000	204,360
Total Mexico		2,631,963

PANAMA - 0.0% (j)
Panama Government International Bond, 6.70%, 01/26/2036	100,000	107,430

PERU - 0.0% (j)
Peruvian Government International Bond, 2.78%, 01/23/2031	107,000	98,504

PHILIPPINES - 0.0% (j)
Philippine Government International Bond, 5.33%, 06/24/2036	232,000	231,832

POLAND - 0.1%
Republic of Poland Government International Bond
5.38%, 04/14/2036	925,000	933,078
6.13%, 04/14/2056	145,000	147,456
Total Poland		1,080,534

ROMANIA - 0.1%
Romanian Government International Bond, 5.75%, 09/16/2030 (a)	1,770,000	1,775,685

SAUDI ARABIA - 0.0% (j)
Saudi Government International Bond, 5.13%, 01/13/2028 (a)	755,000	759,917

SERBIA - 0.1%
Serbia International Bond
2.13%, 12/01/2030 (a)	370,000	322,460
6.00%, 06/12/2034 (a)	850,000	870,074
5.50%, 05/06/2036 (a)	485,000	475,042
Total Serbia		1,667,576

SOUTH KOREA - 0.1%
Korea Electric Power Corp., 4.13%, 11/12/2030 (a)	1,000,000	982,382

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $20,257,478)		19,947,844

SUPRANATIONAL BONDS – 1.1%
African Development Bank
4.13%, 02/25/2027	1,000,000	1,000,121
3.50%, 09/18/2029	1,000,000	978,588
Asian Development Bank, 3.13%, 09/26/2028	1,500,000	1,466,851
Asian Infrastructure Investment Bank (The), 4.88%, 09/14/2026	1,000,000	1,001,737
Corp. Andina de Fomento
5.00%, 01/24/2029	305,000	309,541
4.25%, 02/03/2031	1,400,000	1,360,702
European Investment Bank
2.38%, 05/24/2027	2,500,000	2,461,874
0.63%, 10/21/2027	700,000	668,933
3.25%, 11/15/2027	1,110,000	1,096,620
0.75%, 09/23/2030	1,000,000	867,439
Inter-American Development Bank, 1.13%, 07/20/2028	404,000	380,025
International Bank for Reconstruction & Development

0.00%, 03/31/2027 (h)	1,000,000		968,401
0.75%, 11/24/2027	364,000		347,234
0.00%, 03/31/2028 (e)	1,000,000		991,880
1.12%, 03/31/2032 (d)	2,500,000		2,471,625
2.41%, 11/02/2040 (d)	1,000,000		1,006,400
Kreditanstalt fuer Wiederaufbau, 0.75%, 09/30/2030	1,000,000		867,377
TOTAL SUPRANATIONAL BONDS (Cost $18,618,987)			18,245,348

BANK LOANS - 0.0% (j)
UTILITIES - 0.0% (j)
Constellation Renewables LLC, Senior Secured First Lien, 5.67% (3 mo. SOFR US + 2.00%), 12/15/2027 (Cost $745,329)	748,086		745,123

Investments	Shares		Value
EXCHANGE-TRADED FUNDS - 6.8%
iShares 10-20 Year Treasury Bond ETF (b)	237,772		$ 23,860,420
iShares Core U.S. Aggregate Bond ETF	923,859		91,443,564
TOTAL EXCHANGE-TRADED FUNDS (Cost $115,307,334)			115,303,984

PREFERRED STOCKS - 0.1%

FINANCIAL - 0.1%
CION Investment Corp., 7.50%, 03/31/2031 (n)	24,850		605,346
Gladstone Investment Corp., 4.88%, 11/01/2028 (n)	73,200		1,741,428
Total Financial			2,346,774

TOTAL PREFERRED STOCKS (Cost $2,451,250)			2,346,774

SHORT-TERM INVESTMENTS - 1.0%
BlackRock Liquidity FedFund - Institutional Class, 3.54% (o) (Cost $17,622,466)	17,622,466		17,622,466

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.6%
Mount Vernon Liquid Assets Portfolio, LLC, 3.75% (o)(p) (Cost $9,849,525)	9,849,525		9,849,525

TOTAL INVESTMENTS - 100.3% (Cost $1,733,208,600)			$ 1,705,230,357
OTHER ASSETS AND LIABILITIES, NET - (0.3)%		(0.00251)	(4,269,168)
NET ASSETS - 100.0%			$ 1,700,961,189

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $449,907,082 or 26.5% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $9,623,367.
(c)	Issuer is currently in default.
(d)	Step coupon bond. Coupon rate increases or decreases in increments to maturity. The rate disclosed is as of June 30, 2026. Maturity date shown is the final maturity.
(e)
Adjustable or floating rate security. Rate shown reflects rate in effect at period-end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(g)	Interest only security.
(h)	Zero coupon bonds make no periodic interest payments.
(i)	All or a portion of the security has been pledged as collateral for open derivatives positions. As of June 30, 2026, the value of these securities was $1,663,403, representing 0.1% of net aseets.
(j)	Represents less than 0.05% of net assets.
(k)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(l)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of June 30, 2026.

(m)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of June 30, 2026, the value of these securities totaled $1,729,421 or 0.1% of the Fund’s net assets.

(n)	Non-income producing security.
(o)	The rate shown represents the 7-day annualized effective yield as of June 30, 2026.
(p)	Affiliated security as defined by the Investment Company Act of 1940, as amended.
(q)	The rate shown is the annualized yield as of June 30, 2026.
AMERIBOR	American Interbank Offered Rate
ASA	Advanced Subscription Agreement
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Rate
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal
USISSO05	5 Year US Dollar SOFR Swap Rate

Futures contracts open at June 30, 2026:
Description	Type	Contracts	Expiration Date	Notional Amount	Total Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED - 4.4%
U.S. Treasury Ultra 10 Year Notes……………	Long	93,000	09/21/2026	$ 10,459,594	$ 82,170
U.S. Treasury 10 Year Notes…………….........	Long	2,000	09/21/2026	219,781	(628)
U.S. Treasury 2 Year Notes…………………...	Long	274,000	09/30/2026	28,240,195	(26,419)
U.S. Treasury 5 Year Notes…………………...	Long	339,000	09/30/2026	36,288,891	94,625
				$ 75,208,461	$ 149,748
CONTRACTS SOLD - (2.3)%					–
U.S. Treasury Long Bonds……………………	Short	(31,000)	09/21/2026	$ (3,518,500)	$ (35,075)
U.S. Treasury Ultra Bonds………………........	Short	(3,000)	09/21/2026	(348,469)	1,839
				$ (3,866,969)	$ (33,236)
			$ –	$ 71,341,492	$ 116,512

Swap contracts open at June 30, 2026:

Centrally Cleared Credit Default Swap Agreements

Reference Obligations/Index	Financing Rate Received (Paid) by the Fund	Payment Frequency	Credit Spread at June 30, 2026 (basis points)	Termination Date	Notional Amount (000s)	Value	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.IG.46.V1……….	1.000%	Quarterly	51.065	06/20/2031	$ 9,890	$ 217,638	$ 199,520	$ 18,118

Centrally Cleared Interest Rate Swap Agreements
Payments Made by the Fund		Payments Received by the Fund	Payment Frequency	Termination Date	Notional Amount (000s)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
4.699%		12M SOFR(a)	Monthly	09/25/2026	$515	$ (1,027)	$ 7	$ (1,034)
4.13221%		12M SOFR(b)	Monthly	06/01/2056	796	(3,696)	-	(3,696)
3.88562%		12M SOFR(c)	Monthly	06/11/2027	5,385	(28,397)	-	(28,397)
3.0575%		12M US CPI-U(d)	Monthly	06/01/2031	585	(214)	-	(214)
Total Interest Rate Swaps						$ (33,334)	$ 7	$ (33,341)

(a)	The current rate shown as of June 25, 2026 was 3.64%.
(b)	The current rate shown as of June 1, 2026 was 3.65%.
(c)	The current rate shown as of June 11, 2026 was 3.60%.
(d)	The current rate shown as of June 30, 2026 was 3.50%.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Corporate Bonds……………………………………………………...	$ –	$ 400,815,745	$ –	$ 400,815,745
U.S. Government Agencies……………………………………………….	–	307,898,404	–	307,898,404
U.S. Government Obligations…………………………………………….	–	274,507,886	–	274,507,886
Asset-Backed Securities…………………………………………………...	–	206,990,632	–	206,990,632
Foreign Corporate Bonds………………………………………………….	–	132,188,869	–	132,188,869
Commercial Mortgage-Backed Securities…………………………………	–	125,451,399	–	125,451,399
Municipal Bonds………………………………………………………….	–	45,759,836	–	45,759,836
Foreign Government Agencies…………………………………………….	–	27,556,522	–	27,556,522
Foreign Government Obligations………………………………………….	–	19,947,844	–	19,947,844
Supranational Bonds……………………………………………………….	–	18,245,348	–	18,245,348
Bank Loans………………………………………………………………...	–	745,123	–	745,123
Exchange-Traded Funds…………………………………………………...	115,303,984	–	–	115,303,984
Preferred Stocks……………………………………………………………	2,346,774	–	–	2,346,774
Money Market Funds……………………………………………………...	17,622,466	–	–	17,622,466
Investments Purchased with Proceeds from Securities Lending(a)………...	–	–	–	9,849,525
Total Investments*………………………………………………………...	$ 135,273,224	$ 1,560,107,608	$ –	$ 1,705,230,357

Other Financial Instruments**:
Futures Contracts………………………………………………………….	$ 178,634	$ –	$ –	$ 178,634
Credit Default Swap Agreements………………………………………….	–	18,118	–	18,118
Total - Other Financial Instruments……………………………………...	$ 178,634	$ 18,118	$ –	$ 196,752

Liabilities:
Other Financial Instruments**:
Futures Contracts………………………………………………………….	$ (62,122)	$ –	$ –	$ (62,122)
Interest Rate Swap Agreements……………………………………………	–	(33,341)	–	(33,341)
Total - Other Financial Instruments……………………………………...	$ (62,122)	$ (33,341)	$ –	$ (95,463)

* See Schedule of Investments for additional detailed categorizations.
** Futures Contracts and Swap Contracts are valued at the unrealized appreciation (depreciation) of the instrument.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $9,849,525 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

First American Multi-Manager Fixed-Income Fund - Transactions with Affiliates
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Interest Income	Value at End of Period	Percent of Net Assets at End of Period
Mount Vernon Liquid Assets Portfolio, LLC	$ –	$ 99,602,792	$ (89,753,267)	$ –	$ –	$ 2,350	$ 9,849,525	0.6%

PFM Multi-Manager Series Trust
Notes to Schedules of Investments
June 30, 2026 (Unaudited)

Organization

PFM Multi-Manager Series Trust (Trust) was organized as a Delaware statutory trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (1940 Act), as an open-end management investment company. The Trust offers the following series: First American Multi-Manager Domestic Equity Fund (Domestic Equity Fund), First American Multi-Manager International Equity Fund (International Equity Fund) and First American Multi-Manager Fixed-Income Fund (Fixed-Income Fund) (each a Fund and, collectively, the Funds). Each Fund consists of Institutional Class, Advisor Class and Class R shares. As of June 30, 2026, only the Institutional Class has commenced operations. The Funds are diversified for the purposes of the 1940 Act.

The Domestic Equity Fund seeks to provide long-term capital appreciation. The International Equity Fund seeks to provide long-term capital appreciation. The Fixed-Income Fund seeks to maximize total return (capital appreciation and income) consistent with reasonable risk.

Investment Valuation

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

Level 1 – Quoted prices in active markets for identical assets or liabilities.
Level 2 – Inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly, including quoted prices for similar investments based on interest rates, credit risk and like factors. Securities traded primarily in non-U.S. markets which are fair valued are generally categorized as Level 2 in the hierarchy.
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement, including the Fund's own assumptions for determining fair value.

The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2026, is disclosed in each Fund’s respective Schedule of Investments.

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4:00 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (Board), the Board has designated the Adviser, U.S. Bancorp Asset Management, Inc. (USBAM or, the Adviser), as the Funds’ valuation designee under Rule 2a-5 of the 1940 Act and as such the Adviser performs day-to-day valuation of investments held by the Funds, subject to oversight of the Board. The Adviser has established a Valuation Committee (VC) to serve as its formal oversight body for the valuation of each Fund’s portfolio holdings in accordance with policies and procedures adopted by the Board. The VC provides administration and oversight of the Funds’ valuation policy and the Adviser’s valuation procedures. Among other things, these procedures allow the Adviser to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Portfolio securities that are primarily traded on a foreign securities exchange are generally valued at the U.S. dollar equivalent of the preceding closing values for the securities on their exchanges. If an investment is valued in a currency other than U.S. dollars, its value shall be converted into U.S. dollars at the mean of the last available bid and offer prices of such currencies against U.S. dollars quoted on a valuation date by any recognized dealer. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Adviser may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, after-market trading, or news events may have occurred in the interim. To account for this, the Adviser may value foreign securities using fair value prices based on third-party vendor modeling tools.

Equity Securities

Equity securities, including restricted securities and preferred stocks, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third-party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.

Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt Securities

Debt securities, including restricted securities, are valued based on evaluated prices received from third-party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third-party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures Contracts

The Funds use exchange-traded futures contracts to a limited extent with the objective of using uninvested cash to gain exposure to certain equity and fixed income markets, maintain liquidity, and minimize transaction costs. Futures contracts are valued at their quoted daily settlement prices and are categorized as Level 1 in the hierarchy. Fluctuations in the value of the contracts are recorded as an asset (liability).

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Forward Foreign Currency Exchange Contracts

The Funds use forward foreign currency exchange contracts to a limited extent with the objective of hedging against adverse movements in the foreign currencies in which portfolio securities are denominated. Forward foreign currency exchange contracts are marked-to-market daily using third-party pricing vendors who utilize matrix pricing which considers the terms of the contract, including notional amount and contract maturity, and other inputs including currency exchange rates, or counterparty-supplied prices. When independent prices are unavailable or unreliable, forward foreign currency exchange contracts may be valued utilizing pricing methodologies which consider similar factors that would be used by third-party vendors. Changes in value, if any, are recorded as unrealized appreciation or depreciation until the contract is exercised or expires. A Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Foreign currency exchange contracts are generally categorized as Level 2 in the hierarchy.

Swap Contracts

Swap contracts are marked-to-market daily using third-party pricing vendor quotations, or counterparty or clearinghouse prices, and the change in value, if any, is recorded as an unrealized gain or loss. Interest rate swaps are valued by pricing vendors who utilize matrix pricing which considers a discounted cash flow model based on the terms of the contract, including the notional amount and contract maturity, and multiple inputs, including, where applicable, yield curves, prepayment rates, and currency exchange rates, or by counterparty or clearinghouse-supplied prices. Interest rate swaps are generally categorized in Level 2 of the fair value hierarchy. Credit default swaps are valued by pricing vendors who utilize matrix pricing which considers the terms of the contract, including the notional amount and contract maturity, and multiple inputs including yield curves, recovery rates, and credit spreads, or by counterparty or clearinghouse-supplied prices. Credit default swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty, or in some cases, segregated in a triparty account on behalf of the counterparty, which can be adjusted by any mark-to-market gains or losses pursuant to the contract. For centrally cleared swaps, the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

For additional information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.